UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (98.69%)
Consumer Discretionary (13.88%)
Advance Auto Parts Inc.	22,500	$1,476,450
AutoZone Inc. (a)	5,600	1,531,936
CBS Corp. Class B	62,300	1,559,992
Coach Inc.	32,200	1,675,688
Comcast Corp. Class A	119,900	2,963,928
Ford Motor Co. (a)	73,900	1,101,849
GAP Inc., The	194,400	4,405,104
General Motors Co. (a)	86,000	2,668,580
ITT Educational Services Inc. (a)	9,800	707,070
McDonald’s Corp.	18,900	1,438,101
Netflix Inc. (a)	11,200	2,658,096
Priceline.com Inc. (a)	4,800	2,430,912
Ross Stores Inc.	32,600	2,318,512
Starbucks Corp.	61,600	2,276,120
Target Corp.	25,000	1,250,250
TJX Companies Inc.	56,300	2,799,799
TRW Automotive Holdings Corp. (a)	33,200	1,828,656
Viacom Inc. Class B	35,400	1,646,808
Walt Disney Co., The	68,400	2,947,356

		39,685,207

Consumer Staples (7.23%)
Brown-Forman Corp. Class B	21,000	1,434,300
Coca-Cola Enterprises Inc.	35,100	958,230
Colgate-Palmolive Co.	15,400	1,243,704
CVS Caremark Corp.	113,000	3,878,160
Dr. Pepper Snapple Group Inc.	34,000	1,263,440
Estee Lauder Companies Inc. Class A, The	8,600	828,696
General Mills Inc.	32,000	1,169,600
Green Mountain Coffee Roasters Inc. (a)	12,500	807,625
Philip Morris International Inc.	46,800	3,071,484
Procter & Gamble Co., The	18,000	1,108,800
Sysco Corp.	38,500	1,066,450
Wal-Mart Stores Inc.	74,100	3,856,905

		20,687,394

Energy (12.34%)
Alpha Natural Resources Inc. (a)	16,200	961,794
Anadarko Petroleum Corp.	36,500	2,990,080
Apache Corp.	23,900	3,128,988
Atwood Oceanics Inc. (a)	36,800	1,708,624
Chevron Corp.	42,200	4,533,546
Cimarex Energy Co.	9,900	1,140,876
Diamond Offshore Drilling Inc.	15,300	1,188,810
El Paso Corp.	99,100	1,783,800
EQT Corp.	58,100	2,899,190
Exxon Mobil Corp.	53,000	4,458,890
Halliburton Co.	37,400	1,864,016
Occidental Petroleum Corp.	27,100	2,831,679
SM Energy Co.	16,100	1,194,459
Southwestern Energy Co. (a)	40,700	1,748,879
Ultra Petroleum Corp. (a)	28,600	1,408,550

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Williams Companies Inc., The	46,600	$1,452,988

		35,295,169

Financials (12.53%)
ACE Ltd.	40,900	2,646,230
Affiliated Managers Group Inc. (a)	6,700	732,779
Aflac Inc.	75,900	4,006,002
Allstate Corp., The	44,800	1,423,744
Ameriprise Financial Inc.	22,400	1,368,192
Axis Capital Holdings Ltd.	19,500	680,940
Bank of America Corp.	207,400	2,764,642
Franklin Resources Inc.	35,700	4,465,356
JPMorgan Chase & Co.	99,400	4,582,340
MetLife Inc.	94,300	4,218,039
Moody’s Corp.	32,800	1,112,248
Travelers Companies Inc., The	47,600	2,831,248
Wells Fargo & Co.	157,800	5,002,260

		35,834,020

Health Care (12.19%)
Abbott Laboratories	61,100	2,996,955
Allergan Inc.	20,100	1,427,502
AmerisourceBergen Corp.	42,000	1,661,520
Baxter International Inc.	15,300	822,681
Bristol-Myers Squibb Co.	98,964	2,615,619
Covidien PLC	53,000	2,752,820
CR Bard Inc.	14,900	1,479,719
Gilead Sciences Inc. (a)	34,200	1,451,448
Intuitive Surgical Inc. (a)	6,600	2,200,836
Johnson & Johnson	81,800	4,846,650
Medtronic Inc.	29,900	1,176,565
Merck & Co. Inc.	46,400	1,531,664
Mylan Inc. (a)	62,400	1,414,608
Pfizer Inc.	210,800	4,281,348
Quest Diagnostics Inc.	23,000	1,327,560
Teva Pharmaceutical Industries Ltd. Sponsored ADR	57,000	2,859,689

		34,847,184

Industrials (10.90%)
3M Co.	11,700	1,093,950
Boeing Co., The	50,500	3,733,465
Cummins Inc.	14,100	1,545,642
Deere & Co.	17,300	1,676,197
General Dynamics Corp.	18,300	1,401,048
General Electric Co.	76,800	1,539,840
Honeywell International Inc.	48,900	2,919,819
Huntington Ingalls Industries Inc. (a)	3,166	131,389
ITT Corp.	45,100	2,708,255
Lockheed Martin Corp.	25,600	2,058,240
Northrop Grumman Corp.	19,000	1,191,490
Raytheon Co.	49,600	2,523,152
Thomas & Betts Corp. (a)	29,400	1,748,418

See accompanying notes to schedules of investments.	1

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Union Pacific Corp.	53,800	$5,290,154
WW Grainger Inc.	11,700	1,610,856

		31,171,915

Information Technology (19.88%)
Akamai Technologies Inc. (a)	45,900	1,744,200
Altera Corp.	34,800	1,531,896
Apple Inc. (a)	10,100	3,519,345
Arrow Electronics Inc. (a)	48,400	2,026,992
Atmel Corp. (a)	152,700	2,081,301
Cisco Systems Inc.	62,500	1,071,875
Cognizant Technology Solutions Corp. Class A (a)	18,500	1,505,900
Corning Inc.	70,900	1,462,667
Dell Inc. (a)	183,400	2,661,134
F5 Networks Inc. (a)	24,500	2,512,965
First Solar Inc. (a)	10,000	1,608,400
Google Inc. Class A (a)	3,500	2,051,735
Hewlett-Packard Co.	27,200	1,114,384
Intel Corp.	129,800	2,618,066
International Business Machines Corp.	31,700	5,169,319
JDS Uniphase Corp. (a)	81,700	1,702,628
Lam Research Corp. (a)	20,600	1,167,196
MasterCard Inc. Class A	5,700	1,434,804
Microsoft Corp.	155,800	3,951,088
NetApp Inc. (a)	24,100	1,161,138
Oracle Corp.	91,700	3,060,029
Red Hat Inc. (a)	29,900	1,357,161
SanDisk Corp. (a)	41,000	1,889,690
TE Connectivity Ltd.	81,600	2,841,312
Visa Inc. Class A	15,000	1,104,300
VMware Inc. Class A (a)	21,000	1,712,340
Xerox Corp.	121,900	1,298,235
Xilinx Inc.	45,500	1,492,400

		56,852,500

Materials (4.55%)
Alcoa Inc.	62,800	1,108,420
Ashland Inc.	23,000	1,328,480
Dow Chemical Co., The	77,200	2,914,300
E.I. du Pont de Nemours & Co.	57,500	3,160,775
Freeport-McMoRan Copper & Gold Inc.	36,200	2,010,910
Newmont Mining Corp.	19,300	1,053,394
Sherwin-Williams Co., The	17,000	1,427,830

		13,004,109

Telecommunication Services (2.25%)
AT&T Inc.	141,700	4,336,020
MetroPCS Communications Inc. (a)	129,200	2,098,208

		6,434,228

Utilities (2.94%)
American Electric Power Company Inc.	77,200	2,712,808
Dominion Resources Inc.	64,400	2,878,680

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Sempra Energy	52,800	$2,824,800

		8,416,288

Total Common Stocks
(cost $227,885,765)		282,228,014

Short-term Investments (1.19%)
JPMorgan U.S. Government Money Market Fund	3,393,506	3,393,506

Total Short-term Investments
(cost $3,393,506)		3,393,506

TOTAL INVESTMENTS (99.88%)
(cost $231,279,271)		285,621,520
OTHER ASSETS, NET OF LIABILITIES (0.12%)		342,685

NET ASSETS (100.00%)		$285,964,205

(a)	Non-income producing security.

ADR – American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (97.52%)
Consumer Discretionary (12.11%)
Blyth Inc.	14,000	$454,861
Cinemark Holdings Inc.	46,700	903,645
Dick’s Sporting Goods Inc. (a)	24,770	990,305
Dillard’s Inc. Class A	20,700	830,484
Discovery Communications Inc. Class A (a)	25,800	1,029,420
Fossil Inc. (a)	7,600	711,740
Gannett Co. Inc.	31,670	482,334
Gentex Corp.	27,720	838,530
Jarden Corp.	26,820	953,987
Kohl’s Corp.	10,970	581,849
Macy’s Inc.	42,490	1,030,807
MarineMax Inc. (a)	66,500	655,690
Marriott International Inc. Class A	28,260	1,005,491
Nordstrom Inc.	23,060	1,034,933
Pep Boys-Manny, Moe & Jack, The	47,600	604,996
Pier 1 Imports Inc. (a)	87,800	891,170
Priceline.com Inc. (a)	1,310	663,436
Saga Communications Inc. Class A (a)	39,449	1,372,036
Sally Beauty Holdings Inc. (a)	64,700	906,447
Scripps Networks Interactive Class A	16,200	811,458
Sinclair Broadcast Group Inc. Class A	108,100	1,355,574
Stage Stores Inc.	46,600	895,652
Tiffany & Co.	9,050	556,032
Tractor Supply Co.	10,280	615,361
TRW Automotive Holdings Corp. (a)	18,250	1,005,210
Urban Outfitters Inc. (a)	22,555	672,816
Valassis Communications Inc. (a)	20,900	609,026
Warnaco Group Inc., The (a)	8,060	460,951

		22,924,241

Consumer Staples (1.77%)
Church & Dwight Co. Inc.	7,795	618,455
Coca-Cola Enterprises Inc.	16,390	447,447
Craft Brewers Alliance Inc. (a)	68,500	624,035
Hansen Natural Corp. (a)	14,830	893,211
Ruddick Corp.	20,100	775,659

		3,358,807

Energy (9.28%)
Complete Production Services Inc. (a)	52,500	1,670,025
Concho Resources Inc. (a)	16,285	1,747,380
Dresser-Rand Group Inc. (a)	13,070	700,813
Energy XXI (Bermuda) Ltd. (a)	21,570	735,537
Hercules Offshore Inc. (a)	293,200	1,938,052
International Coal Group Inc. (a)	96,500	1,090,450
Knightsbridge Tankers Ltd.	37,500	939,000
Oceaneering International Inc. (a)	6,440	576,058
Petroleum Development Corp. (a)	27,000	1,296,270
Pioneer Drilling Co. (a)	119,000	1,642,200
Pioneer Natural Resources Co.	16,800	1,712,256
SM Energy Co.	14,770	1,095,786
Unit Corp. (a)	9,960	617,022

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Whiting Petroleum Corp. (a)	24,600	$1,806,871

		17,567,720

Financials (23.37%)
Advance America Cash Advance Centers Inc.	147,500	781,750
Affiliated Managers Group Inc. (a)	12,650	1,383,530
Ameriprise Financial Inc.	31,850	1,945,398
AmTrust Financial Services Inc.	46,100	879,127
BancFirst Corp.	8,300	354,244
BioMed Realty Trust Inc.	44,000	836,880
Calamos Asset Management Inc. Class A	27,900	462,861
Cardinal Financial Corp.	67,700	789,382
CB Richard Ellis Group Inc. Class A (a)	43,220	1,153,974
Charles Schwab Corp., The	35,220	635,017
City Holding Co.	24,400	862,784
Discover Financial Services	52,520	1,266,782
Employers Holdings Inc.	59,300	1,225,138
ESSA Bancorp Inc.	54,000	712,800
EZCORP Inc. Class A (a)	38,000	1,192,820
First Industrial Realty Trust Inc. (a)	138,500	1,646,765
First Niagara Financial Group Inc.	61,140	830,281
Flagstar Bancorp Inc. (a)	370,100	555,150
Franklin Resources Inc.	10,650	1,332,102
Gramercy Capital Corp. (a)	196,900	834,856
Harleysville Group Inc.	21,004	695,863
Host Hotels & Resorts Inc.	47,410	834,890
Infinity Property & Casualty Corp.	14,700	874,503
IntercontinentalExchange Inc. (a)	4,670	576,932
Jones Lang LaSalle Inc.	7,990	796,923
Meadowbrook Insurance Group Inc.	74,700	773,145
Merchants Bancshares Inc.	9,200	243,616
MPG Office Trust Inc. (a)	235,100	872,221
Nelnet Inc. Class A	32,100	700,743
Newcastle Investment Corp. (a)	129,500	782,180
Ocwen Financial Corp. (a)	81,200	894,824
One Liberty Properties Inc.	84,449	1,273,491
PNC Financial Services Group Inc.	7,510	473,055
ProAssurance Corp. (a)	11,300	716,081
Raymond James Financial Inc.	28,770	1,100,165
Retail Opportunity Investments Corp.	76,300	834,722
RLI Corp.	11,200	645,680
Sabra Health Care REIT Inc.	22,200	390,942
Safety Insurance Group Inc.	24,900	1,148,139
Signature Bank (a)	17,230	971,772
Southwest Bancorp Inc. (a)	48,600	689,634
Stifel Financial Corp. (a)	9,260	664,775
T Rowe Price Group Inc.	23,790	1,580,132
United Financial Bancorp Inc.	47,800	789,178
Unitrin Inc.	29,600	914,048
Universal Insurance Holdings Inc.	77,400	419,508
Weingarten Realty Investors	31,458	788,337
Winthrop Realty Trust	59,800	732,550

See accompanying notes to schedules of investments.	3

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
World Acceptance Corp. (a)	23,400	$1,525,680
WSFS Financial Corp.	18,500	871,350

		44,256,720

Health Care (7.95%)
Agilent Technologies Inc. (a)	17,780	796,188
Alexion Pharmaceuticals Inc. (a)	4,825	476,131
Allscripts Healthcare Solutions Inc. (a)	44,600	936,154
AmerisourceBergen Corp.	15,490	612,784
Analogic Corp.	16,600	938,730
Cooper Companies Inc., The	5,510	382,670
Healthspring Inc. (a)	47,491	1,774,739
Hill-Rom Holdings Inc.	10,870	412,843
Intuitive Surgical Inc. (a)	2,300	766,958
Invacare Corp.	25,700	799,784
Kindred Healthcare Inc. (a)	27,300	651,924
Life Technologies Corp. (a)	6,630	347,545
Medicines Co., The (a)	48,400	788,436
Mylan Inc. (a)	23,920	542,266
Perrigo Co.	11,500	914,480
PharMerica Corp. (a)	36,800	420,992
ResMed Inc. (a)	14,260	427,800
Shire PLC ADR	7,360	641,056
SXC Health Solutions Corp. (a)	15,200	832,960
Triple-S Management Corp. Class B (a)	22,600	465,108
United Therapeutics Corp. (a)	12,310	825,016
Valeant Pharmaceuticals International Inc.	6,230	310,316

		15,064,880

Industrials (16.48%)
Alaska Air Group Inc. (a)	24,570	1,558,229
AMERCO (a)	9,800	950,600
AMETEK Inc.	13,020	571,187
BE Aerospace Inc. (a)	32,610	1,158,633
Ceradyne Inc. (a)	33,900	1,528,212
Chicago Bridge & Iron Co. N.V. NY Reg. Shares	42,080	1,710,973
Cummins Inc.	6,590	722,396
Dover Corp.	22,130	1,454,826
Esterline Technologies Corp. (a)	14,850	1,050,192
Expeditors International of Washington Inc.	18,985	951,908
Flowserve Corp.	2,980	383,824
Great Lakes Dredge & Dock Co.	105,400	804,202
International Shipholding Corp.	19,544	486,646
J.B. Hunt Transport Services Inc.	6,270	284,783
Kansas City Southern (a)	14,820	806,949
Kennametal Inc.	31,900	1,244,100
Layne Christensen Co. (a)	23,200	800,400
M & F Worldwide Corp. (a)	33,700	846,544
Manpower Inc.	13,970	878,434
MasTec Inc. (a)	53,000	1,102,400
MSC Industrial Direct Company Inc. Class A	18,850	1,290,660
Mueller Industries Inc.	26,600	974,092

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Nordson Corp.	7,190	$827,281
PACCAR Inc.	12,150	636,052
Precision Castparts Corp.	5,375	791,092
Republic Airways Holdings Inc. (a)	102,000	655,860
Rockwell Automation Inc.	11,690	1,106,458
SkyWest Inc.	35,200	595,584
Snap-on Inc.	4,770	286,486
Timken Co., The	21,990	1,150,077
UniFirst Corp.	15,600	826,956
United Rentals Inc. (a)	39,700	1,321,216
US Airways Group Inc. (a)	80,500	701,155
WABCO Holdings Inc. (a)	12,090	745,229

		31,203,636

Information Technology (12.74%)
Alliance Data Systems Corp. (a)	21,350	1,833,752
ANSYS Inc. (a)	11,295	612,076
Aruba Networks Inc. (a)	16,360	553,622
Autodesk Inc. (a)	18,230	804,125
Avago Technologies Ltd.	19,070	593,077
Broadcom Corp. Class A	22,560	888,413
Brooks Automation Inc. (a)	58,100	797,713
Check Point Software Technologies Ltd. (a)	21,320	1,088,386
Citrix Systems Inc. (a)	7,100	521,566
Cognizant Technology Solutions Corp. Class A (a)	9,285	755,799
Cypress Semiconductor Corp. (a)	28,470	551,749
EMCORE Corp. (a)	104,000	268,320
F5 Networks Inc. (a)	6,305	646,704
Insight Enterprises Inc. (a)	45,600	776,568
Intuit Inc. (a)	16,510	876,681
Juniper Networks Inc. (a)	21,460	903,037
Lattice Semiconductor Corp. (a)	139,700	824,230
Marvell Technology Group Ltd. (a)	20,325	316,054
Mercury Computer Systems Inc. (a)	57,400	1,214,584
MICROS Systems Inc. (a)	13,920	688,066
NetApp Inc. (a)	10,035	483,486
Netlogic Microsystems Inc. (a)	12,720	534,494
OSI Systems Inc. (a)	21,700	814,401
Photronics Inc. (a)	150,200	1,347,294
Polycom Inc. (a)	11,410	591,608
Power-One Inc. (a)	96,300	842,625
Red Hat Inc. (a)	11,330	514,269
Richardson Electronics Ltd.	106,300	1,401,034
Riverbed Technology Inc. (a)	7,390	278,234
TIBCO Software Inc. (a)	22,440	611,490
Trimble Navigation Ltd. (a)	15,500	783,370
Unisys Corp. (a)	13,000	405,860

		24,122,687

Materials (8.11%)
Albemarle Corp.	19,130	1,143,400
Arch Chemicals Inc.	21,400	890,026
CF Industries Holdings Inc.	11,000	1,504,690

4	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Ferro Corp. (a)	52,800	$875,952
FMC Corp.	10,380	881,573
Georgia Gulf Corp. (a)	17,100	632,700
International Flavors & Fragrances Inc.	13,730	855,379
Kaiser Aluminum Corp.	19,700	970,225
Nalco Holding Co.	9,010	246,063
P. H. Glatfelter Co.	50,100	667,332
PolyOne Corp.	46,700	663,607
Quaker Chemical Corp.	20,000	803,400
Rock-Tenn Co. Class A	14,100	977,835
Valspar Corp.	14,410	563,431
Walter Energy Inc.	9,290	1,258,145
Westlake Chemical Corp.	19,500	1,095,900
Yamana Gold Inc.	107,280	1,320,617

		15,350,275

Telecommunication Services (2.63%)
American Tower Corp. Class A (a)	15,675	812,278
General Communication Inc. Class A (a)	79,200	866,448
IDT Corp. Class B	44,300	1,193,885
SBA Communications Corp. Class A (a)	16,730	663,846
Vonage Holdings Corp. (a)	316,800	1,444,609

		4,981,066

Utilities (3.08%)
AES Corp., The (a)	108,010	1,404,130
Aqua America Inc.	12,010	274,909
Chesapeake Utilities Corp.	15,400	640,948
Cleco Corp.	41,100	1,409,319
El Paso Electric Co. (a)	30,300	921,120
ITC Holdings Corp.	16,850	1,177,815

		5,828,241

Total Common Stocks
(cost $137,065,782)		184,658,273

Registered Investment Companies (1.05%)
Financials (1.05%)
Arlington Asset Investment Corp. Class A	25,000	761,000
BlackRock Kelso Capital Corp.	68,700	695,931
Prospect Capital Corp.	43,200	527,472

		1,984,403

Total Registered Investment Companies
(cost $1,668,901)		1,984,403

	Shares	Value
Short-term Investments (1.46%)
JPMorgan U.S. Government Money Market Fund	2,767,346	$2,767,346

Total Short-term Investments
(cost $2,767,346)		2,767,346

TOTAL INVESTMENTS (100.03%)
(cost $141,502,029)		189,410,022
LIABILITIES, NET OF OTHER ASSETS (-0.03%)		(50,373)

NET ASSETS (100.00%)		$189,359,649

(a)	Non-income producing security.

ADR – American Depository Receipt

See accompanying notes to schedules of investments.	5

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (92.57%)
Argentina (0.66%)
MercadoLibre Inc.	10,009	$817,035

Australia (0.99%)
BHP Billiton PLC	30,977	1,222,455

Austria (0.76%)
Erste Group Bank AG	18,590	938,040

Belgium (1.38%)
Anheuser-Busch InBev NV	29,894	1,702,892

Brazil (4.76%)
Anhanguera Educacional Participacoes SA	17,800	435,883
BR Malls Participacoes SA	131,100	1,365,080
Itau Unibanco Holding SA ADR	43,811	1,053,655
OGX Petroleo e Gas Participacoes SA (a)	250,500	3,014,930

		5,869,548

Canada (2.54%)
Canadian National Railway Co.	20,214	1,521,508
Pacific Rubiales Energy Corp.	33,251	922,591
Teck Resources Ltd. Class B	12,854	681,348

		3,125,447

China (3.35%)
Baidu Inc. Sponsored ADR (a)	4,754	655,149
China Life Insurance Co. Ltd. H	163,000	611,888
China Mobile Ltd.	92,500	852,039
China Pacific Insurance (Group)
Company Ltd. H	24,200	101,578
PetroChina Company Ltd. H	605,000	920,891
SINA Corp. (a)	5,805	621,367
Youku.com Inc. Sponsored ADR (a)	7,784	369,818

		4,132,730

Denmark (4.02%)
A P Moller-Maersk A/S Class B	71	667,869
Novo Nordisk A/S Class B	24,558	3,085,387
Novozymes A/S B Shares	3,908	598,322
Pandora A/S (a)	11,911	607,866

		4,959,444

France (11.93%)
Accor SA	28,465	1,278,998
AXA SA	50,577	1,056,888
BNP Paribas	32,439	2,372,642
Compagnie de Saint-Gobain	9,513	582,482
DANONE SA	14,833	968,978
Essilor International SA	3,545	263,256
JC Decaux SA (a)	19,000	637,626
L’Oreal SA	6,400	745,560
Pernod Ricard SA	17,791	1,661,563
Publicis Groupe	16,327	915,711

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Schneider Electric SA	17,619	$3,011,338
Societe Generale	5,000	324,893
Unibail-Rodamco SE	4,090	885,971

		14,705,906

Germany (6.79%)
Adidas AG	9,451	595,428
Allianz SE Reg.	5,215	731,901
BASF SE	24,019	2,077,444
Daimler AG Registered Shares (a)	13,167	930,214
Linde AG	9,900	1,563,674
Siemens AG Reg.	9,167	1,256,405
ThyssenKrupp AG	29,678	1,212,580

		8,367,646

Hong Kong (3.79%)
Cheung Kong Holdings Ltd.	69,000	1,124,785
CNOOC Ltd.	281,000	708,050
Hang Lung Properties Ltd.	202,000	884,239
Hong Kong Exchanges & Clearing Ltd.	2,900	64,050
Li & Fung Ltd.	370,000	1,893,156

		4,674,280

India (1.15%)
ICICI Bank Ltd. Sponsored ADR	28,400	1,415,172

Ireland (0.19%)
CRH PLC	10,145	232,915

Italy (0.57%)
Eni SpA	28,500	699,962

Japan (11.74%)
Canon Inc.	40,800	1,775,619
Daikin Industries Ltd.	11,300	338,402
DeNA Co. Ltd.	20,900	755,044
FamilyMart Co. Ltd.	21,100	792,709
Fanuc Corp.	17,500	2,648,774
Honda Motor Co. Ltd.	40,700	1,529,063
Japan Tobacco Inc.	238	859,810
Komatsu Ltd.	61,500	2,088,693
Marubeni Corp.	160,000	1,152,200
Sumitomo Realty & Development Co. Ltd.	47,000	940,226
Toshiba Corp.	181,000	885,634
Yamada Denki Co. Ltd.	10,510	708,837

		14,475,011

Luxembourg (0.82%)
Millicom International Cellular S.A.	10,525	1,012,189

Malaysia (1.54%)
Genting Berhad	284,800	1,038,115

6	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Malaysia (Cont.)
Sime Darby Berhad	283,700	$864,565

		1,902,680

Netherlands (3.88%)
ASML Holding NV (a)	35,026	1,543,767
LyondellBasell Industries NV
Class A (a)	29,342	1,160,476
Royal Dutch Shell PLC Class A	28,365	1,030,900
Sensata Technologies Holding NV (a)	30,288	1,051,902

		4,787,045

Norway (0.66%)
Statoil ASA	29,350	813,590

Singapore (1.49%)
DBS Group Holdings Ltd.	94,797	1,101,014
United Overseas Bank Ltd.	49,468	737,801

		1,838,815

South Africa (0.32%)
AngloGold Ashanti Ltd. Sponsored ADR	8,200	393,190

Spain (3.39%)
Banco Bilbao Vizcaya Argentaria SA	52,436	636,187
Banco Santander SA (Madrid)	52,309	607,292
Criteria Caixacorp SA	86,318	608,836
Industria de Diseno Textil SA	19,188	1,539,680
Telefonica SA	31,305	783,715

		4,175,710

Sweden (3.53%)
Atlas Copco AB Class A	60,000	1,595,082
Investor AB B Shares	26,200	635,917
Sandvik AB	50,818	958,891
Telefonaktiebolaget LM Ericsson B Shares	39,726	512,317
Volvo AB B Shares (a)	37,000	650,676

		4,352,883

Switzerland (9.27%)
ABB Ltd. Reg. (a)	39,745	954,572
Compagnie Financiere Richemont SA Class A	20,916	1,208,050
Holcim Ltd. Reg.	11,898	896,398
Julius Baer Group Ltd.	20,548	891,718
Nestle SA Reg.	34,692	1,988,605
Novartis AG	10,721	581,514
Roche Holding AG	6,067	866,620
Swatch Group AG, The	4,318	1,909,134
Syngenta AG Reg.	3,010	978,209
UBS AG Reg. (a)	52,133	935,386
Zurich Financial Services AG	770	215,533

		11,425,739

	Shares	Value
Common Stocks (Cont.)
United Kingdom (11.83%)
Anglo American PLC	17,540	$902,375
ARM Holdings PLC	73,399	677,043
Barclays PLC	336,893	1,500,001
BG Group PLC	48,700	1,211,711
British American Tobacco PLC	35,857	1,439,193
Diageo PLC	53,590	1,018,733
Imperial Tobacco Group PLC	27,942	863,769
Rolls-Royce Group PLC (a)	67,941	674,654
Standard Chartered PLC	84,132	2,182,376
Tesco PLC	145,980	892,230
Tullow Oil PLC	39,879	926,341
Xstrata PLC	98,224	2,295,807

		14,584,233

United States (1.22%)
Citigroup Inc. (a)	341,470	1,509,297

Total Common Stocks
(cost $88,718,258)		114,133,854

Preferred Stocks (3.66%)
Brazil (3.66%)
Banco Bradesco SA Pfd.	61,809	1,262,567
Petroleo Brasileiro SA Pfd.	90,900	1,587,333
Suzano Papel e Celulose SA	78,875	727,081
Vale SA Pfd. Class A	32,000	928,846

		4,505,827

Total Preferred Stocks
(cost $4,534,030)		4,505,827

See accompanying notes to schedules of investments.	7

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Repurchase Agreement (3.70%)
State Street Bank & Trust Repurchase Agreement, (b) 0.010%, agreement date 03/31/2011, to be repurchased at $4,563,968 on 04/01/2011	$4,563,966	$4,563,966

Total Repurchase Agreement
(cost $4,563,966)		4,563,966

TOTAL INVESTMENTS (99.93%)
(cost $97,816,254)		123,203,647
CASH AND OTHER ASSETS, NET OF
LIABILITIES (0.07%)		85,306

NET ASSETS (100.00%)		$123,288,953

(a)	Non-income producing security.

(b)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 3.00%, a maturity date of November 25, 2040 and a market value of $4,656,568 as of March 31, 2011.

ADR – American Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$33,397,738	27.11
United States Dollar	16,144,724	13.10
British Pound	15,806,688	12.83
Japanese Yen	14,475,011	11.75
Swiss Franc	11,425,739	9.27
Brazilian Real	9,321,720	7.57
Hong Kong Dollar	7,160,676	5.81
Danish Krone	4,959,444	4.03
Swedish Krona	4,352,883	3.53
Malaysian Ringgit	1,902,680	1.55
Singapore Dollar	1,838,815	1.49
Canadian Dollar	1,603,939	1.30
Norwegian Krone	813,590	0.66

Total Investments	$123,203,647	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$26,694,933	21.65
Industrials	20,018,013	16.24
Consumer Discretionary	15,982,805	12.97
Materials	15,871,120	12.87
Consumer Staples	12,934,042	10.49
Energy	11,836,299	9.60
Information Technology	7,857,749	6.37
Health Care	4,796,777	3.89
Telecommunication Services	2,647,943	2.15

Total Stocks	118,639,681	96.23
Repurchase Agreement	4,563,966	3.70
Cash and Other Assets, Net of Liabilities	85,306	0.07

Net Assets	$123,288,953	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (97.54%)
Consumer Discretionary (12.75%)
1-800-FLOWERS.COM Inc. (a)	7,415	$24,473
99 Cents Only Stores (a)	11,278	221,049
AFC Enterprises Inc. (a)	6,541	98,965
AH Belo Corp. Class A (a)	4,520	37,787
Ambassadors Group Inc.	4,772	52,253
American Apparel Inc. (a)	8,200	7,903
American Axle & Manufacturing Holdings Inc. (a)	14,730	185,451
American Greetings Corp. Class A	10,100	238,360
American Public Education Inc. (a)	4,555	184,250
America’s Car-Mart Inc. (a)	2,200	56,716
Amerigon Inc. (a)	5,800	88,566
Ameristar Casinos Inc.	6,557	116,387
Ann Inc. (a)	13,432	391,006
Arbitron Inc.	6,518	260,916
Archipelago Learning Inc. (a)	3,085	26,377
Arctic Cat Inc. (a)	3,069	47,723
Asbury Automotive Group Inc. (a)	7,452	137,787
Ascena Retail Group Inc. (a)	14,846	481,159
Ascent Media Corp. Class A (a)	3,600	175,860
Audiovox Corp. (a)	4,204	33,632
Ballantyne Strong Inc. (a)	3,560	25,525
Barnes & Noble Inc.	9,637	88,564
Beazer Homes USA Inc. (a)	19,663	89,860
bebe stores inc.	8,800	51,480
Belo Corp. Class A (a)	22,900	201,749
Big 5 Sporting Goods Corp.	5,519	65,786
Biglari Holdings Inc. (a)	341	144,431
BJ’s Restaurants Inc. (a)	5,649	222,175
Blue Nile Inc. (a)	3,056	164,993
Bluegreen Corp. (a)	4,223	17,357
Blyth Inc.	1,236	40,158
Bob Evans Farms Inc.	7,545	245,967
Body Central Corp. (a)	1,370	31,825
Bon-Ton Stores Inc., The (a)	2,908	45,074
Books-A-Million Inc.	1,958	8,087
Boyd Gaming Corp. (a)	13,553	126,992
Bravo Brio Restaurant Group Inc. (a)	2,715	48,028
Bridgepoint Education Inc. (a)	4,947	84,594
Brookfield Homes Corp. (a)	1	9
Brown Shoe Co. Inc.	10,605	129,593
Brunswick Corp.	21,800	554,374
Buckle Inc., The	6,549	264,580
Buffalo Wild Wings Inc. (a)	4,596	250,160
Build-A-Bear Workshop Inc. (a)	4,629	28,005
Cabela’s Inc. (a)	10,230	255,852
California Pizza Kitchen Inc. (a)	4,920	83,050
Callaway Golf Co.	16,414	111,943
Cambium Learning Group Inc. (a)	4,153	14,120
Capella Education Co. (a)	4,229	210,562
Caribou Coffee Company Inc. (a)	2,000	20,340
Carmike Cinemas Inc. (a)	3,000	21,450
Carrols Restaurant Group Inc. (a)	3,200	29,664
Carter’s Inc. (a)	14,589	417,683
Casual Male Retail Group Inc. (a)	10,474	51,427
Cato Corp. Class A	7,044	172,578

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cavco Industries Inc. (a)	1,642	$74,153
CEC Entertainment Inc.	5,006	188,876
Charming Shoppes Inc. (a)	29,581	126,015
Cheesecake Factory Inc., The (a)	15,089	454,028
Cherokee Inc.	1,861	32,121
Children’s Place Retail Stores Inc., The (a)	6,456	321,702
Christopher & Banks Corp.	9,242	59,888
Churchill Downs Inc.	2,845	118,068
Cinemark Holdings Inc.	14,200	274,770
Citi Trends Inc. (a)	3,800	84,702
CKX Inc. (a)	14,800	62,456
Coinstar Inc. (a)	7,819	359,048
Coldwater Creek Inc. (a)	14,600	38,544
Collective Brands Inc. (a)	16,130	348,085
Columbia Sportswear Co.	2,748	163,286
Conn’s Inc. (a)	3,792	16,988
Cooper Tire & Rubber Co.	15,050	387,538
Core-Mark Holding Co. Inc. (a)	2,728	90,160
Corinthian Colleges Inc. (a)	22,116	97,753
CPI Corp.	1,400	31,514
Cracker Barrel Old Country Store Inc.	5,982	293,955
Crocs Inc. (a)	21,500	383,560
Crown Media Holdings Inc. (a)	7,162	16,616
CSS Industries Inc.	2,018	38,039
Culp Inc. (a)	2,229	20,685
Cumulus Media Inc. Class A (a)	5,389	23,388
Dana Holding Corp. (a)	35,184	611,850
Deckers Outdoor Corp. (a)	9,559	823,508
Delta Apparel Inc. (a)	1,518	21,692
Denny’s Corp. (a)	25,053	101,715
Destination Maternity Corp.	2,200	50,754
Dex One Corp. (a)	12,518	60,587
Dillard’s Inc. Class A	9,972	400,077
DineEquity Inc. (a)	4,475	246,036
Domino’s Pizza Inc. (a)	9,417	173,555
Dorman Products Inc. (a)	2,800	117,852
Drew Industries Inc.	4,619	103,142
drugstore.com Inc. (a)	21,800	83,930
DSW Inc. (a)	3,666	146,493
E.W. Scripps Co Class A (a)	7,390	73,161
Eastman Kodak Co. (a)	67,918	219,375
Einstein Noah Restaurant Group Inc.	1,400	22,792
Empire Resorts Inc. (a)	9,706	6,018
Empire Resorts Inc. Rights (a) (b)	9,706	0
Entercom Communications Corp. Class A (a)	5,869	64,676
Entravision Communications Corp. Class A (a)	12,045	32,642
Ethan Allen Interiors Inc.	6,122	134,072
Exide Technologies (a)	18,900	211,302
Express Inc.	3,962	77,417
Finish Line Inc. Class A, The	12,706	252,214
Fisher Communications Inc. (a)	1,596	49,604
Fred’s Inc. Class A	9,440	125,741

See accompanying notes to schedules of investments.	9

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Fuel Systems Solutions Inc. (a)	3,954	$119,332
Furniture Brands International Inc. (a)	10,564	48,066
Gaiam Inc. Class A	4,100	27,060
Gaylord Entertainment Co. (a)	8,714	302,202
Genesco Inc. (a)	6,032	242,486
G-III Apparel Group Ltd. (a)	3,771	141,714
Global Sources Ltd. (a)	4,064	47,264
Gordmans Stores Inc. (a)	1,300	23,049
Grand Canyon Education Inc. (a)	7,733	112,128
Gray Television Inc. (a)	12,015	24,871
Group 1 Automotive Inc.	6,049	258,897
Harte-Hanks Inc.	9,600	114,240
Haverty Furniture Companies Inc.	4,535	60,134
Helen of Troy Ltd. (a)	7,479	219,883
hhgregg Inc. (a)	3,214	43,035
Hibbett Sports Inc. (a)	7,312	261,843
Hooker Furniture Corp.	2,603	31,132
Hot Topic Inc.	11,292	64,364
Hovnanian Enterprises Inc. (a)	12,924	45,622
HSN Inc. (a)	9,900	317,097
Iconix Brand Group Inc. (a)	18,016	386,984
Interval Leisure Group Inc. (a)	10,100	165,135
iRobot Corp. (a)	5,000	164,450
Isle of Capri Casinos Inc. (a)	4,109	39,036
Jack in the Box Inc. (a)	13,529	306,838
JAKKS Pacific Inc. (a)	6,627	128,232
Jamba Inc. (a)	14,879	32,734
Joe’s Jeans Inc. (a)	10,757	11,402
Johnson Outdoors Inc. Class A (a)	1,230	18,684
Jones Group Inc., The	21,657	297,784
Jos. A. Bank Clothiers Inc. (a)	6,955	353,870
Journal Communications Inc. Class A (a)	10,142	60,852
K12 Inc. (a)	6,073	204,660
Kenneth Cole Productions Inc. (a)	1,721	22,321
Kid Brands Inc. (a)	3,124	22,961
Kirkland’s Inc. (a)	4,200	64,848
Knology Inc. (a)	7,500	96,825
Krispy Kreme Doughnuts Inc. (a)	15,006	105,642
K-Swiss Inc. Class A (a)	6,671	75,182
LaCrosse Footwear Inc.	1,224	22,436
La-Z-Boy Inc. (a)	13,222	126,270
Leapfrog Enterprises Inc. (a)	8,720	37,670
Learning Tree International Inc.	1,739	15,286
Lee Enterprises Inc. Class A (a)	11,248	30,370
Libbey Inc. (a)	4,823	79,580
Life Time Fitness Inc. (a)	10,478	390,934
Lifetime Brands Inc. (a)	2,381	35,715
Lin TV Corp. (a)	7,165	42,488
Lincoln Educational Services Corp.	3,300	52,437
Lions Gate Entertainment Corp. (a)	16,659	104,119
Lithia Motors Inc. Class A	5,439	79,301
Live Nation Entertainment Inc. (a)	35,553	355,530
Liz Claiborne Inc. (a)	24,300	130,977
LodgeNet Interactive Corp. (a)	4,799	17,468
Lumber Liquidators Holdings Inc. (a)	5,574	139,294

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
M/I Homes Inc. (a)	4,700	$70,453
Mac-Gray Corp.	2,800	45,164
Maidenform Brands Inc. (a)	5,800	165,706
Marcus Corp.	5,037	54,903
Marine Products Corp. (a)	2,692	21,348
MarineMax Inc. (a)	5,531	54,536
Martha Stewart Living Omnimedia Inc. (a)	6,778	25,146
Matthews International Corp.	7,408	285,578
McClatchy Co. Class A, The (a)	14,927	50,752
McCormick & Schmick’s Seafood Restaurants Inc. (a)	4,000	28,880
Media General Inc. Class A (a)	5,467	37,613
Men’s Wearhouse Inc., The	13,158	356,055
Meritage Homes Corp. (a)	8,000	193,040
Midas Inc. (a)	3,584	27,489
Modine Manufacturing Co. (a)	11,820	190,775
Monarch Casino & Resort Inc. (a)	2,466	25,646
Monro Muffler Brake Inc.	7,402	244,118
Morgans Hotel Group Co. (a)	4,986	48,863
Movado Group Inc. (a)	3,939	57,825
Multimedia Games Inc. (a)	7,200	41,256
National American University Holdings Inc.	2,083	14,768
National CineMedia Inc.	13,172	245,921
New York & Co. Inc. (a)	5,919	41,492
Nexstar Broadcasting Group Inc. Class A (a)	2,884	25,004
NutriSystem Inc.	6,707	97,184
O’Charley’s Inc. (a)	4,709	28,113
OfficeMax Inc. (a)	21,200	274,328
Orbitz Worldwide Inc. (a)	5,115	18,261
Orient-Express Hotels Ltd. Class A (a)	25,103	310,524
Outdoor Channel Holdings Inc. (a)	3,500	26,110
Overstock.com Inc. (a)	3,999	62,864
Oxford Industries Inc.	3,247	111,015
Pacific Sunwear of California Inc. (a)	16,502	59,572
Papa John’s International Inc. (a)	5,280	167,218
Peet’s Coffee & Tea Inc. (a)	2,853	137,201
Penske Automotive Group Inc. (a)	10,929	218,799
Pep Boys-Manny, Moe & Jack, The	13,327	169,386
Perry Ellis International Inc. (a)	2,640	72,653
PetMed Express Inc.	6,000	95,160
PF Chang’s China Bistro Inc.	5,697	263,144
Pier 1 Imports Inc. (a)	25,711	260,967
Pinnacle Entertainment Inc. (a)	15,448	210,402
Polaris Industries Inc.	7,730	672,665
Pool Corp.	12,196	294,046
Pre-Paid Legal Services Inc. (a)	1,767	116,622
Primedia Inc.	4,936	24,038
Princeton Review Inc. (a)	3,400	1,298
Quiksilver Inc. (a)	32,600	144,092
R.G. Barry Corp.	2,081	27,240
Radio One Inc. Class D (a)	7,739	15,091
RC2 Corp. (a)	5,351	150,363
ReachLocal Inc. (a)	1,309	26,180

10	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Red Lion Hotels Corp. (a)	3,100	$25,420
Red Robin Gourmet Burgers Inc. (a)	4,074	109,591
Regis Corp.	14,375	255,012
Rent-A-Center Inc.	16,254	567,427
Rentrak Corp. (a)	2,500	67,300
Retail Ventures Inc. (a)	6,001	103,517
Ruby Tuesday Inc. (a)	15,711	205,971
Rue21 Inc. (a)	3,677	105,898
Ruth’s Hospitality Group Inc. (a)	8,085	41,719
Ryland Group Inc.	10,889	173,135
Saks Inc. (a)	33,715	381,317
Sally Beauty Holdings Inc. (a)	23,800	333,438
Scholastic Corp.	6,391	172,813
Scientific Games Corp. Class A (a)	16,246	141,990
Sealy Corp. (a)	12,100	30,734
Select Comfort Corp. (a)	13,753	165,861
Shiloh Industries Inc.	1,370	16,002
Shoe Carnival Inc. (a)	2,417	67,797
Shuffle Master Inc. (a)	12,678	135,401
Shutterfly Inc. (a)	6,843	358,299
Sinclair Broadcast Group Inc. Class A	11,655	146,154
Skechers U.S.A. Inc. (a)	8,449	173,542
Skyline Corp.	1,843	36,952
Smith & Wesson Holding Corp. (a)	14,939	53,033
Sonic Automotive Inc.	9,997	140,058
Sonic Corp. (a)	15,046	136,166
Sotheby’s	16,597	873,002
Spartan Motors Inc.	8,300	56,938
Speedway Motorsports Inc.	3,354	53,597
Stage Stores Inc.	9,007	173,115
Standard Motor Products Inc.	5,000	69,150
Standard Pacific Corp. (a)	28,000	104,440
Stein Mart Inc.	6,523	65,948
Steiner Leisure Ltd. (a)	3,652	168,942
Steinway Musical Instruments Inc. (a)	1,199	26,630
Steven Madden Ltd. (a)	6,018	282,425
Stewart Enterprises Inc.	20,554	157,033
Stoneridge Inc. (a)	3,900	57,018
Sturm, Ruger & Company Inc.	4,900	112,553
Summer Infant Inc. (a)	2,851	22,808
Summit Hotel Properties Inc. (a)	6,430	63,914
Superior Industries International Inc.	5,941	152,327
SuperMedia Inc. (a)	3,223	20,112
Systemax Inc. (a)	2,500	33,800
Talbots Inc. (a)	17,499	105,694
Tenneco Inc. (a)	15,013	637,302
Texas Roadhouse Inc. Class A (a)	14,404	244,724
Timberland Co. Class A, The (a)	9,623	397,334
Tower International Inc. (a)	1,495	25,310
True Religion Apparel Inc. (a)	6,500	152,555
Tuesday Morning Corp. (a)	7,389	36,206
Ulta Salon Cosmetics & Fragrance Inc. (a)	7,900	380,227
Under Armour Inc. Class A (a)	8,800	598,840
Unifi Inc. (a)	3,500	59,500
Universal Electronics Inc. (a)	3,412	100,859

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Universal Technical Institute Inc.	5,081	$98,825
US Auto Parts Network Inc. (a)	3,600	31,320
Vail Resorts Inc. (a)	9,026	440,108
Valassis Communications Inc. (a)	12,290	358,131
Value Line Inc.	434	6,423
Vera Bradley Inc. (a)	3,147	132,835
Vitacost.com Inc. (a) (b)	4,358	6,210
Vitamin Shoppe Inc. (a)	3,923	132,715
Volcom Inc.	4,800	88,944
Warnaco Group Inc., The (a)	11,112	635,495
Warner Music Group Corp. (a)	11,005	74,504
West Marine Inc. (a)	3,400	35,462
Westwood One Inc. (a)	1,457	10,563
Wet Seal Inc. Class A (a)	24,124	103,251
Weyco Group Inc.	1,700	41,582
Winmark Corp.	575	26,525
Winnebago Industries Inc. (a)	7,419	99,192
Wolverine World Wide Inc.	12,415	462,831
World Wrestling Entertainment Inc.	6,295	79,128
Zumiez Inc. (a)	5,166	136,537

		41,007,830

Consumer Staples (2.86%)
Alico Inc.	885	23,691
Alliance One International Inc. (a)	22,844	91,833
Andersons Inc., The	4,540	221,189
Arden Group Inc. Class A	300	22,893
B&G Foods Inc. Class A	11,600	217,732
Boston Beer Co. Inc. (a)	2,180	201,912
Calavo Growers Inc.	2,800	61,180
Cal-Maine Foods Inc.	3,500	103,250
Casey’s General Stores Inc.	9,400	366,600
Central Garden & Pet Co. (a)	13,973	128,691
Chiquita Brands International Inc. (a)	11,405	174,953
Coca-Cola Bottling Co. Consolidated	1,055	70,516
Darling International Inc. (a)	26,537	407,874
Diamond Foods Inc.	5,500	306,900
Dole Food Company Inc. (a)	8,668	118,145
Elizabeth Arden Inc. (a)	6,203	186,152
Farmer Brothers Co.	1,831	22,192
Female Health Co., The	3,800	18,962
Fresh Del Monte Produce Inc.	10,100	263,711
Fresh Market Inc., The (a)	3,770	142,280
Griffin Land & Nurseries Inc.	800	25,744
Hain Celestial Group Inc., The (a)	10,423	336,454
Harbinger Group Inc. (a)	2,727	14,208
Heckmann Corp. (a)	22,200	145,410
Imperial Sugar Co.	3,100	41,354
Ingles Markets Inc.	3,305	65,472
Inter Parfums Inc.	3,816	70,634
J&J Snack Foods Corp.	3,442	162,015
John B. Sanfilippo & Son Inc. (a)	1,971	23,061
Lancaster Colony Corp.	4,714	285,668
Lifeway Foods Inc. (a)	1,100	11,462
Limoneira Co.	2,067	48,988
Medifast Inc. (a)	3,231	63,812

See accompanying notes to schedules of investments.	11

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
MGP Ingredients Inc.	2,972	$25,916
Nash Finch Co.	3,012	114,275
National Beverage Corp.	2,580	35,423
Nature’s Sunshine Products Inc. (a)	1,967	17,624
Nu Skin Enterprises Inc.	12,162	349,658
Nutraceutical International Corp. (a)	2,000	29,960
Oil-Dri Corporation of America	1,200	25,560
Pantry Inc., The (a)	5,739	85,109
Pilgrim’s Pride Corp. (a)	12,231	94,301
Prestige Brands Holdings Inc. (a)	10,148	116,702
PriceSmart Inc.	3,800	139,232
Primo Water Corp. (a)	2,340	28,665
Revlon Inc. Class A (a)	2,700	42,849
Rite Aid Corp. (a)	138,043	146,326
Ruddick Corp.	10,790	416,386
Sanderson Farms Inc.	5,545	254,626
Schiff Nutrition International Inc.	2,600	23,686
Seneca Foods Corp. Class A (a)	2,301	68,731
Smart Balance Inc. (a)	16,000	73,440
Snyders-Lance Inc.	6,558	130,176
Spartan Stores Inc.	5,652	83,593
Spectrum Brands Holdings Inc. (a)	4,590	127,418
Star Scientific Inc. (a)	22,700	103,058
Susser Holdings Corp. (a)	1,900	24,871
Synutra International Inc. (a)	4,500	51,750
Tootsie Roll Industries Inc.	6,325	179,377
TreeHouse Foods Inc. (a)	8,767	498,579
United Natural Foods Inc. (a)	11,946	535,420
Universal Corp.	5,905	257,104
USANA Health Sciences Inc. (a)	1,574	54,319
Vector Group Ltd.	11,345	196,155
Village Super Market Inc. Class A	1,528	44,465
WD-40 Co.	4,162	176,219
Weis Markets Inc.	2,796	113,126
Winn-Dixie Stores Inc. (a)	14,000	99,961

		9,208,998

Energy (7.02%)
Abraxas Petroleum Corp. (a)	16,868	98,678
Alon USA Energy Inc.	2,100	28,770
Amyris Inc. (a)	1,482	42,296
Apco Oil and Gas International Inc.	2,300	197,248
Approach Resources Inc. (a)	4,279	143,774
ATP Oil & Gas Corp. (a)	11,334	205,259
Basic Energy Services Inc. (a)	5,800	147,958
Berry Petroleum Co.	12,740	642,733
Bill Barrett Corp. (a)	11,574	461,918
BPZ Resources Inc. (a)	23,800	126,378
Brigham Exploration Co. (a)	29,162	1,084,243
Bristow Group Inc. (a)	8,923	422,058
Cal Dive International Inc. (a)	23,514	164,128
Callon Petroleum Co. (a)	7,294	56,674
CAMAC Energy Inc. (a)	12,002	18,003
CARBO Ceramics Inc.	4,731	667,639
Carrizo Oil & Gas Inc. (a)	8,690	320,922
Cheniere Energy Inc. (a)	14,900	138,719

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Clayton Williams Energy Inc. (a)	1,449	$153,159
Clean Energy Fuels Corp. (a)	11,255	184,357
Cloud Peak Energy Inc. (a)	8,087	174,598
Complete Production Services Inc. (a)	19,400	617,114
Contango Oil & Gas Co. (a)	2,900	183,396
Crosstex Energy Inc.	10,319	102,674
CVR Energy Inc. (a)	7,203	166,821
Dawson Geophysical Co. (a)	2,000	87,760
Delek US Holdings Inc.	3,000	40,680
Delta Petroleum Corp. (a)	45,727	41,612
DHT Holdings Inc.	12,700	61,087
Dril-Quip Inc. (a)	8,449	667,724
Endeavour International Corp. (a)	7,531	95,644
Energy Partners Ltd. (a)	7,325	131,850
Energy XXI (Bermuda) Ltd. (a)	18,293	623,791
Evolution Petroleum Corp. (a)	3,936	30,701
FX Energy Inc. (a)	10,900	91,124
Gastar Exploration Ltd. (a)	14,162	68,827
General Maritime Corp.	19,633	40,248
GeoResources Inc. (a)	4,088	127,832
Global Geophysical Services Inc. (a)	1,954	28,255
Global Industries Ltd. (a)	25,094	245,670
GMX Resources Inc. (a)	13,012	80,284
Golar LNG Ltd.	8,900	227,662
Goodrich Petroleum Corp. (a)	6,253	138,942
Green Plains Renewable Energy Inc. (a)	4,100	49,282
Gulf Island Fabrication Inc.	3,482	112,016
GulfMark Offshore Inc. Class A (a)	5,699	253,662
Gulfport Energy Corp. (a)	6,700	242,205
Hallador Energy Co.	1,537	17,829
Harvest Natural Resources Inc. (a)	8,432	128,504
Helix Energy Solutions Group Inc. (a)	26,094	448,817
Hercules Offshore Inc. (a)	28,957	191,406
Hornbeck Offshore Services Inc. (a)	5,834	179,979
Houston American Energy Corp.	4,583	70,624
International Coal Group Inc. (a)	33,500	378,550
ION Geophysical Corp. (a)	31,913	404,976
Isramco Inc. (a)	272	17,680
James River Coal Co. (a)	8,761	211,753
Key Energy Services Inc. (a)	31,005	482,128
Knightsbridge Tankers Ltd.	6,086	152,393
Kodiak Oil & Gas Corp. (a)	43,936	294,371
L&L Energy Inc. (a)	4,134	28,607
Lufkin Industries Inc.	7,364	688,313
Magnum Hunter Resources Corp. (a)	12,291	105,334
Matrix Service Co. (a)	6,700	93,130
McMoRan Exploration Co. (a)	23,748	420,577
Miller Petroleum Inc. (a)	4,630	23,150
Natural Gas Services Group (a)	3,100	55,056
Newpark Resources Inc. (a)	22,457	176,512
Nordic American Tanker Shipping Ltd.	11,802	293,162
Northern Oil and Gas Inc. (a)	13,395	357,646
Oasis Petroleum Inc. (a)	12,011	379,788
Overseas Shipholding Group Inc.	6,368	204,668
OYO Geospace Corp. (a)	1,000	98,580

12	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Panhandle Oil & Gas Inc.	1,763	$55,799
Parker Drilling Co. (a)	29,721	205,372
Patriot Coal Corp. (a)	19,210	496,194
Penn Virginia Corp.	11,634	197,313
Petroleum Development Corp. (a)	5,711	274,185
Petroquest Energy Inc. (a)	14,365	134,456
PHI Inc. (a)	3,400	75,208
Pioneer Drilling Co. (a)	13,782	190,192
RAM Energy Resources Inc. (a)	14,114	29,357
Rentech Inc. (a)	53,394	66,742
Resolute Energy Corp. (a)	9,643	174,924
REX American Resources Corp. (a)	1,800	28,728
Rex Energy Corp. (a)	8,400	97,860
Rosetta Resources Inc. (a)	13,317	633,090
RPC Inc.	10,873	275,304
Scorpio Tankers Inc. (a)	4,380	45,202
Ship Finance International Ltd.	11,100	230,103
Stone Energy Corp. (a)	10,974	366,202
Swift Energy Co. (a)	10,320	440,458
Syntroleum Corp. (a)	15,148	34,234
Targa Resources Corp.	4,064	147,279
Teekay Tankers Ltd. Class A	7,894	82,571
Tesco Corp. (a)	7,523	165,130
TETRA Technologies Inc. (a)	18,300	281,820
TransAtlantic Petroleum Ltd. (a)	37,187	115,280
Union Drilling Inc. (a)	4,400	45,100
Uranium Energy Corp. (a)	14,400	57,456
USEC Inc. (a)	28,891	127,120
VAALCO Energy Inc. (a)	11,900	92,344
Vantage Drilling Co. (a)	36,736	66,125
Venoco Inc. (a)	4,679	79,964
W&T Offshore Inc.	8,600	195,994
Warren Resources Inc. (a)	16,346	83,201
Western Refining Inc. (a)	13,281	225,113
Willbros Group Inc. (a)	11,600	126,672
World Fuel Services Corp.	17,077	693,500

		22,575,500

Financials (18.87%)
1st Source Corp.	3,827	76,693
1st United Bancorp Inc. (a)	5,700	40,014
Abington Bancorp Inc.	5,420	66,287
Acadia Realty Trust	10,190	192,795
Advance America Cash Advance Centers Inc.	14,201	75,265
Agree Realty Corp.	2,020	45,349
Alexander’s Inc.	519	211,207
Alliance Financial Corp.	1,100	36,685
Alterra Capital Holdings Ltd.	20,927	467,509
American Assets Trust Inc.	7,947	169,033
American Campus Communities Inc.	16,284	537,372
American Capital Agency Corp.	30,840	898,678
American Equity Investment Life Holding Co.	14,642	192,103
American National Bankshares Inc.	1,624	36,556

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Safety Insurance Holdings Ltd. (a)	2,576	$55,204
Ameris Bancorp (a)	6,127	62,250
Amerisafe Inc. (a)	4,800	106,128
Ames National Corp.	1,800	34,380
AmTrust Financial Services Inc.	5,800	110,606
Anworth Mortgage Asset Corp.	29,043	205,915
Apollo Commercial Real Estate Finance Inc.	4,361	71,302
Argo Group International Holdings Ltd.	6,786	224,209
Arrow Financial Corp.	2,440	60,366
Artio Global Investors Inc.	6,855	110,777
Ashford Hospitality Trust Inc.	10,219	112,613
Asset Acceptance Capital Corp. (a)	3,799	20,401
Associated Estates Realty Corp.	10,200	161,976
Asta Funding Inc.	2,525	21,614
Astoria Financial Corp.	21,100	303,207
Avatar Holdings Inc. (a)	1,848	36,572
Baldwin & Lyons Inc.	2,011	47,098
BancFirst Corp.	1,648	70,337
Banco Latinoamericano de Comercio Exterior SA	7,000	122,220
Bancorp Inc. (a)	4,972	45,892
Bancorp Rhode Island Inc.	991	30,592
Bank Mutual Corp.	11,919	50,417
Bank of Marin Bancorp	1,400	52,248
Bank of the Ozarks Inc.	3,318	145,030
BankFinancial Corp.	4,203	38,626
Beneficial Mutual Bancorp Inc. (a)	8,145	70,210
Berkshire Hills Bancorp Inc.	3,476	72,475
BGC Partners Inc. Class A	13,701	127,282
BioMed Realty Trust Inc.	32,606	620,166
BofI Holding Inc. (a)	1,834	28,464
Boston Private Financial Holdings Inc.	19,251	136,105
Bridge Bancorp Inc.	1,685	37,693
Brookline Bancorp Inc.	15,081	158,803
Bryn Mawr Bank Corp.	2,400	49,368
Calamos Asset Management Inc. Class A	5,151	85,455
California First National Bancorp	300	4,581
Camden National Corp.	2,000	68,480
Campus Crest Communities Inc.	7,610	90,026
Capital City Bank Group Inc.	2,998	38,015
CapLease Inc.	13,656	74,835
Capstead Mortgage Corp.	17,600	224,928
Cardinal Financial Corp.	6,967	81,235
Cash America International Inc.	7,280	335,244
Cathay General Bancorp	19,746	336,669
CBL & Associates Properties Inc.	34,160	595,067
Cedar Shopping Centers Inc.	12,775	77,033
Center Financial Corp. (a)	9,031	66,288
Centerstate Banks Inc.	6,224	43,568
Century Bancorp Inc. Class A	1,009	27,011
Chatham Lodging Trust	2,187	35,539

See accompanying notes to schedules of investments.	13

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Chemical Financial Corp.	5,856	$116,710
Chesapeake Lodging Trust	6,247	108,760
Citizens & Northern Corp.	3,100	52,111
Citizens Inc. (a)	8,400	61,320
Citizens Republic Bancorp Inc. (a)	99,642	88,671
City Holding Co.	3,768	133,236
Clifton Savings Bancorp Inc.	2,225	26,411
CNA Surety Corp. (a)	4,249	107,330
CNB Financial Corp.	2,100	30,471
CNO Financial Group Inc. (a)	55,907	419,862
CoBiz Financial Inc.	7,274	50,554
Cogdell Spencer Inc.	10,680	63,439
Cohen & Steers Inc.	4,434	131,601
Colonial Properties Trust	19,333	372,160
Colony Financial Inc.	3,659	68,899
Columbia Banking System Inc.	9,897	189,726
Community Bank System Inc.	8,336	202,315
Community Trust Bancorp Inc.	3,587	99,252
Compass Diversified Holdings	9,209	135,741
CompuCredit Holdings Corp. (a)	3,255	21,385
Consolidated-Tomoka Land Co.	1,342	43,481
Coresite Realty Corp.	4,754	75,303
Cousins Properties Inc.	22,540	188,209
Cowen Group Inc. Class A (a)	7,900	31,679
Crawford & Co. Class B	5,676	27,018
Credit Acceptance Corp. (a)	1,324	93,951
CreXus Investment Corp.	3,399	38,817
CVB Financial Corp.	21,763	202,614
Cypress Sharpridge Investments Inc.	17,241	218,616
Danvers Bancorp Inc.	4,514	96,690
DCT Industrial Trust Inc.	60,981	338,445
Delphi Financial Group Inc. Class A	11,733	360,320
Diamond Hill Investment Group	600	48,000
DiamondRock Hospitality Co.	41,140	459,534
Dime Community Bancshares	6,569	96,958
Dollar Financial Corp. (a)	9,300	192,975
Donegal Group Inc.	2,869	38,359
Doral Financial Corp. (a)	7,875	8,662
Duff & Phelps Corp. Class A	6,800	108,664
DuPont Fabros Technology Inc.	10,240	248,320
Dynex Capital Inc.	5,202	52,332
Eagle Bancorp Inc. (a)	3,746	52,631
EastGroup Properties Inc.	6,767	297,545
Education Realty Trust Inc.	17,982	144,395
eHealth Inc. (a)	5,700	75,810
EMC Insurance Group Inc.	981	24,358
Employers Holdings Inc.	9,900	204,534
Encore Bancshares Inc. (a)	2,127	25,822
Encore Capital Group Inc. (a)	3,400	80,546
Enstar Group Ltd. (a)	1,600	159,808
Enterprise Financial Services Corp.	3,476	48,907
Entertainment Properties Trust	11,721	548,777
Epoch Holding Corp.	3,100	48,918
Equity Lifestyle Properties Inc.	6,570	378,760
Equity One Inc.	10,081	189,220

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
ESB Financial Corp.	2,200	$32,494
ESSA Bancorp Inc.	3,700	48,840
Evercore Partners Inc. Class A	3,800	130,302
Excel Trust Inc.	3,727	43,941
Extra Space Storage Inc.	21,459	444,416
EZCORP Inc. Class A (a)	11,600	364,124
FBL Financial Group Inc.	3,298	101,315
FBR Capital Markets Corp. (a)	13,200	47,256
Federal Agricultural Mortgage Corp. Class C	2,404	45,940
FelCor Lodging Trust Inc. (a)	24,218	148,456
Financial Engines Inc. (a)	3,212	88,523
Financial Institutions Inc.	2,700	47,250
First American Financial Corp.	25,967	428,456
First Bancorp (North Carolina)	3,703	49,102
First BanCorp (Puerto Rico) (a)	4,687	23,435
First Bancorp Inc.	2,362	36,020
First Busey Corp.	14,179	72,029
First Cash Financial Services Inc. (a)	7,514	290,040
First Commonwealth Financial Corp.	26,134	179,018
First Community Bancshares Inc.	4,323	61,300
First Financial Bancorp	14,541	242,689
First Financial Bankshares Inc.	5,168	265,480
First Financial Corp. Indiana	2,699	89,715
First Financial Holdings Inc.	3,808	43,068
First Industrial Realty Trust Inc. (a)	19,285	229,299
First Interstate BancSystem Inc.	3,257	44,295
First Marblehead Corp., The (a)	15,400	33,880
First Merchants Corp.	6,706	55,459
First Midwest Bancorp Inc.	18,551	218,716
First of Long Island Corp., The	1,800	49,950
First Potomac Realty Trust	12,389	195,127
First South Bancorp Inc.	1,963	9,795
FirstMerit Corp.	26,733	456,065
Flagstar Bancorp Inc. (a)	11,689	17,533
Flagstone Reinsurance Holdings SA.	13,000	117,130
Flushing Financial Corp.	7,597	113,195
FNB Corp. (PA)	27,856	293,602
Forestar Group Inc. (a)	9,200	174,984
Fox Chase Bancorp	1,283	17,859
FPIC Insurance Group Inc. (a)	2,279	86,374
Franklin Street Properties Corp.	16,845	237,009
FXCM Inc. Class A	5,562	72,473
GAMCO Investors Inc.	1,825	84,607
German American Bancorp Inc.	2,700	46,413
Gerova Financial Group Ltd. (a) (b)	342	1,796
Getty Realty Corp.	5,394	123,415
GFI Group Inc.	16,656	83,613
Glacier Bancorp Inc.	17,844	268,552
Gladstone Commercial Corp.	2,100	38,304
Gleacher & Co Inc. (a)	19,708	34,292
Glimcher Realty Trust	24,886	230,196
Global Indemnity PLC (a)	3,518	77,326
Government Properties Income Trust	6,873	184,609
Great Southern Bancorp Inc.	2,467	52,917

14	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Greene Bancshares Inc. (a)	3,012	$8,403
Greenlight Capital Re Ltd. Class A (a)	7,103	200,376
Hallmark Financial Services Inc. (a)	3,500	29,330
Hancock Holding Co.	8,658	284,329
Hanmi Financial Corp. (a)	25,610	31,756
Harleysville Group Inc.	2,854	94,553
Hatteras Financial Corp.	17,951	504,782
Healthcare Realty Trust Inc.	16,702	379,135
Heartland Financial USA Inc.	3,243	55,131
Heritage Financial Corp. (a)	2,000	28,340
Heritage Financial Group Inc.	251	3,195
Hersha Hospitality Trust	33,521	199,115
HFF Inc. Class A (a)	4,837	72,748
Highwoods Properties Inc.	17,688	619,257
Hilltop Holdings Inc. (a)	10,188	102,288
Home Bancorp Inc. (a)	1,900	29,108
Home Bancshares Inc.	5,658	128,720
Home Federal Bancorp Inc.	4,100	48,298
Home Properties Inc.	9,317	549,237
Horace Mann Educators Corp.	10,002	168,034
Hudson Pacific Properties Inc.	3,657	53,758
Hudson Valley Holding Corp.	3,002	66,044
IBERIABANK Corp.	6,746	405,637
Imperial Holdings Inc. (a)	2,186	22,188
Independent Bank Corp. (MA)	5,310	143,423
Infinity Property & Casualty Corp.	3,086	183,586
Inland Real Estate Corp.	18,017	171,882
International Bancshares Corp.	13,450	246,673
Internet Capital Group Inc. (a)	9,421	133,778
INTL FCStone Inc. (a)	3,427	87,114
Invesco Mortgage Capital	17,737	387,553
Investment Technology Group Inc. (a)	10,912	198,489
Investors Bancorp Inc. (a)	12,029	179,112
Investors Real Estate Trust	18,434	175,123
iStar Financial Inc. (a)	23,700	217,566
JMP Group Inc.	3,514	30,256
Kaiser Federal Financial Group Inc.	575	7,072
Kansas City Life Insurance Co.	1,057	33,803
KBW Inc.	8,933	233,955
Kearny Financial Corp.	4,406	44,192
Kennedy-Wilson Holdings Inc. (a)	5,193	56,396
Kilroy Realty Corp.	13,614	528,632
Kite Realty Group Trust	14,094	74,839
Knight Capital Group Inc. Class A (a)	23,554	315,624
LaBranche & Co. Inc. (a)	9,799	38,510
Ladenburg Thalmann Financial Services Inc. (a)	23,130	26,600
Lakeland Bancorp Inc.	5,372	55,761
Lakeland Financial Corp.	3,932	89,178
LaSalle Hotel Properties	18,732	505,764
Lexington Realty Trust	23,755	222,109
Life Partners Holdings Inc.	2,281	18,339
LTC Properties Inc.	7,501	212,578
Maiden Holdings Ltd.	12,700	95,123
MainSource Financial Group Inc.	5,161	51,662
MarketAxess Holdings Inc.	6,651	160,954

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Marlin Business Services Corp. (a)	2,159	$26,642
MB Financial Inc.	12,867	269,692
Meadowbrook Insurance Group Inc.	12,962	134,157
Medical Properties Trust Inc.	27,891	322,699
Medley Capital Corp. (a)	2,747	33,458
Merchants Bancshares Inc.	1,308	34,636
Meridian Interstate Bancorp Inc. (a)	2,726	38,300
Metro Bancorp Inc. (a)	3,600	44,460
MF Global Holdings Ltd. (a)	28,683	237,495
MFA Financial Inc.	85,669	702,486
MGIC Investment Corp. (a)	50,290	447,078
Mid-America Apartment Communities Inc.	8,832	567,014
MidSouth Bancorp Inc.	2,400	34,704
MidWestOne Financial Group Inc.	1,760	26,118
Mission West Properties Inc.	4,185	27,495
Monmouth Real Estate Investment Corp. Class A	6,000	49,260
Montpelier Re Holdings Ltd.	16,519	291,891
MPG Office Trust Inc. (a)	12,247	45,436
Nara Bancorp Inc. (a)	8,884	85,464
NASB Financial Inc.	946	15,306
National Bankshares Inc.	1,700	49,130
National Financial Partners Corp. (a)	10,563	155,804
National Health Investors Inc.	6,101	292,360
National Interstate Corp.	1,513	31,546
National Penn Bancshares Inc.	31,886	246,798
National Retail Properties Inc.	20,525	536,318
National Western Life Insurance Co.	575	93,294
Navigators Group Inc., The (a)	2,988	153,882
NBT Bancorp Inc.	8,766	199,777
Nelnet Inc. Class A	6,600	144,078
Netspend Holdings Inc. (a)	7,549	79,415
NewAlliance Bancshares Inc.	26,181	388,526
Newcastle Investment Corp. (a)	15,795	95,402
NewStar Financial Inc. (a)	6,732	73,513
Northfield Bancorp Inc.	4,232	58,402
NorthStar Realty Finance Corp.	18,003	96,316
Northwest Bancshares Inc.	27,858	349,339
OceanFirst Financial Corp.	4,000	55,800
Ocwen Financial Corp. (a)	18,563	204,564
Old National Bancorp	21,995	235,786
Omega Healthcare Investors Inc.	24,609	549,765
OmniAmerican Bancorp Inc. (a)	3,105	49,183
One Liberty Properties Inc.	2,147	32,377
Oppenheimer Holdings Inc. Class A	2,380	79,754
optionsXpress Holdings Inc.	10,572	193,573
Oriental Financial Group Inc.	11,296	141,765
Oritani Financial Corp.	14,105	178,851
Orrstown Financial Services Inc.	1,500	42,000
Pacific Continental Corp.	4,600	46,874
PacWest Bancorp	7,791	169,454
Park National Corp.	3,070	205,137
Parkway Properties Inc.	5,445	92,565
Peapack-Gladstone Financial Corp.	2,100	27,846
Pebblebrook Hotel Trust	9,244	204,755

See accompanying notes to schedules of investments.	15

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Penns Woods Bancorp Inc.	1,057	$41,149
Pennsylvania Real Estate Investment Trust	13,750	196,212
Pennymac Mortgage Investment Trust	6,544	120,344
Penson Worldwide Inc. (a)	5,000	33,550
Peoples Bancorp Inc.	2,610	31,372
PHH Corp. (a)	13,769	299,751
Phoenix Companies Inc., The (a)	28,603	77,800
PICO Holdings Inc. (a)	5,707	171,552
Pinnacle Financial Partners Inc. (a)	8,414	139,168
Piper Jaffray Companies Inc. (a)	3,733	154,658
Platinum Underwriters Holdings Ltd.	9,297	354,123
PMI Group Inc., The (a)	35,696	96,379
Porter Bancorp Inc.	661	5,215
Portfolio Recovery Associates Inc. (a)	4,266	363,165
Post Properties Inc.	12,234	480,184
Potlatch Corp.	10,065	404,613
Presidential Life Corp.	5,157	49,146
Primerica Inc.	6,129	156,351
Primus Guaranty Ltd. (a)	4,204	21,356
PrivateBancorp Inc.	13,104	200,360
ProAssurance Corp. (a)	7,699	487,886
Prosperity Bancshares Inc.	11,652	498,356
Provident Financial Services Inc.	15,018	222,266
Provident New York Bancorp	10,170	104,954
PS Business Parks Inc.	4,682	271,275
Pzena Investment Management Inc. Class A	2,000	14,120
Radian Group Inc.	33,100	225,411
RAIT Financial Trust (a)	24,064	59,197
Ramco-Gershenson Properties Trust	9,055	113,459
Redwood Trust Inc.	19,654	305,620
Renasant Corp.	6,116	103,850
Republic Bancorp Inc. (Kentucky)	2,319	45,174
Resource Capital Corp.	12,700	83,693
Retail Opportunity Investments Corp.	10,558	115,505
RLI Corp.	4,638	267,381
Rockville Financial Inc.	2,968	30,956
Rodman & Renshaw Capital Group Inc. (a)	5,502	11,279
Roma Financial Corp.	2,006	22,206
S&T Bancorp Inc.	5,862	126,443
Sabra Health Care REIT Inc.	6,215	109,446
Safeguard Scientifics Inc. (a)	5,216	106,146
Safety Insurance Group Inc.	3,164	145,892
Sanders Morris Harris Group Inc.	4,975	39,850
Sandy Spring Bancorp Inc.	5,994	110,649
Saul Centers Inc.	1,648	73,418
SCBT Financial Corp.	3,213	106,929
SeaBright Holdings Inc.	5,500	56,375
Selective Insurance Group Inc.	13,311	230,280
Sierra Bancorp	2,800	31,304
Signature Bank (a)	10,145	572,178
Simmons First National Corp.	4,216	114,211
Solar Senior Capital Ltd. (a)	1,978	36,850
Southside Bancshares Inc.	3,864	82,690

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Southwest Bancorp Inc. (a)	5,055	$71,730
Sovran Self Storage Inc.	6,944	274,635
Starwood Property Trust Inc.	17,803	397,007
State Auto Financial Corp.	3,558	64,827
State Bancorp Inc.	3,600	37,404
StellarOne Corp.	5,700	80,940
Sterling Bancorp NY	7,208	72,152
Sterling Bancshares Inc. TX	22,393	192,804
Stewart Information Services Corp.	4,491	47,066
Stifel Financial Corp. (a)	8,504	610,502
Strategic Hotels & Resorts Inc. (a)	34,793	224,415
Student Loan Corp. Escrow Shares, The (a) (b)	977	2,442
Suffolk Bancorp	2,423	50,835
Sun Communities Inc.	4,868	173,544
Sunstone Hotel Investors Inc. (a)	29,095	296,478
Susquehanna Bancshares Inc.	32,793	306,615
SVB Financial Group (a)	10,360	589,795
SWS Group Inc.	6,997	42,472
SY Bancorp Inc.	2,867	72,134
Tanger Factory Outlet Centers Inc.	20,086	527,057
Taylor Capital Group Inc. (a)	2,433	25,571
Tejon Ranch Co. (a)	3,136	115,217
Terreno Realty Corp. (a)	2,351	40,508
Territorial Bancorp Inc.	3,085	61,453
Texas Capital Bancshares Inc. (a)	9,080	235,989
Thomas Properties Group Inc. (a)	8,975	30,066
Tompkins Financial Corp.	1,846	76,701
Tower Bancorp Inc.	1,900	42,351
Tower Group Inc.	9,234	221,893
TowneBank	6,000	93,960
TradeStation Group Inc. (a)	9,202	64,598
Trico Bancshares	3,592	58,586
Trustco Bank Corp. NY	19,277	114,313
Trustmark Corp.	15,701	367,717
Two Harbors Investment Corp.	17,128	179,330
UMB Financial Corp.	8,035	300,147
UMH Properties Inc.	2,000	19,880
Umpqua Holdings Corp.	28,509	326,143
Union First Market Bankshares Corp.	4,763	53,584
United Bankshares Inc.	9,605	254,725
United Community Banks Inc. (a)	24,729	58,608
United Financial Bancorp Inc.	4,093	67,575
United Fire & Casualty Co.	5,692	115,035
Universal Health Realty Income Trust	2,805	113,687
Universal Insurance Holdings Inc.	3,800	20,596
Univest Corp. of Pennsylvania	4,199	74,406
Urstadt Biddle Properties Inc.	5,704	108,490
U-Store-It Trust	23,310	245,221
ViewPoint Financial Group	3,780	49,140
Virginia Commerce Bancorp (a)	5,286	30,342
Virtus Investment Partners Inc. (a)	1,230	72,472
Walker & Dunlop Inc. (a)	1,329	16,147
Walter Investment Management Corp.	6,116	98,651
Washington Banking Co.	3,610	50,901

16	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Washington Real Estate Investment Trust	16,090	$500,238
Washington Trust Bancorp Inc.	3,556	84,419
Waterstone Financial Inc. (a)	1,388	4,261
Webster Financial Corp.	17,604	377,254
WesBanco Inc.	5,787	119,849
West Bancorporation	3,700	29,526
West Coast Bancorp (a)	23,710	82,274
Westamerica Bancorporation	7,292	374,590
Western Alliance Bancorp (a)	16,700	137,274
Westfield Financial Inc.	7,760	70,306
Westwood Holdings Group Inc.	1,371	55,183
Whitney Holding Corp.	24,335	331,443
Wilshire Bancorp Inc. (a)	4,918	24,098
Winthrop Realty Trust	5,660	69,335
Wintrust Financial Corp.	8,508	312,669
World Acceptance Corp. (a)	4,181	272,610
WSFS Financial Corp.	1,435	67,588

		60,701,611

Health Care (12.23%)
Abaxis Inc. (a)	5,621	162,110
Abiomed Inc. (a)	7,901	114,802
Accretive Health Inc. (a)	3,025	83,974
Accuray Inc. (a)	12,700	114,681
Acorda Therapeutics Inc. (a)	9,744	226,061
Acura Pharmaceuticals Inc. (a)	1,900	6,004
Aegerion Pharmaceuticals Inc. (a)	1,298	21,508
Affymax Inc. (a)	4,227	24,812
Affymetrix Inc. (a)	18,100	94,301
Air Methods Corp. (a)	2,800	188,300
Akorn Inc. (a)	13,676	78,911
Albany Molecular Research Inc. (a)	5,823	24,806
Alexza Pharmaceuticals Inc. (a)	9,460	16,082
Align Technology Inc. (a)	15,039	307,999
Alimera Sciences Inc. (a)	1,781	13,892
Alkermes Inc. (a)	23,815	308,404
Alliance HealthCare Services Inc. (a)	6,742	29,800
Allied Healthcare International Inc. (a)	10,900	27,686
Allos Therapeutics Inc. (a)	20,300	64,351
Almost Family Inc. (a)	1,900	71,516
Alnylam Pharmaceuticals Inc. (a)	9,200	88,044
Alphatec Holdings Inc. (a)	12,600	34,020
AMAG Pharmaceuticals Inc. (a)	5,282	88,209
Amedisys Inc. (a)	7,288	255,080
America Service Group Inc.	2,200	56,408
American Dental Partners Inc. (a)	3,800	49,856
American Medical Systems Holdings Inc. (a)	18,650	403,586
AMERIGROUP Corp. (a)	12,892	828,311
AMN Healthcare Services Inc. (a)	10,188	88,228
Amsurg Corp. (a)	7,804	198,534
Anacor Pharmaceuticals Inc. (a)	2,917	20,186
Analogic Corp.	3,206	181,299
Angiodynamics Inc. (a)	6,300	95,256
Antares Pharma Inc. (a)	17,177	30,919

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Anthera Pharmaceuticals Inc. (a)	537	$3,630
Aoxing Pharmaceutical Co. Inc. (a)	6,347	13,710
Ardea Biosciences Inc. (a)	3,320	95,251
Arena Pharmaceuticals Inc. (a)	31,158	43,310
Ariad Pharmaceuticals Inc. (a)	31,280	235,226
ArQule Inc. (a)	10,600	75,896
Array Biopharma Inc. (a)	12,378	37,877
ArthroCare Corp. (a)	6,715	223,878
AspenBio Pharma Inc. (a)	15,425	13,111
Assisted Living Concepts Inc. Class A (a)	2,340	91,588
athenahealth Inc. (a)	8,230	371,420
Atrion Corp.	400	69,788
Auxilium Pharmaceuticals Inc. (a)	10,381	222,880
AVANIR Pharmaceuticals Inc. Class A (a)	22,700	92,616
Aveo Pharmaceuticals Inc. (a)	2,468	33,047
AVI BioPharma Inc. (a)	29,664	55,472
BioCryst Pharmaceuticals Inc. (a)	6,780	25,696
Biodel Inc. (a)	4,212	8,845
BioMimetic Therapeutics Inc. (a)	4,506	59,074
Bio-Reference Laboratories Inc. (a)	5,986	134,326
BioSante Pharmaceuticals Inc. (a)	15,887	31,456
BioScrip Inc. (a)	9,754	45,941
BioSpecifics Technologies Corp. (a)	993	25,322
BioTime Inc. (a)	6,836	50,928
Bruker Corp. (a)	18,113	377,656
Cadence Pharmaceuticals Inc. (a)	7,820	72,022
Caliper Life Sciences Inc. (a)	11,401	77,071
Cambrex Corp. (a)	7,481	41,146
Cantel Medical Corp.	3,200	82,400
Capital Senior Living Corp. (a)	7,200	76,464
Caraco Pharmaceutical Laboratories Ltd. (a)	2,074	10,785
CardioNet Inc. (a)	6,100	29,219
Catalyst Health Solutions Inc. (a)	9,419	526,805
Celera Corp. (a)	20,997	170,286
Celldex Therapeutics Inc. (a)	9,155	36,803
Centene Corp. (a)	12,009	396,057
Cepheid Inc. (a)	14,830	415,537
Cerus Corp. (a)	9,740	28,149
Chelsea Therapeutics International Ltd. (a)	9,429	36,773
Chemed Corp.	5,224	347,971
Chindex International Inc. (a)	3,400	54,570
Clinical Data Inc. (a)	2,900	87,870
Codexis Inc. (a)	3,158	37,454
Complete Genomics Inc. (a)	1,662	15,008
Computer Programs & Systems Inc.	2,484	159,672
Conceptus Inc. (a)	7,800	112,710
Conmed Corp. (a)	7,429	195,234
Continucare Corp. (a)	6,900	36,915
Corcept Therapeutics Inc. (a)	6,430	27,328
Cornerstone Therapeutics Inc. (a)	1,800	11,916
Corvel Corp. (a)	1,839	97,798
Cross Country Healthcare Inc. (a)	7,789	60,988

See accompanying notes to schedules of investments.	17

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
CryoLife Inc. (a)	6,832	$41,675
Cubist Pharmaceuticals Inc. (a)	14,605	368,630
Cumberland Pharmaceuticals Inc. (a)	3,639	20,124
Curis Inc. (a)	19,987	64,958
Cutera Inc. (a)	3,400	29,138
Cyberonics Inc. (a)	6,976	221,907
Cynosure Inc. Class A (a)	2,500	34,725
Cytokinetics Inc. (a)	11,800	17,582
Cytori Therapeutics Inc. (a)	12,000	93,960
CytRx Corp. (a)	27,760	24,432
Delcath Systems Inc. (a)	11,200	82,544
DepoMed Inc. (a)	13,800	138,552
Dexcom Inc. (a)	15,800	245,216
Dionex Corp. (a)	4,411	520,719
Durect Corp. (a)	20,848	75,053
Dyax Corp. (a)	25,477	41,018
Dynavax Technologies Corp. (a)	23,170	63,949
DynaVox Inc. Class A (a)	2,296	12,674
Emergent Biosolutions Inc. (a)	5,100	123,216
Emeritus Corp. (a)	5,700	145,122
Endocyte Inc. (a)	1,778	15,237
Endologix Inc. (a)	12,129	82,235
Ensign Group Inc., The	3,700	118,141
Enzo Biochem Inc. (a)	8,261	34,614
Enzon Pharmaceuticals Inc. (a)	12,315	134,234
ePocrates Inc. (a)	665	13,167
eResearch Technology Inc. (a)	11,537	78,105
Exact Sciences Corp. (a)	11,194	82,388
Exactech Inc. (a)	2,200	38,610
ExamWorks Group Inc. (a)	2,892	64,289
Exelixis Inc. (a)	31,294	353,622
Five Star Quality Care Inc. (a)	7,881	64,073
Fluidigm Corp. (a)	794	11,362
Furiex Pharmaceuticals Inc. (a)	2,178	36,765
Genomic Health Inc. (a)	3,600	88,560
Gentiva Health Services Inc. (a)	7,626	213,757
Geron Corp. (a)	30,173	152,374
Greatbatch Inc. (a)	5,856	154,950
Haemonetics Corp. (a)	6,202	406,479
Halozyme Therapeutics Inc. (a)	19,340	129,771
Hanger Orthopedic Group Inc. (a)	6,500	169,195
Hansen Medical Inc. (a)	13,915	30,752
Healthsouth Corp. (a)	23,376	583,932
Healthspring Inc. (a)	14,500	541,865
Healthways Inc. (a)	8,570	131,721
HeartWare International Inc. (a)	2,285	195,436
Hi-Tech Pharmacal Co. Inc. (a)	2,300	46,299
HMS Holdings Corp. (a)	6,700	548,395
ICU Medical Inc. (a)	3,032	132,741
Idenix Pharmaceuticals Inc. (a)	8,351	27,725
Immucor Inc. (a)	17,225	340,711
ImmunoGen Inc. (a)	16,500	149,655
Immunomedics Inc. (a)	16,385	62,591
Impax Laboratories Inc. (a)	15,500	394,475
Incyte Corp. (a)	21,975	348,304
Infinity Pharmaceuticals Inc. (a)	4,300	25,284

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Inhibitex Inc. (a)	12,497	$45,239
Inovio Pharmaceuticals Inc. (a)	19,794	21,773
Inspire Pharmaceuticals Inc. (a)	15,523	61,471
Insulet Corp. (a)	10,865	224,036
Integra LifeSciences Holdings Corp. (a)	5,227	247,864
InterMune Inc. (a)	11,936	563,260
Invacare Corp.	7,404	230,412
IPC The Hospitalist Co. (a)	4,100	186,181
IRIS International Inc. (a)	4,600	41,492
Ironwood Pharmaceuticals Inc. (a)	4,678	65,492
Isis Pharmaceuticals Inc. (a)	23,592	213,272
Jazz Pharmaceuticals Inc. (a)	3,646	116,125
Kendle International Inc. (a)	3,800	40,698
Kensey Nash Corp. (a)	1,700	42,347
Keryx Biopharmaceuticals Inc. (a)	12,978	64,890
Kindred Healthcare Inc. (a)	9,985	238,442
Landauer Inc.	2,380	146,418
Lannett Company Inc. (a)	2,400	13,392
LCA-Vision Inc. (a)	4,600	31,050
Lexicon Pharmaceuticals Inc. (a)	46,500	78,120
LHC Group Inc. (a)	3,900	117,000
Ligand Pharmaceuticals Inc. Class B (a)	4,816	48,160
Luminex Corp. (a)	9,414	176,607
Magellan Health Services Inc. (a)	8,291	406,922
MAKO Surgical Corp. (a)	7,647	185,057
MannKind Corp. (a)	16,313	59,542
MAP Pharmaceuticals Inc. (a)	4,228	58,304
Masimo Corp.	12,825	424,508
Maxygen Inc.	7,879	40,971
MedAssets Inc. (a)	10,808	165,038
Medcath Corp. (a)	4,956	69,136
Medical Action Industries Inc. (a)	3,650	30,660
Medicines Co., The (a)	13,710	223,336
Medicis Pharmaceutical Corp. Class A	14,863	476,211
Medidata Solutions Inc. (a)	4,828	123,452
Medivation Inc. (a)	8,100	150,984
MELA Sciences Inc. (a)	5,933	20,884
Merge Healthcare Inc. (a)	13,200	64,416
Meridian Bioscience Inc.	10,200	244,698
Merit Medical Systems Inc. (a)	7,197	141,205
Metabolix Inc. (a)	6,815	71,626
Metropolitan Health Networks Inc. (a)	9,700	45,881
Micromet Inc. (a)	22,511	126,287
Molina Healthcare Inc. (a)	3,829	153,160
Momenta Pharmaceuticals Inc. (a)	10,911	172,939
MWI Veterinary Supply Inc. (a)	3,000	242,040
Nabi Biopharmaceuticals (a)	11,611	67,460
Nanosphere Inc. (a)	3,800	12,350
National Healthcare Corp.	2,273	105,672
National Research Corp.	400	13,576
Natus Medical Inc. (a)	7,200	120,960
Nektar Therapeutics (a)	28,208	267,130
Neogen Corp. (a)	5,584	231,066
NeoStem Inc. (a)	7,051	12,128
Neuralstem Inc. (a)	10,801	19,442

18	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Neurocrine Biosciences Inc. (a)	11,738	$89,091
NeurogesX Inc. (a)	2,600	10,530
Novavax Inc. (a)	23,403	60,614
NPS Pharmaceuticals Inc. (a)	17,400	166,518
NuPathe Inc. (a)	1,500	11,715
NuVasive Inc. (a)	9,698	245,553
NxStage Medical Inc. (a)	6,719	147,684
Nymox Pharmaceutical Corp. (a)	4,699	37,075
Obagi Medical Products Inc. (a)	4,400	55,616
Omeros Corp. (a)	4,700	37,600
Omnicell Inc. (a)	8,100	123,444
Onyx Pharmaceuticals Inc. (a)	15,658	550,848
Opko Health Inc. (a)	22,410	83,589
Optimer Pharmaceuticals Inc. (a)	8,600	101,738
OraSure Technologies Inc. (a)	10,575	83,120
Orexigen Therapeutics Inc. (a)	7,944	22,323
Orthofix International NV (a)	4,400	142,824
Orthovita Inc. (a)	17,000	36,210
Osiris Therapeutics Inc. (a)	4,300	31,218
Owens & Minor Inc.	15,828	514,093
Pacific Biosciences of California Inc. (a)	3,769	52,954
Pain Therapeutics Inc. (a)	8,959	85,648
Palomar Medical Technologies Inc. (a)	4,424	65,696
Par Pharmaceutical Companies Inc. (a)	8,921	277,265
Parexel International Corp. (a)	14,734	366,877
PDI Inc. (a)	2,236	18,134
PDL BioPharma Inc.	34,715	201,347
Peregrine Pharmaceuticals Inc. (a)	12,999	30,678
Pharmacyclics Inc. (a)	11,493	67,694
Pharmasset Inc. (a)	7,946	625,430
PharMerica Corp. (a)	7,618	87,150
Pozen Inc. (a)	6,699	35,974
Progenics Pharmaceuticals Inc. (a)	6,869	42,450
Providence Service Corp. (a)	3,399	50,917
PSS World Medical Inc. (a)	14,184	385,096
PURE Bioscience Inc. (a)	8,994	14,031
Quality Systems Inc.	4,576	381,364
Questcor Pharmaceuticals Inc. (a)	13,900	200,299
Quidel Corp. (a)	5,200	62,192
RehabCare Group Inc. (a)	6,057	223,322
Rigel Pharmaceuticals Inc. (a)	12,566	89,344
Rochester Medical Corp. (a)	2,402	27,575
RTI Biologics Inc. (a)	13,700	39,182
Rural/Metro Corp. (a)	4,756	81,042
Salix Pharmaceuticals Ltd. (a)	14,275	500,053
Sangamo BioSciences Inc. (a)	10,500	87,465
Santarus Inc. (a)	13,300	45,486
Savient Pharmaceuticals Inc. (a)	16,822	178,313
SciClone Pharmaceuticals Inc. (a)	8,700	35,148
Seattle Genetics Inc. (a)	23,248	361,971
Select Medical Holdings Corp. (a)	12,534	101,024
Sequenom Inc. (a)	22,914	145,046
SIGA Technologies Inc. (a)	8,400	101,640
Sirona Dental Systems Inc. (a)	8,300	416,328
Skilled Healthcare Group Inc. Class A (a)	5,000	71,950

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Solta Medical Inc. (a)	14,830	$48,939
Somaxon Pharmaceuticals Inc. (a)	11,017	31,178
SonoSite Inc. (a)	3,269	108,923
Spectranetics Corp. (a)	8,400	39,564
Spectrum Pharmaceuticals Inc. (a)	11,328	100,706
STAAR Surgical Co. (a)	8,624	48,036
StemCells Inc. (a)	26,500	24,115
Stereotaxis Inc. (a)	7,135	27,612
STERIS Corp.	14,831	512,263
Sucampo Pharmaceuticals Inc. Class A (a)	2,600	10,920
Sun Healthcare Group Inc. (a)	6,215	87,445
Sunrise Senior Living Inc. (a)	14,264	170,170
SuperGen Inc. (a)	14,600	45,260
SurModics Inc. (a)	4,000	50,000
Symmetry Medical Inc. (a)	9,208	90,238
Syneron Medical Ltd. (a)	8,795	114,687
Synovis Life Technologies Inc. (a)	2,900	55,622
Synta Pharmaceuticals Corp. (a)	4,600	24,196
Targacept Inc. (a)	6,003	159,620
Team Health Holdings Inc. (a)	4,067	71,091
Theravance Inc. (a)	15,700	380,254
TomoTherapy Inc. (a)	11,800	53,926
Transcend Services Inc. (a)	2,300	55,200
Transcept Pharmaceuticals Inc. (a)	1,890	15,479
Triple-S Management Corp. Class B (a)	4,700	96,726
U.S. Physical Therapy Inc. (a)	2,400	53,616
Unilife Corp. (a)	12,094	68,573
Universal American Financial Corp.	8,156	186,854
Vanda Pharmaceuticals Inc. (a)	6,800	49,572
Vascular Solutions Inc. (a)	4,400	48,004
Vical Inc. (a)	16,063	47,546
ViroPharma Inc. (a)	19,700	392,030
Vital Images Inc. (a)	3,690	49,852
VIVUS Inc. (a)	20,261	125,416
Volcano Corp. (a)	12,600	322,560
WellCare Health Plans Inc. (a)	10,677	447,900
West Pharmaceutical Services Inc.	8,314	372,218
Wright Medical Group Inc. (a)	9,745	165,762
Xenoport Inc. (a)	7,522	44,605
Young Innovations Inc.	1,300	40,820
Zalicus Inc. (a)	16,366	39,606
ZIOPHARM Oncology Inc. (a)	12,091	75,569
Zogenix Inc. (a)	2,004	10,009
Zoll Medical Corp. (a)	5,366	240,450

		39,319,241

Industrials (15.41%)
3D Systems Corp. (a)	4,680	227,214
A123 Systems Inc. (a)	18,174	115,405
Aaon Inc.	3,097	101,891
AAR Corp. (a)	9,503	263,423
ABM Industries Inc.	13,035	330,959
Acacia Research - Acacia Technologies (a)	9,145	312,942
ACCO Brands Corp. (a)	13,532	129,095

See accompanying notes to schedules of investments.	19

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Aceto Corp.	5,964	$47,533
Actuant Corp. Class A	17,045	494,305
Acuity Brands Inc.	10,913	638,301
Advanced Battery Technologies Inc. (a)	16,508	32,026
Advisory Board Co., The (a)	3,978	204,867
Aerovironment Inc. (a)	4,104	143,517
Air Transport Services Group Inc. (a)	13,100	110,695
Aircastle Ltd.	13,000	156,910
Airtran Holdings Inc. (a)	33,983	253,173
Alamo Group Inc.	1,685	46,253
Alaska Air Group Inc. (a)	9,017	571,858
Albany International Corp. Class A	6,951	173,080
Allegiant Travel Co.	3,710	162,535
Altra Holdings Inc. (a)	6,900	162,978
AMERCO (a)	2,088	202,536
Ameresco Inc. Class A (a)	1,900	26,866
American Railcar Industries Inc. (a)	2,109	52,641
American Reprographics Co. (a)	9,321	96,472
American Science & Engineering Inc.	2,281	210,673
American Superconductor Corp. (a)	12,496	310,776
American Woodmark Corp.	2,033	42,449
Ameron International Corp.	2,352	164,146
Ampco-Pittsburgh Corp.	2,200	60,676
AO Smith Corp.	8,893	394,316
APAC Customer Services Inc. (a)	8,500	51,085
Apogee Enterprises Inc.	7,136	94,124
Applied Energetics Inc. (a)	20,113	13,275
Applied Industrial Technologies Inc.	10,649	354,186
Argan Inc. (a)	1,800	15,408
Arkansas Best Corp.	6,090	157,853
Astec Industries Inc. (a)	4,714	175,785
Astronics Corp. (a)	2,400	60,408
Atlas Air Worldwide Holdings Inc. (a)	6,443	449,206
Avis Budget Group Inc. (a)	25,700	460,287
AZZ Inc.	3,100	141,360
Badger Meter Inc.	3,730	153,713
Baltic Trading Ltd.	4,089	37,292
Barnes Group Inc.	12,444	259,831
Barrett Business Services Inc.	1,800	28,908
Beacon Roofing Supply Inc. (a)	11,585	237,145
Belden Inc.	11,773	442,076
Blount International Inc. (a)	11,994	191,664
BlueLinx Holdings Inc. (a)	2,600	9,620
Brady Corp.	12,113	432,313
Briggs & Stratton Corp.	12,180	275,877
Brink’s Co., The	11,999	397,287
Broadwind Energy Inc. (a)	23,200	30,392
Builders FirstSource Inc. (a)	8,605	24,438
CAI International Inc. (a)	2,300	59,478
Capstone Turbine Corp. (a)	61,237	110,839
Cascade Corp.	2,362	105,298
Casella Waste Systems Inc. Class A (a)	6,114	43,837
CBIZ Inc. (a)	8,136	58,661
CDI Corp.	2,986	44,163
Celadon Group Inc. (a)	5,300	86,072
Cenveo Inc. (a)	13,671	89,272

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Ceradyne Inc. (a)	6,220	$280,398
Chart Industries Inc. (a)	7,300	401,792
CIRCOR International Inc.	4,321	203,173
Clarcor Inc.	12,613	566,702
Clean Harbors Inc. (a)	5,768	569,071
Coleman Cable Inc. (a)	2,870	25,428
Colfax Corp. (a)	6,144	141,005
Columbus McKinnon Corp. (a)	5,000	92,300
Comfort Systems USA Inc.	9,873	138,913
Commercial Vehicle Group Inc. (a)	5,996	106,969
Consolidated Graphics Inc. (a)	2,301	125,704
Corporate Executive Board Co., The	8,700	351,219
CoStar Group Inc. (a)	5,088	318,916
Courier Corp.	2,501	34,914
CRA International Inc. (a)	2,815	81,156
Cubic Corp.	3,965	227,988
Curtiss-Wright Corp.	11,478	403,337
Deluxe Corp.	12,600	334,404
DigitalGlobe Inc. (a)	6,887	193,043
Dolan Co., The (a)	7,800	94,692
Dollar Thrifty Automotive Group Inc. (a)	7,212	481,257
Douglas Dynamics Inc.	2,810	40,071
Ducommun Inc.	2,528	60,419
DXP Enterprises Inc. (a)	2,100	48,468
Dycom Industries Inc. (a)	8,433	146,228
Dynamic Materials Corp.	3,254	90,949
Eagle Bulk Shipping Inc. (a)	15,477	57,574
EMCOR Group Inc. (a)	16,656	515,836
Encore Wire Corp.	4,695	114,276
Ener1 Inc. (a)	14,400	42,624
Energy Recovery Inc. (a)	11,500	36,570
EnergySolutions Inc.	22,500	134,100
EnerNOC Inc. (a)	4,930	94,212
EnerSys (a)	12,085	480,379
Ennis Inc.	6,632	112,943
EnPro Industries Inc. (a)	5,048	183,343
ESCO Technologies Inc.	6,710	255,986
Esterline Technologies Corp. (a)	7,489	529,622
Excel Maritime Carriers Ltd. (a)	9,915	42,535
Exponent Inc. (a)	3,429	152,968
Federal Signal Corp.	15,434	100,475
Flow International Corp. (a)	10,400	45,656
Force Protection Inc. (a)	17,900	87,710
Forward Air Corp.	7,408	226,907
Franklin Covey Co. (a)	3,100	26,846
Franklin Electric Co. Inc.	5,898	272,488
Freightcar America Inc. (a)	2,760	89,728
Fuel Tech Inc. (a)	4,500	40,050
FuelCell Energy Inc. (a)	23,910	51,167
Furmanite Corp. (a)	9,400	75,200
G&K Services Inc. Class A	4,780	158,935
Genco Shipping & Trading Ltd. (a)	7,394	79,633
GenCorp Inc. (a)	15,126	90,453
Generac Holdings Inc. (a)	4,690	95,160
Genesee & Wyoming Inc. (a)	9,650	561,630
Geo Group Inc., The (a)	15,120	387,677

20	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
GeoEye Inc. (a)	5,500	$228,690
Gibraltar Industries Inc. (a)	7,782	92,839
Global Defense Technology & Systems Inc. (a)	1,300	31,486
Gorman-Rupp Co., The	2,987	117,658
GP Strategies Corp. (a)	3,800	51,680
GrafTech International Ltd. (a)	29,753	613,804
Graham Corp.	2,600	62,244
Granite Construction Inc.	8,653	243,149
Great Lakes Dredge & Dock Co.	14,800	112,924
Greenbrier Companies Inc. (a)	4,634	131,513
Griffon Corp. (a)	11,136	146,216
H&E Equipment Services Inc. (a)	7,000	136,570
Hawaiian Holdings Inc. (a)	13,200	79,332
Healthcare Services Group Inc.	16,447	289,138
Heartland Express Inc.	12,876	226,103
Heico Corp.	7,347	459,334
Heidrick & Struggles International Inc.	4,312	120,003
Herley Industries Inc. (a) (b)	3,295	62,605
Herman Miller Inc.	14,200	390,358
Hexcel Corp. (a)	24,432	481,066
Higher One Holdings Inc. (a)	2,571	37,151
Hill International Inc. (a)	5,992	31,698
HNI Corp.	11,347	358,111
Hoku Corp. (a)	4,908	9,816
Horizon Lines Inc.	7,700	6,545
Houston Wire & Cable Co.	4,500	65,790
Hub Group Inc. (a)	9,350	338,376
Hudson Highland Group Inc. (a)	8,166	53,079
Huron Consulting Group Inc. (a)	5,490	152,018
ICF International Inc. (a)	4,400	90,376
II-VI Inc. (a)	6,298	313,326
Innerworkings Inc. (a)	4,952	36,546
Insituform Technologies Inc. (a)	9,556	255,623
Insperity Inc.	5,399	164,022
Insteel Industries Inc.	4,500	63,630
Interface Inc.	12,505	231,217
Interline Brands Inc. (a)	8,339	170,116
International Shipholding Corp.	1,333	33,192
Jetblue Airways Corp. (a)	60,435	378,927
John Bean Technologies Corp.	7,000	134,610
Kadant Inc. (a)	3,158	82,708
Kaman Corp.	6,546	230,419
Kaydon Corp.	8,385	328,608
Kelly Services Inc. Class A (a)	6,716	145,804
Keyw Holding Corp., The (a)	2,411	29,607
Kforce Inc. (a)	7,426	135,896
Kimball International Inc. Class B	7,983	55,881
Knight Transportation Inc.	14,996	288,673
Knoll Inc.	12,044	252,442
Korn/Ferry International (a)	11,433	254,613
Kratos Defense & Security Solutions Inc. (a)	4,987	71,015
L.B. Foster Co. Class A	2,536	109,327
LaBarge Inc. (a)	3,100	54,870
Ladish Co. Inc. (a)	3,800	207,670

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Lawson Products Inc.	911	$20,989
Layne Christensen Co. (a)	4,986	172,017
LECG Corp. (a)	6,484	1,307
Lindsay Corp.	3,098	244,804
LMI Aerospace Inc. (a)	2,200	44,462
LSI Industries Inc.	4,647	33,644
Lydall Inc. (a)	4,190	37,249
M & F Worldwide Corp. (a)	2,764	69,432
Marten Transport Ltd.	3,865	86,190
MasTec Inc. (a)	13,381	278,325
McGrath Rentcorp	6,040	164,711
Meritor Inc. (a)	23,315	395,656
Metalico Inc. (a)	8,499	52,864
Met-Pro Corp.	3,800	45,220
Michael Baker Corp. (a)	2,000	58,140
Middleby Corp. (a)	4,193	390,871
Miller Industries Inc.	2,400	38,976
Mine Safety Appliances Co.	6,418	235,348
Mistras Group Inc. (a)	3,862	66,465
Mobile Mini Inc. (a)	9,094	218,438
Moog Inc. Class A (a)	11,440	525,210
Mueller Industries Inc.	9,511	348,293
Mueller Water Products Inc.	38,803	173,837
Multi-Color Corp.	2,473	49,979
MYR Group Inc. (a)	5,000	119,600
NACCO Industries Inc. Class A	1,448	160,250
National Presto Industries Inc.	1,218	137,244
Navigant Consulting Inc. (a)	12,148	121,359
NCI Building Systems Inc. (a)	4,554	57,699
Nordson Corp.	8,521	980,426
Northwest Pipe Co. (a)	2,400	55,032
Old Dominion Freight Line Inc. (a)	10,212	358,339
Omega Flex Inc. (a)	600	8,070
On Assignment Inc. (a)	9,300	87,978
Orbital Sciences Corp. (a)	14,229	269,213
Orion Marine Group Inc. (a)	6,764	72,645
P.A.M. Transportation Services Inc. (a)	1,172	14,240
Pacer International Inc. (a)	8,370	44,026
Park-Ohio Holdings Corp. (a)	1,966	40,618
Patriot Transportation Holding Inc. (a)	900	24,075
PGT Inc. (a)	5,537	13,012
Pike Electric Corp. (a)	4,100	39,032
Pinnacle Airlines Corp. (a)	4,473	25,720
PMFG Inc. (a)	3,300	70,422
Polypore International Inc. (a)	5,300	305,174
Powell Industries Inc. (a)	2,355	92,881
PowerSecure International Inc. (a)	4,100	35,260
Preformed Line Products Co.	500	34,585
Primoris Services Corp.	5,364	54,391
Quality Distribution Inc. (a)	1,876	22,231
Quanex Building Products Corp.	9,641	189,253
RailAmerica Inc. (a)	5,997	102,189
Raven Industries Inc.	4,092	251,331
RBC Bearings Inc. (a)	5,300	202,619
Republic Airways Holdings Inc. (a)	11,632	74,794

See accompanying notes to schedules of investments.	21

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Resources Connection Inc.	11,264	$218,409
Roadrunner Transportation Systems Inc. (a)	2,631	39,465
Robbins & Myers Inc.	9,625	442,654
Rollins Inc.	16,126	327,358
RSC Holdings Inc. (a)	12,500	179,750
Rush Enterprises Inc. Class A (a)	8,168	161,726
Saia Inc. (a)	4,135	67,773
SatCon Technology Corp. (a)	28,762	111,021
Sauer-Danfoss Inc. (a)	2,839	144,590
Schawk Inc.	2,782	54,082
School Specialty Inc. (a)	4,764	68,125
Seaboard Corp.	78	188,214
SeaCube Container Leasing Ltd.	2,505	40,105
SFN Group Inc. (a)	13,293	187,298
Simpson Manufacturing Co. Inc.	9,957	293,333
SkyWest Inc.	13,721	232,159
Standard Parking Corp. (a)	3,900	69,264
Standard Register Co., The	4,996	16,587
Standex International Corp.	3,127	118,482
Steelcase Inc.	19,300	219,634
Sterling Construction Company Inc. (a)	4,300	72,584
Sun Hydraulics Corp.	3,200	137,920
Sykes Enterprises Inc. (a)	10,435	206,300
TAL International Group Inc.	4,000	145,080
Taser International Inc. (a)	15,892	64,680
Team Inc. (a)	4,800	126,048
Tecumseh Products Co. Class A (a)	4,403	44,118
Teledyne Technologies Inc. (a)	9,113	471,233
Tennant Co.	4,771	200,573
Tetra Tech Inc. (a)	15,321	378,275
Textainer Group Holdings Ltd.	2,200	81,752
Titan International Inc.	10,385	276,345
Titan Machinery Inc. (a)	3,300	83,325
Tredegar Corp.	6,099	131,616
Trex Co. Inc. (a)	3,934	128,327
TriMas Corp. (a)	3,700	79,550
Triumph Group Inc.	4,082	361,053
TrueBlue Inc. (a)	11,110	186,537
Tutor Perini Corp.	6,473	157,682
Twin Disc Inc.	2,052	66,115
Ultrapetrol Bahamas Ltd. (a)	5,800	29,464
UniFirst Corp.	3,575	189,511
United Capital Corp. (a)	400	11,320
United Rentals Inc. (a)	14,900	495,872
United Stationers Inc. (a)	5,954	423,032
Universal Forest Products Inc.	4,910	179,952
Universal Truckload Services Inc. (a)	1,400	24,150
UQM Technologies Inc. (a)	9,117	27,169
US Airways Group Inc. (a)	40,631	353,896
US Ecology Inc.	4,558	79,446
USA Truck Inc. (a)	2,155	28,015
Viad Corp.	5,162	123,475
Vicor Corp.	4,808	79,284
VSE Corp.	1,100	32,681
Wabash National Corp. (a)	16,743	193,884

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Watsco Inc.	6,868	$478,768
Watts Water Technologies Inc.	7,351	280,735
Werner Enterprises Inc.	10,826	286,564
Woodward Inc.	15,110	522,202
Xerium Technologies Inc. (a)	1,918	46,130

		49,562,104

Information Technology (18.98%)
Accelrys Inc. (a)	13,125	105,000
ACI Worldwide Inc. (a)	8,316	272,765
Acme Packet Inc. (a)	11,669	828,032
Actuate Corp. (a)	11,400	59,280
Acxiom Corp. (a)	16,961	243,390
Adtran Inc.	15,632	663,735
Advanced Analogic Technologies Inc. (a)	11,000	41,580
Advanced Energy Industries Inc. (a)	8,733	142,785
Advent Software Inc. (a)	7,810	223,913
Agilysys Inc. (a)	3,514	20,170
Alpha & Omega Semiconductor Ltd. (a)	1,190	15,101
American Software Inc. Class A	5,400	39,852
Amkor Technology Inc. (a)	26,864	181,063
ANADIGICS Inc. (a)	16,000	71,680
Anaren Inc. (a)	3,746	75,295
Ancestry.com Inc. (a)	4,482	158,887
Anixter International Inc.	7,035	491,676
Applied Micro Circuits Corp. (a)	16,762	173,990
Ariba Inc. (a)	22,531	769,208
Arris Group Inc. (a)	31,406	400,112
Aruba Networks Inc. (a)	19,169	648,679
Aspen Technology Inc. (a)	15,562	233,274
ATMI Inc. (a)	7,988	150,813
Aviat Networks Inc. (a)	15,150	78,326
Avid Technology Inc. (a)	7,200	160,560
Axcelis Technologies Inc. (a)	25,726	68,174
AXT Inc. (a)	7,625	54,671
Bel Fuse Inc.	2,483	54,651
Benchmark Electronics Inc. (a)	15,476	293,580
BigBand Networks Inc. (a)	10,744	27,397
Black Box Corp.	4,455	156,593
Blackbaud Inc.	11,211	305,388
Blackboard Inc. (a)	8,491	307,714
Blue Coat Systems Inc. (a)	10,420	293,427
Bottomline Technologies Inc. (a)	7,731	194,357
Brightpoint Inc. (a)	17,661	191,445
BroadSoft Inc. (a)	1,800	85,842
Brooks Automation Inc. (a)	16,449	225,845
Cabot Microelectronics Corp. (a)	5,961	311,462
CACI International Inc. (a)	7,592	465,541
Calix Inc. (a)	2,820	57,274
Cardtronics Inc. (a)	6,800	138,380
Cass Information Systems Inc.	2,055	80,741
Cavium Networks Inc. (a)	11,637	522,850
CDC Corp. Class A (a)	8,330	21,242
CEVA Inc. (a)	5,500	147,015

22	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Checkpoint Systems Inc. (a)	9,715	$218,393
Ciber Inc. (a)	14,343	96,098
Cirrus Logic Inc. (a)	17,397	365,859
Cognex Corp.	9,761	275,748
Coherent Inc. (a)	6,300	366,093
Cohu Inc.	6,008	92,283
Commvault Systems Inc. (a)	10,588	422,249
Computer Task Group Inc. (a)	3,600	47,844
comScore Inc. (a)	5,528	163,131
Comtech Telecommunications Corp.	7,297	198,332
Comverge Inc. (a)	5,728	26,692
Concur Technologies Inc. (a)	10,049	557,217
Conexant Systems Inc. (a)	20,115	47,874
Constant Contact Inc. (a)	7,200	251,280
Convio Inc. (a)	1,935	22,465
Cray Inc. (a)	8,422	54,322
CSG Systems International Inc. (a)	8,665	172,780
CTS Corp.	8,641	93,323
Cymer Inc. (a)	7,676	434,308
Daktronics Inc.	8,552	91,934
DDi Corp.	3,300	34,881
DealerTrack Holdings Inc. (a)	10,241	235,133
Deltek Inc. (a)	4,405	33,478
Demand Media Inc. (a)	1,933	45,522
DemandTec Inc. (a)	5,100	67,116
DG FastChannel Inc. (a)	6,197	199,667
Dice Holdings Inc. (a)	4,018	60,712
Digi International Inc. (a)	6,080	64,205
Digimarc Corp. (a)	1,781	51,471
Digital River Inc. (a)	9,978	373,477
Diodes Inc. (a)	8,346	284,265
DSP Group Inc. (a)	5,824	44,845
DTS Inc. (a)	4,184	195,100
EarthLink Inc.	26,540	207,808
Ebix Inc. (a)	7,539	178,297
Echelon Corp. (a)	8,344	84,525
Echo Global Logistics Inc. (a)	2,800	36,764
Electro Rent Corp.	3,806	65,387
Electro Scientific Industries Inc. (a)	7,038	122,180
Electronics for Imaging Inc. (a)	11,308	166,341
EMS Technologies Inc. (a)	3,839	75,456
Emulex Corp. (a)	21,880	233,460
Energy Conversion Devices Inc. (a)	11,814	26,700
Entegris Inc. (a)	32,813	287,770
Entropic Communications Inc. (a)	15,900	134,355
Envestnet Inc. (a)	900	12,096
Epicor Software Corp. (a)	12,114	134,102
EPIQ Systems Inc.	8,190	117,608
ePlus Inc. (a)	1,118	29,750
Euronet Worldwide Inc. (a)	12,297	237,701
Evergreen Solar Inc. (a)	8,045	10,861
Exar Corp. (a)	8,967	53,981
Exlservice Holdings Inc. (a)	3,664	77,494
Extreme Networks Inc. (a)	22,764	79,674
Fabrinet (a)	2,428	48,948

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Fair Isaac Corp.	10,402	$328,807
FalconStor Software Inc. (a)	8,816	40,113
FARO Technologies Inc. (a)	3,849	153,960
FEI Co. (a)	9,686	326,612
Finisar Corp. (a)	22,167	545,308
Formfactor Inc. (a)	12,443	128,163
Forrester Research Inc.	3,852	147,493
Fortinet Inc. (a)	10,920	480,480
FSI International Inc. (a)	10,784	47,234
Gerber Scientific Inc. (a)	6,434	60,222
Global Cash Access Holdings Inc. (a)	12,537	40,996
Globecomm Systems Inc. (a)	5,200	64,116
GSI Commerce Inc. (a)	16,544	484,243
GSI Technology Inc. (a)	4,300	39,087
GT Solar International Inc. (a)	15,500	165,230
Guidance Software Inc. (a)	3,644	30,537
Hackett Group Inc., The (a)	8,094	31,081
Harmonic Inc. (a)	27,110	254,292
Heartland Payment Systems Inc.	9,600	168,288
Hittite Microwave Corp. (a)	6,800	433,636
Hutchinson Technology Inc. (a)	5,761	16,246
Hypercom Corp. (a)	11,541	138,838
iGate Corp.	5,826	109,354
Ikanos Communications Inc. (a)	9,706	11,065
Imation Corp. (a)	7,659	85,321
Immersion Corp. (a)	7,200	55,008
Infinera Corp. (a)	22,121	185,595
InfoSpace Inc. (a)	8,720	75,515
Inphi Corp. (a)	1,437	30,191
Insight Enterprises Inc. (a)	11,548	196,662
Integral Systems Inc. (a)	4,406	53,621
Integrated Device Technology Inc. (a)	37,303	274,923
Integrated Silicon Solution Inc. (a)	6,439	59,690
Interactive Intelligence Inc. (a)	3,111	120,427
InterDigital Inc.	10,992	524,428
Intermec Inc. (a)	12,204	131,681
Internap Network Services Corp. (a)	12,990	85,344
Intevac Inc. (a)	5,632	70,006
Intralinks Holdings Inc. (a)	2,733	73,080
IPG Photonics Corp. (a)	6,326	364,884
Ixia (a)	8,399	133,376
IXYS Corp. (a)	6,314	84,797
j2 Global Communications Inc. (a)	11,290	333,168
Jack Henry & Associates Inc.	21,514	729,109
JDA Software Group Inc. (a)	10,882	329,289
Kenexa Corp. (a)	5,800	160,022
Keynote Systems Inc.	2,890	53,610
KIT Digital Inc. (a)	6,945	83,618
Knot Inc., The (a)	7,700	92,785
Kopin Corp. (a)	17,100	78,489
Kulicke & Soffa Industries Inc. (a)	17,182	160,652
KVH Industries Inc. (a)	3,400	51,408
L-1 Identity Solutions Inc. (a)	19,247	226,730
Lattice Semiconductor Corp. (a)	29,593	174,599
Lawson Software Inc. (a)	34,480	417,208

See accompanying notes to schedules of investments.	23

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Limelight Networks Inc. (a)	10,879	$77,894
Lionbridge Technologies Inc. (a)	14,200	48,706
Liquidity Services Inc. (a)	3,900	69,654
Littelfuse Inc.	5,537	316,163
LivePerson Inc. (a)	10,600	133,984
Local.com Corp. (a)	4,233	16,466
LogMeIn Inc. (a)	3,870	163,159
LoopNet Inc. (a)	4,100	58,015
Loral Space & Communications Inc. (a)	2,600	201,630
LTX-Credence Corp. (a)	12,296	112,262
Magma Design Automation Inc. (a)	15,870	108,233
Manhattan Associates Inc. (a)	5,405	176,852
ManTech International Corp. (a)	5,555	235,532
Marchex Inc. Class B	4,466	35,147
Mattson Technology Inc. (a)	12,335	30,097
MAXIMUS Inc.	4,299	348,950
MaxLinear Inc. Class A (a)	1,686	13,775
Maxwell Technologies Inc. (a)	6,400	110,528
Measurement Specialties Inc. (a)	3,700	126,022
Mediamind Techologies Inc. (a)	1,100	15,191
Mentor Graphics Corp. (a)	26,156	382,662
Mercury Computer Systems Inc. (a)	6,178	130,726
Meru Networks Inc. (a)	1,370	27,825
Methode Electronics Inc.	9,667	116,777
Micrel Inc.	12,195	164,389
Microsemi Corp. (a)	20,961	434,102
MicroStrategy Inc. (a)	2,025	272,322
Microvision Inc. (a)	22,022	29,069
Mindspeed Technologies Inc. (a)	7,951	67,265
MIPS Technologies Inc. (a)	12,120	127,139
MKS Instruments Inc. (a)	12,578	418,847
ModusLink Global Solutions Inc. (a)	10,095	55,119
MoneyGram International Inc. (a)	20,500	70,315
Monolithic Power Systems Inc. (a)	7,803	110,725
Monotype Imaging Holdings Inc. (a)	5,400	78,300
MoSys Inc. (a)	8,882	53,381
Motricity Inc. (a)	1,200	18,036
Move Inc. (a)	39,408	94,185
MTS Systems Corp.	3,670	167,168
Multi-Fineline Electronix Inc. (a)	2,534	71,509
Nanometrics Inc. (a)	4,504	81,477
NCI Inc. (a)	1,700	41,429
Netgear Inc. (a)	8,748	283,785
Netlogic Microsystems Inc. (a)	15,573	654,377
NetScout Systems Inc. (a)	7,800	213,096
NetSuite Inc. (a)	4,700	136,676
Network Engines Inc. (a)	9,094	18,461
Network Equipment Technologies Inc. (a)	7,100	26,767
Newport Corp. (a)	9,418	167,923
NIC Inc.	14,106	175,761
Novatel Wireless Inc. (a)	7,780	42,479
NVE Corp. (a)	1,200	67,608
Oclaro Inc. (a)	12,466	143,484
Omnivision Technologies Inc. (a)	13,745	488,360
Online Resources Corp. (a)	6,818	25,772

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
OpenTable Inc. (a)	4,000	$425,400
Openwave Systems Inc. (a)	21,400	45,796
Oplink Communications Inc. (a)	4,545	88,582
OPNET Technologies Inc.	3,200	124,768
OpNext Inc. (a)	12,772	31,036
OSI Systems Inc. (a)	3,965	148,806
Parametric Technology Corp. (a)	28,744	646,453
Park Electrochemical Corp.	5,188	167,313
PC Connection Inc. (a)	2,020	17,897
PC-Tel Inc. (a)	4,458	34,193
PDF Solutions Inc. (a)	6,063	40,319
Pegasystems Inc.	3,940	149,484
Perficient Inc. (a)	4,900	58,849
Pericom Semiconductor Corp. (a)	6,609	68,535
Photronics Inc. (a)	13,272	119,050
Plantronics Inc.	12,096	442,956
Plexus Corp. (a)	9,940	348,496
PLX Technology Inc. (a)	9,111	33,255
Power Integrations Inc.	6,089	233,391
Power-One Inc. (a)	17,418	152,408
Powerwave Technologies Inc. (a)	41,967	189,271
Presstek Inc. (a)	7,006	14,572
Progress Software Corp. (a)	16,675	485,076
PROS Holdings Inc. (a)	5,100	74,307
Pulse Electronics Corp.	10,480	63,404
QAD Inc. Class A (a)	1,458	15,703
QLIK Technologies Inc. (a)	3,324	86,424
Quantum Corp. (a)	52,395	132,035
Quest Software Inc. (a)	14,973	380,164
QuinStreet Inc. (a)	2,698	61,326
Rackspace Hosting Inc. (a)	24,335	1,042,755
Radiant Systems Inc. (a)	8,114	143,618
Radisys Corp. (a)	6,429	55,675
RealD Inc. (a)	3,598	98,441
RealNetworks Inc. (a)	21,479	79,902
RealPage Inc. (a)	3,916	108,591
Renaissance Learning Inc.	3,392	39,856
RF Micro Devices Inc. (a)	67,298	431,380
Richardson Electronics Ltd.	3,533	46,565
RightNow Technologies Inc. (a)	5,594	175,092
Rimage Corp. (a)	2,297	37,097
Riverbed Technology Inc. (a)	33,270	1,252,616
Rofin-Sinar Technologies Inc. (a)	6,834	269,943
Rogers Corp. (a)	3,965	178,663
Rosetta Stone Inc. (a)	2,689	35,522
Rubicon Technology Inc. (a)	4,200	116,256
Rudolph Technologies Inc. (a)	7,917	86,612
S1 Corp. (a)	13,272	88,657
Saba Software Inc. (a)	7,800	76,518
Sanmina-SCI Corp. (a)	19,926	223,370
Sapient Corp.	26,008	297,792
SAVVIS Inc. (a)	9,300	344,937
ScanSource Inc. (a)	6,678	253,697
SeaChange International Inc. (a)	6,200	58,900
Semtech Corp. (a)	15,522	388,360

24	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ShoreTel Inc. (a)	11,239	$92,497
Sigma Designs Inc. (a)	7,596	98,368
Silicon Graphics International Corp. (a)	7,700	164,780
Silicon Image Inc. (a)	19,173	171,982
Smart Modular Technologies (WWH) Inc. (a)	13,225	102,758
Smith Micro Software Inc. (a)	7,300	68,328
SolarWinds Inc. (a)	8,800	206,448
Sonus Networks Inc. (a)	52,506	197,423
Sourcefire Inc. (a)	6,900	189,819
Spansion Inc. Class A (a)	3,669	68,500
Spectrum Control Inc. (a)	3,100	61,008
SPS Commerce Inc. (a)	1,406	21,807
SRA International Inc. (a)	10,452	296,419
SRS Labs Inc. (a)	2,700	23,058
SS&C Technologies Holdings Inc. (a)	3,317	67,733
Stamps.com Inc.	3,028	40,424
Standard Microsystems Corp. (a)	5,632	138,885
STEC Inc. (a)	10,200	204,918
Stratasys Inc. (a)	5,214	245,058
SuccessFactors Inc. (a)	16,805	656,907
Super Micro Computer Inc. (a)	5,907	94,748
Supertex Inc. (a)	2,180	48,570
Support.com Inc. (a)	11,300	58,647
Sycamore Networks Inc.	4,927	120,367
Symmetricom Inc. (a)	11,346	69,551
Synaptics Inc. (a)	8,524	230,318
Synchronoss Technologies Inc. (a)	5,700	198,075
SYNNEX Corp. (a)	5,605	183,452
Syntel Inc.	3,258	170,165
Take-Two Interactive Software Inc. (a)	17,600	270,512
Taleo Corp. (a)	9,733	346,981
TechTarget (a)	4,426	39,436
Tekelec (a)	16,819	136,570
TeleCommunication Systems Inc. Class A (a)	12,300	50,676
TeleNav Inc. (a)	2,208	26,209
TeleTech Holdings Inc. (a)	7,505	145,447
Terremark Worldwide Inc. (a)	14,593	277,267
TESSCO Technologies Inc.	1,315	15,122
Tessera Technologies Inc. (a)	12,872	235,043
THQ Inc. (a)	17,309	78,929
TIBCO Software Inc. (a)	41,402	1,128,204
Tier Technologies Inc. Class B (a)	4,300	23,650
TiVo Inc. (a)	28,240	247,382
TNS Inc. (a)	6,315	98,325
Travelzoo Inc. (a)	1,300	86,567
Trident Microsystems Inc. (a)	16,084	18,497
TriQuint Semiconductor Inc. (a)	38,241	493,691
TTM Technologies Inc. (a)	19,660	357,026
Tyler Technologies Inc. (a)	6,990	165,733
Ultimate Software Group Inc. (a)	6,233	366,189
Ultra Clean Holdings Inc. (a)	5,323	55,040
Ultratech Inc. (a)	6,079	178,723
Unisys Corp. (a)	10,679	333,398
United Online Inc.	21,456	135,280

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Universal Display Corp. (a)	8,798	$484,242
UTStarcom Inc. (a)	28,543	67,076
ValueClick Inc. (a)	20,164	291,571
VASCO Data Security International Inc. (a)	6,902	94,764
Veeco Instruments Inc. (a)	10,102	513,586
VeriFone Systems Inc. (a)	21,400	1,175,930
ViaSat Inc. (a)	8,299	330,632
Viasystems Group Inc. (a)	1,056	28,818
Virnetx Holding Corp.	9,127	181,719
Virtusa Corp. (a)	3,400	63,682
Vocus Inc. (a)	4,300	111,198
Volterra Semiconductor Corp. (a)	5,921	147,018
Wave Systems Corp. Class A (a)	20,279	63,473
Websense Inc. (a)	10,802	248,122
Wright Express Corp. (a)	9,698	502,744
X-Rite Inc. (a)	8,400	39,900
Xyratex Ltd. (a)	7,527	84,152
Zix Corp. (a)	13,400	49,312
Zoran Corp. (a)	13,294	138,125
Zygo Corp. (a)	4,700	68,720

		61,054,101

Materials (5.71%)
A. Schulman Inc.	7,745	191,456
AEP Industries Inc. (a)	900	26,748
Allied Nevada Gold Corp. (a)	18,685	662,944
AM Castle & Co. (a)	4,189	79,088
AMCOL International Corp.	6,044	217,463
American Vanguard Corp.	5,013	43,513
Arch Chemicals Inc.	5,682	236,314
Balchem Corp.	6,888	258,438
Boise Inc.	17,696	162,095
Buckeye Technologies Inc.	9,680	263,586
Calgon Carbon Corp. (a)	14,052	223,146
Capital Gold Corp. (a)	15,193	97,691
Century Aluminum Co. (a)	15,900	297,012
Clearwater Paper Corp. (a)	2,838	231,013
Coeur d’Alene Mines Corp. (a)	21,788	757,787
Deltic Timber Corp.	2,730	182,473
Ferro Corp. (a)	21,217	351,990
General Moly Inc. (a)	16,300	87,694
Georgia Gulf Corp. (a)	8,480	313,760
Globe Specialty Metals Inc.	15,205	346,066
Golden Star Resources Ltd. (a)	64,808	192,480
Graham Packaging Co Inc. (a)	4,063	70,818
Graphic Packaging Holding Co. (a)	28,660	155,337
Hawkins Inc.	2,165	88,938
Haynes International Inc.	3,100	171,895
HB Fuller Co.	11,954	256,772
Headwaters Inc. (a)	14,620	86,258
Hecla Mining Co. (a)	69,079	627,237
Horsehead Holding Corp. (a)	10,929	186,339
Innophos Holdings Inc.	5,400	248,994
Jaguar Mining Inc. (a)	21,255	110,951

See accompanying notes to schedules of investments.	25

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Kaiser Aluminum Corp.	3,700	$182,225
Kapstone Paper and Packaging Corp. (a)	9,673	166,085
KMG Chemicals Inc.	1,601	31,476
Koppers Holdings Inc.	5,119	218,581
Kraton Performance Polymers Inc. (a)	2,614	99,986
Landec Corp. (a)	6,700	43,550
Louisiana-Pacific Corp. (a)	31,710	332,955
LSB Industries Inc. (a)	4,400	174,416
Materion Corp. (a)	5,152	210,202
Metals USA Holdings Corp. (a)	2,796	45,771
Minerals Technologies Inc.	4,609	315,809
Molycorp Inc. (a)	6,371	382,387
Myers Industries Inc.	9,145	90,810
Neenah Paper Inc.	3,553	78,059
NewMarket Corp.	2,371	375,140
NL Industries Inc.	1,843	27,369
Noranda Aluminum Holding Corp. (a)	3,804	61,054
Olin Corp.	19,810	454,045
Olympic Steel Inc.	2,300	75,463
OM Group Inc. (a)	7,691	281,029
Omnova Solutions Inc. (a)	10,758	84,665
P. H. Glatfelter Co.	11,596	154,459
PolyOne Corp.	23,048	327,512
Quaker Chemical Corp.	2,800	112,476
Rock-Tenn Co. Class A	9,722	674,221
Rockwood Holdings Inc. (a)	13,125	646,012
RTI International Metals Inc. (a)	7,574	235,930
Schweitzer-Mauduit International Inc.	4,631	234,375
Senomyx Inc. (a)	9,852	59,506
Sensient Technologies Corp.	12,353	442,732
Silgan Holdings Inc.	12,162	463,859
Solutia Inc. (a)	30,190	766,826
Spartech Corp. (a)	7,804	56,579
Stepan Co.	2,051	148,698
Stillwater Mining Co. (a)	10,899	249,914
STR Holdings Inc. (a)	7,185	137,808
Texas Industries Inc.	5,227	236,417
Thompson Creek Metals
Company Inc. (a)	40,691	510,265
TPC Group Inc. (a)	2,009	58,000
U.S. Energy Corp. (a)	6,598	41,303
United States Lime & Minerals Inc. (a)	800	32,408
Universal Stainless & Alloy Products Inc. (a)	1,624	54,778
US Gold Corp. (a)	22,100	195,143
Verso Paper Corp. (a)	2,478	13,257
Wausau Paper Corp.	12,526	95,699
Westlake Chemical Corp.	5,000	281,000
Worthington Industries Inc.	13,796	288,612
WR Grace & Co. (a)	18,287	700,209
Zep Inc.	5,331	92,813
Zoltek Companies Inc. (a)	7,105	95,421

		18,363,605

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (0.77%)
AboveNet Inc.	5,694	$369,313
Alaska Communications Systems Group Inc.	11,279	120,121
Atlantic Tele-Network Inc.	2,249	83,640
Cbeyond Inc. (a)	6,400	74,688
Cincinnati Bell Inc. (a)	50,085	134,228
Cogent Communications Group Inc. (a)	11,400	162,678
Consolidated Communications Holdings Inc.	6,008	112,530
FiberTower Corp. (a)	11,567	23,250
General Communication Inc. Class A (a)	9,882	108,109
Global Crossing Ltd. (a)	7,300	101,616
Globalstar Inc. (a)	17,372	22,062
Hughes Communications Inc. (a)	2,300	137,241
ICO Global Communications Holdings Ltd. New (a)	24,046	64,203
IDT Corp. Class B	3,605	97,155
Iridium Communications Inc. (a)	8,383	66,813
Neutral Tandem Inc. (a)	8,000	118,000
NTELOS Holdings Corp.	7,100	130,711
PAETEC Holding Corp. (a)	31,326	104,629
Premiere Global Services Inc. (a)	15,540	118,415
Shenandoah Telecommunications Co.	6,038	109,046
USA Mobility Inc.	5,566	80,651
Vonage Holdings Corp. (a)	26,479	120,744

		2,459,843

Utilities (2.94%)
Allete Inc.	7,651	298,159
American DG Energy Inc. (a)	4,917	10,719
American States Water Co.	4,678	167,753
Artesian Resources Corp. Class A	1,686	32,860
Avista Corp.	13,606	314,707
Black Hills Corp.	9,889	330,688
Cadiz Inc. (a)	3,002	36,594
California Water Service Group	5,004	185,999
Central Vermont Public Service Corp.	3,427	79,815
CH Energy Group Inc.	4,026	203,474
Chesapeake Utilities Corp.	2,308	96,059
Cleco Corp.	15,280	523,951
Connecticut Water Service Inc.	2,224	58,602
Consolidated Water Co. Ltd.	3,594	39,175
Dynegy Inc. (a)	25,666	146,040
El Paso Electric Co. (a)	10,932	332,333
Empire District Electric Co., The	9,830	214,196
Idacorp Inc.	12,055	459,296
Laclede Group Inc., The	5,588	212,903
MGE Energy Inc.	5,859	237,231
Middlesex Water Co.	3,953	71,905
New Jersey Resources Corp.	10,176	437,059
Nicor Inc.	11,288	606,166
Northwest Natural Gas Co.	6,575	303,305
NorthWestern Corp.	9,111	276,063

26	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Otter Tail Corp.	8,691	$197,546
Piedmont Natural Gas Company Inc.	18,005	546,452
PNM Resources Inc.	21,370	318,840
Portland General Electric Co.	18,537	440,624
SJW Corp.	3,348	77,506
South Jersey Industries Inc.	7,398	414,066
Southwest Gas Corp.	11,424	445,193
UIL Holdings Corp.	12,537	382,629
Unisource Energy Corp.	9,111	329,180
Unitil Corp.	2,623	61,798
WGL Holdings Inc.	12,752	497,328
York Water Co.	3,000	52,231

		9,438,445

Total Common Stocks
(cost $255,466,194)		313,691,278

Registered Investment Companies (1.00%)
Financials (1.00%)
American Capital Ltd. (a)	84,400	835,558
Apollo Investment Corp.	48,429	584,054
Arlington Asset Investment Corp. Class A	1,737	52,874
BlackRock Kelso Capital Corp.	17,710	179,402
Capital Southwest Corp.	757	69,288
Fifth Street Finance Corp.	16,542	220,836
Gladstone Capital Corp.	5,050	57,116
Gladstone Investment Corp.	5,110	39,654
Golub Capital BDC LLC Inc.	1,851	29,209
Harris & Harris Group Inc. (a)	6,600	35,508
Hercules Technology Growth Capital Inc.	9,048	99,528
Kayne Anderson Energy Development Co.	2,600	50,856
Main Street Capital Corp.	3,800	70,110
MCG Capital Corp.	18,458	119,977
Medallion Financial Corp.	3,600	31,644
MVC Capital Inc.	5,754	78,945
NGP Capital Resources Co.	5,276	50,861
PennantPark Investment Corp.	10,990	131,001
Prospect Capital Corp.	21,076	257,338
Solar Capital Ltd.	1,400	33,432
THL Credit Inc.	2,262	30,922
TICC Capital Corp.	8,400	91,308
Triangle Capital Corp.	3,757	67,851

		3,217,272

Total Registered Investment Companies
(cost $2,947,308)		3,217,272

	Shares	Value
Short-term Investments (2.12%)
JPMorgan U.S. Government Money Market Fund	6,137,171	$6,137,171

	Principal amount	Value
U.S. Treasury Bill (c)
0.122%, 05/05/2011	$680,000	$679,970

Total Short-term Investments
(cost $6,817,061)		6,817,141

TOTAL INVESTMENTS (100.66%)
(cost $265,230,563)		323,725,691
LIABILITIES, NET OF OTHER ASSETS (-0.66%)		(2,122,175)

NET ASSETS (100.00%)		$321,603,516

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2011, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	27

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (97.67%)
Australia (8.66%)
AGL Energy Ltd.	8,679	$128,463
Alumina Ltd.	46,649	118,698
Amcor Ltd.	23,441	171,178
AMP Ltd.	53,441	300,154
Asciano Ltd.	57,275	103,082
ASX Ltd.	3,342	118,983
Australia & New Zealand Banking Group Ltd.	49,014	1,207,110
Bendigo and Adelaide Bank Ltd.	7,024	69,238
BGP Holdings PLC (a) (b)	183,756	0
BHP Billiton Ltd.	64,088	3,086,435
Billabong International Ltd.	3,939	30,761
BlueScope Steel Ltd.	35,892	73,322
Boral Ltd.	13,782	71,277
Brambles Ltd.	27,281	199,784
Caltex Australia Ltd.	2,519	40,646
CFS Retail Property Trust	40,689	77,439
Coca-Cola Amatil Ltd.	10,924	132,653
Cochlear Ltd.	1,111	95,369
Commonwealth Bank of Australia	29,588	1,603,667
Computershare Ltd.	8,717	83,492
Crown Ltd.	8,609	72,573
CSL Ltd.	10,457	386,463
CSR Ltd.	9,476	32,149
Dexus Property Group	89,968	79,100
Fairfax Media Ltd.	39,734	53,018
Fortescue Metals Group Ltd.	24,374	161,604
Foster’s Group Ltd.	36,946	218,590
Goodman Fielder Ltd.	25,344	32,244
Goodman Group	123,846	87,749
GPT Group	33,723	109,528
Harvey Norman Holdings Ltd.	10,827	33,597
Incitec Pivot Ltd.	30,761	137,770
Insurance Australia Group Ltd.	40,057	148,744
James Hardie Industries SE CDI (a)	8,492	53,581
Leighton Holdings Ltd.	2,610	79,613
Lend Lease Corp. Ltd.	10,770	101,039
Macarthur Coal Ltd.	3,372	40,459
Macquarie Group Ltd.	6,558	248,268
MAP Group	5,823	18,310
Metcash Ltd.	14,152	60,895
Mirvac Group	66,941	86,204
National Australia Bank Ltd.	40,879	1,093,020
Newcrest Mining Ltd.	14,358	591,375
Onesteel Ltd.	26,354	66,513
Orica Ltd.	6,810	185,748
Origin Energy Ltd.	20,402	342,287
OZ Minerals Ltd.	58,903	97,177
Paladin Energy Ltd. (a)	12,671	47,314
Qantas Airways Ltd. (a)	21,256	47,930
QBE Insurance Group Ltd.	19,965	364,900
QR National Ltd. (a)	32,682	113,245
Ramsay Health Care Ltd.	2,424	47,864
Rio Tinto Ltd.	8,265	724,519
Santos Ltd.	15,852	254,966
Sims Metal Management Ltd.	3,177	57,540

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	7,081	$87,744
SP Ausnet	28,464	25,909
Stockland	45,643	175,152
Suncorp Group Ltd.	24,550	215,335
Tabcorp Holding Ltd.	13,007	100,769
Tatts Group Ltd.	24,766	59,943
Telstra Corp. Ltd.	82,588	240,898
Toll Holdings Ltd.	12,395	76,027
Transurban Group	24,693	137,156
Wesfarmers Ltd.	19,228	632,056
Wesfarmers Ltd. PPS	2,984	99,354
Westfield Group	41,098	397,041
Westfield Retail Trust	55,498	150,399
Westpac Banking Corp.	56,939	1,432,911
Woodside Petroleum Ltd.	11,938	577,890
Woolworths Ltd.	23,154	643,758
WorleyParsons Ltd.	3,592	115,101

		19,155,090

Austria (0.33%)
Erste Group Bank AG	3,666	184,984
Immoeast Interim Shares (a) (b)	8,216	0
Immofinanz AG (a)	19,528	88,173
Immofinanz AG Interim Shares (a) (b)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,318	58,558
OMV AG	2,865	129,482
Raiffeisen Bank International AG	709	39,348
Telekom Austria AG	6,495	94,993
Vienna Insurance Group AG Wiener Versicherung Gruppe	730	41,693
VoestAlpine AG	2,208	103,670

		740,901

Belgium (0.91%)
Ageas	42,227	119,987
Anheuser-Busch InBev NV	13,835	788,100
Bekaert NV	685	78,138
Belgacom SA	2,887	111,840
Colruyt SA	1,397	73,570
Compagnie Nationale a Portefeuille	525	36,141
Delhaize Group	1,964	159,905
Dexia SA (a)	10,892	42,419
Groupe Bruxelles Lambert SA	1,544	144,178
KBC GROEP NV (a)	3,112	117,028
Mobistar SA	491	34,041
Solvay SA	1,132	134,101
UCB SA	1,993	75,682
Umicore SA	2,161	107,175

		2,022,305

Denmark (1.08%)
A P Moller-Maersk A/S Class A	10	91,899
A P Moller-Maersk A/S Class B	25	235,165

28	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Carlsberg A/S Class B	2,046	$220,303
Coloplast A/S Class B	423	61,265
Danske Bank A/S (a)	8,645	191,428
Danske Bank A/S New (a)	2,978	66,509
DSV A/S	3,960	97,773
Novo Nordisk A/S Class B	7,984	1,003,084
Novozymes A/S B Shares	882	135,036
Pandora A/S (a)	1,127	57,515
Tryg A/S	462	27,169
Vestas Wind Systems A/S (a)	3,873	167,988
William Demant Holding A/S (a)	420	36,371

		2,391,505

Finland (1.07%)
Elisa OYJ	2,608	57,400
Fortum OYJ	8,424	286,046
Kesko OYJ	1,244	58,179
Kone Corp. OYJ Class B	2,981	171,522
Metso OYJ	2,422	130,227
Neste Oil OYJ	2,575	53,097
Nokia OYJ	71,022	607,437
Nokian Renkaat OYJ	2,041	86,862
Orion OYJ Class B	1,774	43,042
Outokumpu OYJ	2,625	45,460
Pohjola Bank PLC	2,708	36,919
Rautaruukki OYJ	1,714	41,100
Sampo OYJ A Shares	7,973	254,348
Sanoma OYJ	1,601	36,235
Stora Enso OYJ R Shares	11,310	134,720
UPM-Kymmene OYJ	9,966	210,727
Wartsila OYJ Class B	3,030	118,303

		2,371,624

France (9.72%)
Accor SA	2,885	129,631
Aeroports de Paris (ADP)	553	50,941
Air France-KLM (a)	2,563	42,679
Air Liquide SA	5,413	719,261
Alcatel-Lucent (a)	44,310	254,387
Alstom SA	3,970	234,757
Atos Origin SA (a)	891	52,245
AXA SA	32,824	685,910
bioMerieux	221	23,180
BNP Paribas	18,295	1,338,127
Bouygues SA	4,411	211,824
Bureau Veritas SA	958	75,242
Cap Gemini SA	2,819	163,739
Carrefour SA	11,311	500,775
Casino Guichard Perrachon SA	1,034	97,873
Christian Dior SA	1,219	171,599
Cie Generale des Etablissements Michelin Class B	3,353	283,211
CNP Assurances	2,948	62,585
Compagnie de Saint-Gobain	7,612	466,084
Compagnie Generale de Geophysique-Veritas (a)	2,735	98,626

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Credit Agricole SA	18,288	$300,127
DANONE SA	11,056	722,242
Dassault Systemes SA	1,150	88,383
Edenred (a)	2,885	87,067
Eiffage SA	792	47,579
Electricite de France	4,933	204,278
Eramet	97	35,852
Essilor International SA	3,858	286,500
Eurazeo	568	44,418
European Aeronautic Defence and Space Co. NV (a)	7,836	228,100
Eutelsat Communications	1,935	77,291
Fonciere des Regions	484	51,575
France Telecom SA	35,325	791,489
GDF Suez	23,625	962,588
Gecina SA	370	51,031
Groupe Eurotunnel SA	9,400	100,006
ICADE	451	55,658
Iliad SA	316	37,887
Imerys SA	761	55,790
JC Decaux SA (a)	1,333	44,735
Klepierre	1,709	69,366
Lafarge SA	3,824	238,534
Lagardere SCA	2,310	98,621
Legrand SA	3,080	128,134
L’Oreal SA	4,561	531,328
LVMH Moet Hennessy Louis Vuitton SA	4,676	740,216
M6 Metropole Television SA	1,286	33,607
Natixis (a)	16,715	94,541
Neopost SA	631	55,274
PagesJaunes Groupe	2,658	26,621
Pernod Ricard SA	3,626	338,645
Peugeot SA (a)	2,951	116,598
PPR SA	1,452	222,548
Publicis Groupe	2,261	126,810
Renault SA (a)	3,668	202,785
Safran SA	3,239	114,482
Sanofi-Aventis	20,037	1,404,913
Schneider Electric SA	4,602	786,547
SCOR SE	3,304	89,973
SES FDR	5,855	150,811
Societe BIC SA	498	44,266
Societe Generale	12,110	786,891
Societe Television Francaise 1	2,151	39,492
Sodexo	1,805	131,816
STMicroelectronics NV	12,436	154,036
Suez Environnement Co.	5,183	107,242
Technip SA	1,885	201,024
Thales SA	1,680	67,010
Total SA	40,332	2,455,243
Unibail-Rodamco SE	1,758	380,816
Vallourec SA	2,036	228,410
Veolia Environnement	6,766	210,378
Vinci SA	8,426	526,553
Vivendi	23,630	674,792

		21,513,595

See accompanying notes to schedules of investments.	29

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (7.95%)
Adidas AG	4,002	$252,132
Allianz SE Reg.	8,672	1,217,074
Axel Springer AG	223	36,044
BASF SE	17,547	1,517,670
Bayer AG	15,776	1,221,624
Bayerische Motoren Werke (BMW) AG	6,326	526,706
Beiersdorf AG	1,878	114,618
Brenntag AG (a)	405	44,976
Celesio AG	1,452	35,661
Commerzbank AG (a)	14,046	109,463
Continental AG (a)	969	87,436
Daimler AG Registered Shares (a)	17,222	1,216,689
Deutsche Bank AG Reg.	17,720	1,041,803
Deutsche Boerse AG	3,726	282,770
Deutsche Lufthansa AG Reg. (a)	4,325	91,665
Deutsche Post AG	16,133	290,826
Deutsche Telekom AG	53,724	827,613
E.On AG	34,338	1,048,705
Fraport AG	731	53,570
Fresenius Medical Care AG & Co. KGaA	3,662	245,944
Fresenius SE & Co. KGaA	2,121	196,194
GEA Group AG	3,165	104,242
Hannover Rueckversicherung AG Reg.	1,196	65,299
HeidelbergCement AG	2,695	188,237
Henkel AG & Co. KGaA	2,455	128,262
Hochtief AG	815	87,666
Infineon Technologies AG	20,764	212,902
K+S Group AG	2,730	206,099
Kabel Deutschland Holding AG (a)	771	40,866
Lanxess AG	1,476	110,404
Linde AG	3,243	512,222
MAN AG	2,037	254,042
Merck KGaA	1,229	110,914
Metro AG	2,527	172,671
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,606	567,257
Porsche Automobil Holding SE Rights (a)	1,700	14,737
Puma AG Rudolf Dassler Sport	98	28,742
QIAGEN NV (a)	4,488	89,650
RWE AG	7,871	501,351
Salzgitter AG	848	66,939
SAP AG	16,423	1,005,466
Siemens AG Reg.	15,712	2,153,445
Suedzucker AG	1,382	38,545
ThyssenKrupp AG	6,066	247,844
TUI AG (a)	2,691	32,161
United Internet AG Reg.	2,199	39,579
Volkswagen AG	581	89,173
Wacker Chemie AG	301	67,698

		17,595,596

Greece (0.27%)
Alpha Bank AE (a)	9,983	64,373

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Bank of Cyprus Public Co. Ltd.	16,344	$59,297
Coca-Cola Hellenic Bottling Co. SA	3,442	92,438
EFG Eurobank Ergasias (a)	6,342	39,547
Hellenic Telecommunications Organization SA	4,860	54,274
National Bank of Greece SA (a)	18,232	162,265
OPAP SA	4,278	91,609
Public Power Corp. SA	2,317	40,323

		604,126

Hong Kong (2.73%)
AIA Group Ltd. (a)	149,000	458,766
ASM Pacific Technology Ltd.	4,000	50,215
Bank of East Asia Ltd.	30,009	127,504
BOC Hong Kong Holdings Ltd.	71,500	233,016
Cathay Pacific Airways Ltd.	20,494	49,110
Cheung Kong Holdings Ltd.	26,364	429,766
Cheung Kong Infrastructure Holdings Ltd.	9,175	43,348
CLP Holdings Ltd.	36,505	295,192
Esprit Holdings Ltd.	22,359	102,618
Foxconn International Holdings Ltd. (a)	42,000	25,216
Hang Lung Group Ltd.	16,000	99,042
Hang Lung Properties Ltd.	47,000	205,739
Hang Seng Bank Ltd.	14,743	238,055
Henderson Land Development Co. Ltd.	20,881	144,691
Hong Kong & China Gas Co. Ltd.	82,272	197,363
Hong Kong Exchanges & Clearing Ltd.	19,600	425,838
Hopewell Holdings Ltd.	12,000	36,022
Hutchison Whampoa Ltd.	39,700	470,058
Hysan Development Co. Ltd.	12,649	52,036
Kerry Properties Ltd.	13,657	68,298
Li & Fung Ltd.	52,620	269,576
Lifestyle International Holdings Ltd.	10,500	25,134
Link REIT, The	42,544	133,180
MTR Corp.	27,741	102,711
New World Development Co. Ltd.	48,868	86,320
NWS Holdings Ltd.	24,455	37,412
Orient Overseas International Ltd.	4,400	46,186
PCCW Ltd.	68,000	28,324
Power Assets Holdings Ltd.	25,982	173,691
Sands China Ltd. (a)	46,053	102,780
Shangri-La Asia Ltd.	28,283	73,084
Sino Land Co. Ltd.	49,507	87,958
SJM Holdings Ltd.	27,022	47,662
Sun Hung Kai Properties Ltd.	27,000	427,638
Swire Pacific Ltd. Class A	14,821	217,212
Wharf Holdings Ltd.	29,700	204,846
Wheelock and Co. Ltd.	18,000	67,570
Wing Hang Bank Ltd.	2,718	32,007
Wynn Macau Ltd.	29,936	83,706

30	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Yue Yuen Industrial Holdings Ltd.	14,000	$44,546

		6,043,436

Ireland (0.24%)
CRH PLC (Dublin)	13,472	308,917
Elan Corp. PLC (a)	9,533	65,592
Governor and Company of the Bank of Ireland, The (a) (b)	66,436	20,714
Kerry Group PLC Class A	2,652	98,734
Ryanair Holdings PLC	7,328	34,884

		528,841

Israel (0.74%)
Bank Hapoalim B.M. (a)	19,327	100,515
Bank Leumi Le-Israel	22,984	117,685
Bezeq The Israeli Telecommunication Corporation Ltd.	33,862	100,411
Cellcom Israel Ltd.	971	31,862
Delek Group Ltd.	78	21,112
Elbit Systems Ltd.	455	25,337
Israel Chemicals Ltd.	8,642	142,285
Israel Corporation Ltd., The (a)	45	53,919
Israel Discount Bank Class A (a)	10,851	22,881
Makhteshim-Agan Industries Ltd. (a)	4,697	24,846
Mizrahi Tefahot Bank Ltd.	2,374	26,808
NICE Systems Ltd. (a)	1,215	44,861
Partner Communications Company Ltd.	1,670	31,747
Teva Pharmaceutical Industries Ltd.	17,754	890,698

		1,634,967

Italy (2.85%)
A2A SpA	20,416	33,071
Assicurazioni Generali SpA	21,825	472,616
Atlantia SpA	5,776	132,363
Autogrill SpA (a)	2,144	30,187
Banca Carige SpA	10,512	24,894
Banca Monte Dei Paschi di Siena SpA (a)	43,130	53,820
Banco Popolare Societa Cooperativa	29,393	87,644
Enel Green Power SpA (a)	29,034	80,566
Enel SpA	124,614	785,530
Eni SpA	49,727	1,221,298
EXOR SpA	1,287	39,598
Fiat Industrial SpA (a)	14,725	211,395
Fiat SpA	14,506	131,365
Finmeccanica SpA	7,705	96,965
Intesa Sanpaolo	147,060	435,167
Intesa Sanpaolo RSP	18,229	48,181
Luxottica Group SpA	2,324	75,884
Mediaset SpA	14,001	88,972
Mediobanca SpA	8,906	91,128
Parmalat SpA	33,164	111,108
Pirelli & Co. SpA	4,268	37,501
Prysmian SpA	3,927	84,259

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Saipem SpA	5,059	$268,932
Snam Rete Gas SpA	27,921	156,933
Telecom Italia RNC SpA	116,518	156,708
Telecom Italia SpA	179,773	276,430
Tenaris SA	9,076	222,907
Terna - Rete Elettrica Nationale SpA	24,998	119,673
UBI Banca - Unione di Banche Italiane ScpA	11,446	97,814
UniCredit SpA	257,555	636,572

		6,309,481

Japan (19.89%)
77 Bank Ltd., The	7,000	35,177
ABC-Mart Inc.	500	18,183
Advantest Corp.	3,100	55,828
Aeon Co. Ltd.	11,800	136,754
Aeon Credit Service Co. Ltd.	1,700	23,401
Aeon Mall Co. Ltd.	1,600	34,354
Air Water Inc.	2,769	33,722
Aisin Seiki Co. Ltd.	3,700	128,464
Ajinomoto Co. Inc.	13,000	135,501
Alfresa Holdings Corp.	800	30,729
All Nippon Airways Co. Ltd.	17,000	50,685
Amada Co. Ltd.	7,000	58,403
Aozora Bank Ltd.	8,000	18,081
Asahi Breweries Ltd.	7,300	121,374
Asahi Glass Co. Ltd.	18,000	226,352
Asahi Kasei Corp.	24,000	161,866
ASICS Corp.	3,000	40,106
Astellas Pharma Inc.	8,498	314,665
Bank of Kyoto Ltd., The	6,000	53,090
Bank of Yokohama Ltd., The	23,000	109,221
Benesse Holdings Inc.	1,300	53,216
Bridgestone Corp.	12,400	259,836
Brother Industries Ltd.	4,700	69,048
Canon Inc.	21,700	944,386
Canon Marketing Japan Inc.	1,200	14,903
Casio Computer Co. Ltd.	4,800	37,971
Central Japan Railway Co.	29	229,755
Chiba Bank Ltd., The	15,000	84,035
Chiyoda Corp.	3,077	28,188
Chubu Electric Power Co. Inc.	12,400	275,787
Chugai Pharmaceutical Co. Ltd.	4,300	74,027
Chugoku Bank Ltd., The	3,000	34,047
Chugoku Electric Power Company Inc., The	5,900	109,091
Chuo Mitsui Trust Holdings Inc.	59,230	210,061
Citizen Holdings Co. Ltd.	4,800	27,641
Coca-Cola West Co. Ltd.	1,000	19,055
Cosmo Oil Co. Ltd.	11,000	34,251
Credit Saison Co. Ltd.	2,800	45,040
Dai Nippon Printing Co. Ltd.	11,000	133,962
Daicel Chemical Industries Ltd.	5,000	30,837
Daido Steel Co. Ltd.	5,000	28,432
Daihatsu Motor Co. Ltd.	4,000	58,283
Dai-ichi Life Insurance Company Ltd.	154	232,352

See accompanying notes to schedules of investments.	31

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Daiichi Sankyo Co. Ltd.	12,840	$247,909
Daikin Industries Ltd.	4,400	131,767
Dainippon Sumitomo Pharma Co. Ltd.	3,000	27,951
Daito Trust Construction Co. Ltd.	1,400	96,441
Daiwa House Industry Co. Ltd.	9,000	110,579
Daiwa Securities Group Inc.	32,000	146,958
DeNA Co. Ltd.	1,500	54,190
Denki Kagaku Kogyo KK	9,000	44,362
Denso Corp.	9,300	308,584
Dentsu Inc.	3,316	85,591
Dowa Holdings Co. Ltd.	5,200	32,383
East Japan Railway Co.	6,513	362,138
Eisai Co. Ltd.	4,800	172,195
Electric Power Development Co. Ltd.	2,300	70,842
Elpida Memory Inc. (a)	3,500	45,065
FamilyMart Co. Ltd.	1,200	45,083
Fanuc Corp.	3,700	560,026
Fast Retailing Co. Ltd.	1,000	125,150
Fuji Electric Holdings Co. Ltd.	12,000	37,942
Fuji Heavy Industries Ltd.	11,000	70,882
Fuji Media Holdings Inc.	8	11,195
FUJIFILM Holdings Corp.	8,500	263,236
Fujitsu Ltd.	36,000	203,414
Fukuoka Financial Group Inc.	15,000	62,395
Furukawa Electric Co. Ltd.	12,000	48,473
Gree Inc.	1,779	29,835
GS Yuasa Corp.	7,000	46,538
Gunma Bank Ltd.	8,000	42,414
Hachijuni Bank Ltd., The	8,549	49,230
Hakuhodo DY Holdings Inc.	490	25,861
Hamamatsu Photonics K.K.	1,193	47,258
Hankyu Hanshin Holdings Inc.	22,000	101,563
Hino Motors Ltd.	5,000	24,465
Hirose Electric Co. Ltd.	600	64,631
Hiroshima Bank Ltd., The	10,000	43,400
Hisamitsu Pharmaceutical Co. Inc.	1,300	52,434
Hitachi Chemical Co. Ltd.	2,100	42,692
Hitachi Construction Machinery Co. Ltd.	1,900	47,580
Hitachi High-Technologies Corp.	1,200	23,934
Hitachi Ltd.	87,000	452,885
Hitachi Metals Ltd.	3,000	37,798
Hokkaido Electric Power Co. Inc.	3,600	69,810
Hokuhoku Financial Group Inc.	24,000	46,742
Hokuriku Electric Power Co.	3,500	79,274
Honda Motor Co. Ltd.	31,100	1,168,400
Hoya Corp.	8,300	189,389
Ibiden Co. Ltd.	2,500	78,955
Idemitsu Kosan Co. Ltd.	400	46,838
IHI Corp.	25,000	61,012
INPEX Corp.	41	311,024
Isetan Mitsukoshi Holdings Ltd. (a)	7,240	65,193
Isuzu Motors Ltd.	23,000	90,971
Ito En Ltd.	1,000	17,420
Itochu Corp.	28,900	302,620
Itochu Techno-Solutions Corp.	600	19,425

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Iyo Bank Ltd., The	4,000	$33,325
J. Front Retailing Co. Ltd.	9,600	39,933
Japan Petroleum Exploration Co.	600	30,007
Japan Prime Realty Investment Corp.	13	35,102
Japan Real Estate Investment Corp.	9	85,153
Japan Retail Fund Investment Corp.	31	48,524
Japan Steel Works Ltd., The	6,000	46,958
Japan Tobacco Inc.	86	310,688
JFE Holdings Inc.	8,800	257,504
JGC Corp.	4,000	93,628
Joyo Bank Ltd., The	13,000	51,106
JS Group Corp.	4,800	124,645
JSR Corp.	3,500	70,227
JTEKT Corp.	3,600	46,829
Jupiter Telecommunications Co. Ltd.	48	47,146
JX Holdings Inc.	43,100	290,166
Kajima Corp.	17,000	47,620
Kamigumi Co. Ltd.	5,000	42,739
Kaneka Corp.	6,000	41,765
Kansai Electric Power Company Inc., The	13,900	302,632
Kansai Paint Co. Ltd.	4,000	34,672
Kao Corp.	10,300	256,943
Kawasaki Heavy Industries Ltd.	28,000	123,203
Kawasaki Kisen Kaisha Ltd.	13,000	47,980
KDDI Corp.	56	346,718
Keikyu Corp.	9,000	64,811
Keio Corp.	11,000	65,725
Keisei Electric Railway Co. Ltd.	5,000	28,673
Keyence Corp.	770	197,082
Kikkoman Corp.	3,000	28,276
Kinden Corp.	2,000	18,201
Kintetsu Corp.	30,000	96,297
Kirin Holdings Co. Ltd.	16,000	210,243
Kobe Steel Ltd.	48,000	124,645
Koito Manufacturing Company Ltd.	1,924	30,833
Komatsu Ltd.	17,900	607,929
Konami Corp.	1,700	31,474
Konica Minolta Holdings Inc.	9,500	79,604
Kubota Corp.	21,000	197,932
Kuraray Co. Ltd.	6,600	85,059
Kurita Water Industries Ltd.	2,200	65,037
Kyocera Corp.	3,000	304,039
Kyowa Hakko Kirin Co. Ltd.	5,000	46,886
Kyushu Electric Power Co. Inc.	7,300	142,612
Lawson Inc.	1,200	57,850
Mabuchi Motor Co. Ltd.	500	23,804
Makita Corp.	2,200	102,356
Marubeni Corp.	32,000	230,440
Marui Group Co. Ltd.	4,400	28,406
Maruichi Steel Tube Ltd.	1,000	24,705
Matsui Securities Co. Ltd.	2,600	14,128
Mazda Motor Corp.	29,000	63,801
McDonald’s Holdings Company Ltd. (Japan)	1,300	31,383
MEDIPAL HOLDINGS CORP.	2,900	25,660

32	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
MEIJI Holdings Company Ltd.	1,368	$55,013
Minebea Co. Ltd.	7,000	38,627
Miraca Holdings Inc.	1,090	41,737
Mitsubishi Chemical Holdings Corp.	23,500	147,758
Mitsubishi Corp.	25,800	716,184
Mitsubishi Electric Corp.	36,000	425,006
Mitsubishi Estate Co. Ltd.	22,000	372,133
Mitsubishi Gas Chemical Co. Inc.	7,000	50,240
Mitsubishi Heavy Industries Ltd.	55,000	252,585
Mitsubishi Logistics Corp.	2,000	22,361
Mitsubishi Materials Corp.	21,000	71,195
Mitsubishi Motors Corp. (a)	72,000	88,290
Mitsubishi Tanabe Pharma Corp.	3,700	60,050
Mitsubishi UFJ Financial Group Inc.	242,700	1,120,423
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,160	46,509
Mitsui & Co. Ltd.	32,700	586,147
Mitsui Chemicals Inc.	17,000	60,087
Mitsui Engineering & Shipbuilding Co. Ltd.	14,000	33,494
Mitsui Fudosan Co. Ltd.	16,000	264,102
Mitsui Mining & Smelting Co. Ltd.	11,000	38,218
Mitsui OSK Lines Ltd.	22,000	126,689
Mitsui Sumitomo Insurance Group Holdings Inc.	10,400	236,807
Mitsumi Electric Co. Ltd.	1,700	22,624
Mizuho Financial Group Inc.	392,129	650,563
Mizuho Securities Co. Ltd. (a)	12,000	31,883
Mizuho Trust & Banking Co. Ltd.	28,000	25,246
Murata Manufacturing Co. Ltd.	3,700	266,446
Nabtesco Corp.	1,945	48,917
Namco Bandai Holdings Inc.	3,500	38,164
NEC Corp. (a)	51,000	110,976
NGK Insulators Ltd.	5,000	89,384
NGK Spark Plug Co. Ltd.	3,000	40,971
NHK Spring Co. Ltd.	3,000	29,719
Nidec Corp.	2,100	181,774
Nikon Corp.	6,200	127,831
Nintendo Co. Ltd.	1,900	513,260
Nippon Building Fund Inc.	10	97,379
Nippon Electric Glass Co. Ltd.	6,500	92,053
Nippon Express Co. Ltd.	17,000	65,196
Nippon Meat Packers Inc.	3,000	37,834
Nippon Paper Group Inc.	2,000	42,606
Nippon Sheet Glass Co. Ltd.	17,000	49,050
Nippon Steel Corp.	94,000	300,601
Nippon Telegraph & Telephone Corp.	9,213	413,688
Nippon Yusen Kabushiki Kaish	29,000	113,308
Nishi-Nippon City Bank Ltd., The	14,000	40,226
Nissan Chemical Industries Ltd.	2,500	25,848
Nissan Motor Co. Ltd.	46,800	415,225
Nisshin Seifun Group Inc.	3,800	43,811
Nisshin Steel Co. Ltd.	12,000	25,824
Nisshinbo Holdings Inc.	2,000	19,404
Nissin Foods Holdings Co. Ltd.	1,300	45,824
Nitori Holdings Co. Ltd.	700	61,517
Nitto Denko Corp.	3,200	169,656

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NKSJ Holdings Inc.	27,000	$176,256
NOK Corp.	2,000	35,441
Nomura Holdings Inc.	65,800	344,109
Nomura Real Estate Holdings Inc.	1,800	27,288
Nomura Real Estate Office Fund Inc.	5	33,842
Nomura Research Institute Ltd.	2,000	44,145
NSK Ltd.	8,000	68,959
NTN Corp.	9,000	43,171
NTT Data Corp.	25	77,272
NTT DoCoMo Inc.	287	504,441
NTT Urban Development Corp.	23	19,273
Obayashi Corp.	13,000	57,826
OBIC Co. Ltd.	120	22,765
Odakyu Electric Railway Co. Ltd.	12,000	101,130
Oji Paper Co. Ltd.	17,000	80,729
Olympus Corp.	4,100	114,059
Omron Corp.	4,000	112,431
Ono Pharmaceutical Co. Ltd.	1,600	78,673
Oracle Corp. Japan	700	29,160
Oriental Land Co. Ltd.	1,000	79,466
Orix Corp.	2,020	189,178
Osaka Gas Co. Ltd.	38,000	151,671
OTSUKA Corp.	300	19,296
Otsuka Holdings Co. Ltd.	4,831	119,352
Panasonic Corp.	42,100	535,487
Rakuten Inc.	138	124,097
Resona Holdings Inc.	35,395	168,507
Ricoh Co. Ltd.	13,000	152,537
RINNAI Corp.	700	46,453
Rohm Co. Ltd.	1,900	119,007
Sankyo Co. Ltd.	1,000	51,274
Santen Pharmaceutical Co. Ltd.	1,400	55,795
Sapporo Hokuyo Holdings Inc.	6,300	30,296
Sapporo Holdings Ltd.	5,000	18,634
SBI Holdings Inc. (a)	400	50,349
Secom Co. Ltd.	4,000	185,862
Sega Sammy Holdings Inc.	3,826	66,511
Seiko Epson Corp.	2,600	41,635
Sekisui Chemical Co. Ltd.	8,000	62,611
Sekisui House Ltd.	11,000	103,150
Senshu Ikeda Holdings Inc.	13,079	17,768
Seven & I Holdings Co. Ltd.	14,480	369,398
Seven Bank Ltd.	11	22,151
Sharp Corp.	19,000	188,447
Shikoku Electric Power Co. Inc.	3,300	89,780
Shimadzu Corp.	5,000	44,422
Shimamura Co. Ltd.	400	35,249
Shimano Inc.	1,300	64,937
Shimizu Corp.	12,000	53,378
Shin-Etsu Chemical Co. Ltd.	7,900	392,721
Shinko Electric Industries Co. Ltd.	1,300	13,316
Shinsei Bank Ltd.	26,000	30,632
Shionogi & Co. Ltd.	5,700	97,239
Shiseido Co. Ltd.	6,500	112,527
Shizuoka Bank Ltd., The	11,000	90,983
Showa Denko K.K.	28,000	56,215

See accompanying notes to schedules of investments.	33

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Showa Shell Sekiyu K.K.	3,400	$35,480
SMC Corp.	1,000	164,583
Softbank Corp.	15,600	622,650
Sojitz Corp.	25,200	50,291
Sony Corp.	19,000	608,512
Sony Financial Holdings Inc.	3,400	67,444
Square Enix Holdings Co. Ltd.	1,200	20,832
Stanley Electric Co. Ltd.	2,800	46,285
SUMCO Corp. (a)	2,300	46,371
Sumitomo Chemical Co. Ltd.	30,000	149,675
Sumitomo Corp.	20,700	295,892
Sumitomo Electric Industries Ltd.	14,700	203,411
Sumitomo Heavy Industries Ltd.	11,000	71,808
Sumitomo Metal Industries Ltd.	64,000	143,111
Sumitomo Metal Mining Co. Ltd.	10,000	172,037
Sumitomo Mitsui Financial Group Inc.	25,689	798,651
Sumitomo Realty & Development Co. Ltd.	7,000	140,034
Sumitomo Rubber Industries Ltd.	3,500	35,766
Suruga Bank Ltd.	4,000	35,489
Suzuken Co. Ltd.	1,280	33,762
Suzuki Motor Corp.	6,300	140,799
Sysmex Corp.	1,336	47,253
T&D Holdings Inc.	5,350	131,853
Taisei Corp.	21,000	51,755
Taisho Pharmaceutical Co. Ltd.	3,000	64,919
Taiyo Nippon Sanso Corp.	5,000	41,657
Takashimaya Co. Ltd.	5,000	31,919
Takeda Pharmaceutical Co. Ltd.	14,300	667,035
TDK Corp.	2,400	141,813
Teijin Ltd.	18,000	80,500
Terumo Corp.	3,200	168,694
THK Co. Ltd.	2,400	60,361
Tobu Railway Co. Ltd.	19,000	77,663
Toho Co. Ltd.	1,900	27,251
Toho Gas Co. Ltd.	8,000	41,260
Tohoku Electric Power Co. Inc.	8,300	140,196
Tokio Marine Holdings Inc.	13,500	360,952
Tokuyama Corp.	6,000	32,027
Tokyo Electric Power Company Inc., The	26,800	150,142
Tokyo Electron Ltd.	3,300	181,901
Tokyo Gas Co. Ltd.	49,000	223,852
Tokyo Steel Manufacturing Co. Ltd.	1,800	21,012
Tokyo Tatemono Co. Ltd.	8,000	29,911
Tokyu Corp.	22,000	91,248
Tokyu Land Corp.	9,000	39,168
TonenGeneral Sekiyu KK	5,000	61,734
Toppan Printing Co. Ltd.	11,000	86,752
Toray Industries Inc.	28,000	203,655
Toshiba Corp.	75,000	366,975
Tosoh Corp.	9,000	32,352
Toto Ltd.	5,000	40,214
Toyo Seikan Kaisha Ltd.	3,100	50,834
Toyo Suisan Kaisha Ltd.	2,000	43,424
Toyoda Gosei Co. Ltd.	1,200	25,001

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyota Boshoku Corp.	1,400	$20,147
Toyota Industries Corp.	3,400	102,842
Toyota Motor Corp.	52,600	2,118,418
Toyota Tsusho Corp.	4,200	69,276
Trend Micro Inc.	1,800	47,932
Tsumura & Co.	1,100	34,516
UBE Industries Ltd.	19,000	60,531
Unicharm Corp.	2,400	87,281
UNY Co. Ltd.	3,800	35,268
Ushio Inc.	2,000	39,120
USS Co. Ltd.	420	32,669
West Japan Railway Co.	33	127,350
Yahoo Japan Corp.	287	102,682
Yakult Honsha Co. Ltd.	1,800	46,006
YAMADA DENKI CO. LTD.	1,610	108,585
Yamaguchi Financial Group Inc.	4,000	37,028
Yamaha Corp.	2,900	32,877
Yamaha Motor Co. Ltd. (a)	5,000	87,281
Yamato Holdings Co. Ltd.	7,800	120,967
Yamato Kogyo Co. Ltd.	800	26,641
Yamazaki Baking Co. Ltd.	2,000	23,299
Yaskawa Electric Corp.	4,000	47,415
Yokogawa Electric Corp. (a)	4,200	32,017

		43,997,684

Netherlands (2.91%)
Aegon NV (a)	33,077	247,694
Akzo Nobel NV	4,429	304,298
ArcelorMittal	16,127	583,378
ASML Holding NV (a)	8,193	361,104
Corio NV	1,163	81,355
Delta Lloyd NV	1,544	41,094
Fugro NV	1,297	114,294
Heineken Holding NV	2,185	105,036
Heineken NV	5,002	273,310
ING Groep NV (a)	72,794	921,354
Koninklijke Ahold NV	22,750	305,260
Koninklijke Boskalis Westminster NV CVA	1,343	71,022
Koninklijke DSM NV	2,903	178,368
Koninklijke KPN NV	29,784	507,363
Koninklijke Philips Electronics NV	18,857	602,763
Koninklijke Vopak NV	1,370	65,916
Randstad Holding NV (a)	2,108	117,407
Reed Elsevier NV	13,416	172,639
SBM Offshore NV	3,176	92,181
TNT NV	7,224	185,305
Unilever NV CVA	31,073	974,311
Wolters Kluwer - CVA	5,640	131,885

		6,437,337

New Zealand (0.11%)
Auckland International Airport Ltd.	18,043	30,493
Contact Energy Ltd. (a)	6,557	29,117
Fletcher Building Ltd.	12,031	85,738

34	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
New Zealand (Cont.)
Sky City Entertainment Group Ltd.	12,081	$31,156
Telecom Corp. of New Zealand Ltd.	36,499	55,977

		232,481

Norway (0.92%)
Aker Solutions ASA	3,204	73,637
DnB NOR ASA	18,674	286,513
Norsk Hydro ASA	17,251	141,495
Orkla ASA	15,094	146,293
Renewable Energy Corp. AS (a)	9,795	34,378
Seadrill Ltd.	5,373	194,313
Statoil ASA	20,753	575,279
Subsea 7 SA	5,417	136,839
Telenor ASA	15,831	260,498
Yara International ASA	3,602	182,503

		2,031,748

Portugal (0.27%)
Banco Comercial Portugues SA - R	54,926	44,836
Banco Espirito Santo SA Reg.	10,333	42,321
Brisa Auto-Estradas de Portugal SA	3,802	25,718
CIMPOR-Cimentos de Portugal SGPS SA	4,266	30,918
EDP Renovaveis SA (a)	4,124	29,620
Energias de Portugal SA	33,478	130,379
Galp Energia SGPS SA B Shares	4,538	97,144
Jeronimo Martins SGPS SA	4,129	66,416
Portugal Telecom SGPS SA	11,136	128,528

		595,880

Singapore (1.71%)
Ascendas Real Estate Investment Trust (b)	30,000	48,552
Capitaland Ltd.	50,000	130,900
Capitamall Trust	45,000	67,116
CapitaMalls Asia Ltd.	26,807	37,855
City Developments Ltd.	10,000	91,392
Comfortdelgro Corp. Ltd.	36,000	44,554
Cosco Corp. Singapore Ltd.	22,000	35,779
DBS Group Holdings Ltd.	33,411	388,050
Fraser and Neave Ltd.	18,894	90,086
Genting Singapore PLC (a)	118,000	191,908
Global Logistic Properties Ltd. (a)	30,726	45,583
Golden Agri-Resources Ltd.	125,330	68,606
Hutchison Port Holdings Trust (a)	100,000	97,500
Jardine Cycle & Carriage Ltd.	1,863	54,094
Keppel Corp. Ltd.	24,000	234,193
Keppel Land Ltd.	14,101	50,229
Neptune Orient Lines Ltd. (a)	17,000	26,164
Noble Group Ltd.	72,800	123,595
Olam International Ltd.	24,798	55,085
Oversea-Chinese Banking Corporation Ltd.	47,072	357,755
Sembcorp Industries Ltd.	19,220	79,442
Sembcorp Marine Ltd.	16,800	77,836
Singapore Airlines Ltd.	10,267	111,426

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Singapore Exchange Ltd.	16,000	$99,643
Singapore Press Holdings Ltd.	30,000	93,772
Singapore Technologies Engineering Ltd.	32,000	82,761
Singapore Telecommunications Ltd.	153,450	367,647
StarHub Ltd.	12,000	25,704
United Overseas Bank Ltd.	24,209	361,070
UOL Group Ltd.	8,639	32,555
Wilmar International Ltd.	37,000	160,270
Yangzijiang Shipbuilding Holdings Ltd.	36,548	52,481

		3,783,603

Spain (3.50%)
Abertis Infraestructuras SA	5,716	124,184
Acciona SA	474	51,510
Acerinox SA	1,980	39,074
ACS Actividades de Construccion y Servicios SA	1,107	51,909
ACS Actividades de Construccion y Servicios SA (Frankfurt)	1,618	75,980
Amadeus IT Holding SA A Shares (a)	3,432	65,662
Banco Bilbao Vizcaya Argentaria SA	81,291	986,275
Banco de Sabadell SA	18,871	82,559
Banco de Valencia SA (a)	4,193	18,778
Banco Popular Espanol SA	16,597	97,566
Banco Santander SA (Madrid)	158,932	1,845,152
Bankinter SA	5,346	36,670
Criteria Caixacorp SA	15,967	112,622
Enagas SA	3,355	75,695
Ferrovial SA	8,549	107,223
Fomento de Construcciones y Contratas SA	821	27,180
Gas Natural SDG SA	5,897	110,775
Gestevision Telecinco SA (a)	2,729	31,242
Grifols SA	2,522	43,962
Iberdrola Renovables SA	16,107	69,508
Iberdrola SA	72,242	628,212
Indra Sistemas SA	1,750	35,093
Industria de Diseno Textil SA	4,174	334,929
International Consolidated Airlines Group SA (a)	6,521	24,000
Mapfre SA	15,189	57,237
Red Electrica Corporacion SA	2,126	120,820
Repsol YPF SA	14,070	482,049
Telefonica SA	78,458	1,964,183
Zardoya Otis SA	2,594	43,004

		7,743,053

Sweden (3.18%)
Alfa Laval AB	6,517	141,555
Assa Abloy AB Class B	5,996	172,416
Atlas Copco AB Class A	13,012	345,920
Atlas Copco AB Class B	7,514	181,663
Boliden AB	5,296	114,110
Electrolux AB Series B	4,525	116,640
Getinge AB B Shares	3,887	95,945

See accompanying notes to schedules of investments.	35

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Hennes & Mauritz AB (H&M) B Shares	19,296	$640,765
Hexagon AB B Shares	4,862	116,083
Holmen AB Class B	940	32,495
Husqvarna AB B Shares	8,301	71,149
Industrivarden AB C Shares	2,307	41,009
Investor AB B Shares	8,793	213,420
Kinnevik Investment AB B Shares	4,143	96,553
Millicom International Cellular SA SDR	1,435	137,318
Modern Times Group B Shares	969	73,689
Nordea Bank AB	50,097	548,441
Ratos AB B Shares	1,907	75,290
Sandvik AB	19,502	367,986
Scania AB Class B	6,159	142,756
Securitas AB Class B	5,922	70,508
Skandinaviska Enskilda Banken AB Class A	26,840	239,404
Skanska AB Class B	7,727	162,696
SKF AB B Shares	7,545	219,707
SSAB Svenskt Stal AB Series A (a)	3,593	56,896
Svenska Cellulosa AB B Shares	10,793	173,730
Svenska Handelsbanken AB A Shares	8,991	294,862
Swedbank AB - A Shares	13,724	234,825
Swedish Match AB	4,455	148,149
Tele2 AB Class B	6,180	142,753
Telefonaktiebolaget LM Ericsson B Shares	56,793	732,418
TeliaSonera AB	41,584	359,386
TeliaSonera AB Rights (a) (b)	10,000	422
Volvo AB B Shares (a)	26,511	466,218

		7,027,177

Switzerland (7.68%)
ABB Ltd. Reg. (a)	41,652	1,000,374
Actelion Ltd. Reg. (a)	1,966	113,123
Adecco SA Reg.	2,338	153,745
Aryzta AG	946	48,407
Aryzta AG (Dublin)	692	34,766
Baloise Holding AG Reg.	944	93,526
Compagnie Financiere Richemont SA Class A	9,805	566,309
Credit Suisse Group AG Reg.	21,474	912,499
GAM Holding AG (a)	3,903	74,151
Geberit AG Reg.	748	162,874
Givaudan SA Reg. (a)	160	160,871
Holcim Ltd. Reg.	4,683	352,818
Julius Baer Group Ltd.	4,001	173,631
Kuehne & Nagel International AG Reg.	1,048	146,617
Lindt & Spruengli AG	18	51,991
Lindt & Spruengli AG Reg.	2	65,030
Logitech International SA (a)	3,540	63,747
Lonza Group AG Reg.	919	77,092
Nestle SA Reg.	66,125	3,790,399
Novartis AG	40,261	2,183,781
Pargesa Holding SA	503	48,192
Roche Holding AG	13,405	1,914,792

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Schindler Holding AG	932	$112,023
Schindler Holding AG Reg.	442	53,367
SGS SA Reg	105	186,908
Sika AG	40	96,331
Sonova Holding AG Reg.	898	80,023
Straumann Holding AG Reg.	153	39,345
Swatch Group AG Reg., The	842	66,920
Swatch Group AG, The	592	261,743
Swiss Life Holding AG Reg. (a)	586	96,848
Swiss Reinsurance Company Ltd. Reg.	6,771	387,388
Swisscom AG	450	200,626
Syngenta AG Reg.	1,785	580,101
Synthes Inc.	1,113	150,500
Transocean Ltd. (a)	6,053	475,805
UBS AG Reg. (a)	69,489	1,246,792
Zurich Financial Services AG	2,756	771,441

		16,994,896

United Kingdom (20.95%)
3i Group PLC	18,448	88,457
Admiral Group PLC	3,937	98,146
Aggreko PLC	5,058	127,877
AMEC PLC	6,411	122,694
Anglo American PLC	25,178	1,295,324
Antofagasta PLC	7,525	164,294
ARM Holdings PLC	25,519	235,391
Associated British Foods PLC	6,686	106,399
AstraZeneca PLC	26,983	1,239,281
Autonomy Corp. PLC (a)	4,133	105,353
Aviva PLC	53,863	373,969
Babcock International Group PLC	7,033	70,063
BAE Systems PLC	64,948	338,512
Balfour Beatty PLC	13,210	72,856
Barclays PLC	218,743	973,943
BG Group PLC	64,666	1,608,963
BHP Billiton PLC	42,080	1,660,616
BP PLC	358,526	2,611,168
British American Tobacco PLC	38,057	1,527,496
British Land Co. PLC	16,910	149,877
British Sky Broadcasting Group PLC	22,072	292,115
BT Group PLC	148,667	442,640
Bunzl PLC	6,336	75,673
Burberry Group PLC	8,296	156,241
Cable & Wireless Worldwide PLC	50,992	42,905
Cairn Energy PLC (a)	26,892	199,351
Capita Group PLC	11,695	139,395
Capital Shopping Centres Group PLC	8,743	53,718
Carnival PLC	3,227	126,934
Centrica PLC	98,756	515,354
Cobham PLC	21,400	79,027
Compass Group PLC	36,000	323,695
Diageo PLC	47,664	906,081
Essar Energy Ltd. PLC (a)	5,442	41,302
Eurasian Natural Resources Corp.	5,030	75,567
Experian PLC	19,429	240,617

36	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
FirstGroup PLC	9,081	$47,535
Fresnillo PLC	3,669	90,818
G4S PLC	26,313	107,808
GlaxoSmithKline PLC	99,137	1,891,727
Hammerson PLC	13,755	98,612
Home Retail Group PLC	15,360	47,581
HSBC Holdings PLC	337,510	3,470,587
ICAP PLC	10,458	88,581
Imperial Tobacco Group PLC	19,287	596,217
Inmarsat PLC	8,616	83,484
InterContinental Hotels Group PLC	5,530	113,374
International Consolidated Airlines Group SA (London) (a)	11,408	41,543
International Power PLC	29,510	145,807
Intertek Group PLC	3,014	98,345
Invensys PLC	15,644	86,632
Investec PLC	9,113	69,835
ITV PLC (a)	72,029	89,377
J Sainsbury PLC	22,870	123,015
Johnson Matthey PLC	4,169	124,395
Kazakhmys PLC	4,199	93,900
Kingfisher PLC	45,735	180,412
Land Securities Group PLC	13,417	157,875
Legal & General Group PLC	112,778	208,418
Lloyds Banking Group PLC (a)	780,338	727,181
London Stock Exchange Group PLC	2,778	37,100
Lonmin PLC	2,937	80,237
Man Group PLC	33,793	133,304
Marks & Spencer Group PLC	30,194	163,088
National Grid PLC	66,743	635,990
Next PLC	3,491	110,885
Old Mutual PLC	103,911	226,704
Pearson PLC	15,549	274,630
Petrofac Ltd.	4,875	116,447
Prudential PLC	48,733	552,324
Randgold Resources Ltd.	1,757	140,027
Reckitt Benckiser Group PLC	11,771	604,635
Reed Elsevier PLC	21,623	187,313
Resolution Ltd.	27,348	129,816
Rexam PLC	16,705	97,384
Rio Tinto PLC	27,697	1,945,656
Rolls-Royce Group PLC (a)	35,888	356,368
Royal Bank of Scotland Group PLC (a)	332,678	217,689
Royal Dutch Shell PLC Class A	68,358	2,482,702
Royal Dutch Shell PLC Class B	51,521	1,867,889
RSA Insurance Group PLC	67,418	142,220
SABMiller PLC	18,132	642,103
Sage Group PLC, The	25,250	112,647
Schroders PLC	2,153	59,959
Scottish & Southern Energy PLC	17,872	361,532
SEGRO PLC	14,566	75,124
Serco Group PLC	9,463	84,707
Severn Trent PLC	4,494	105,327
Shire Ltd.	10,753	312,397
Smith & Nephew PLC	17,226	194,267
Smiths Group PLC	7,547	157,026

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Standard Chartered PLC	44,811	$1,162,393
Standard Life PLC	43,988	145,929
Tesco PLC	152,806	933,950
Thomas Cook Group PLC	16,975	46,457
Tui Travel PLC	11,100	40,421
Tullow Oil PLC	17,009	395,099
Unilever PLC	24,382	743,158
United Utilities Group PLC	13,279	126,002
Vedanta Resources PLC	2,372	90,525
Vodafone Group PLC	997,026	2,822,991
Weir Group PLC, The	3,757	104,327
Whitbread PLC	3,320	87,878
William Morrison Supermarkets PLC	40,213	178,047
Wolseley PLC (a)	5,461	183,884
WPP PLC	24,441	301,315
Xstrata PLC	39,192	916,042

		46,350,268

Total Common Stocks
(cost $184,291,614)		216,105,594

Preferred Stocks (0.45%)
Germany (0.45%)
Bayerische Moteren Werke (BMW) AG PFD	1,043	59,133
Henkel AG & Co. KGaA PFD	3,423	212,040
Porsche Automobil Holding SE PFD	1,700	111,331
ProSiebenSat.1 Media AG PFD (a)	1,303	38,142
RWE AG-Non Voting PFD	765	46,456
Volkswagen AG PFD	3,253	527,632

		994,734

Total Preferred Stocks
(cost $539,639)		994,734

See accompanying notes to schedules of investments.	37

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.78%)
State Street Bank & Trust Repurchase Agreement, (c) 0.010%, agreement date 03/31/2011, to be repurchased at $1,719,803 on 04/01/2011	$1,719,802	$1,719,802

Total Repurchase Agreement
(cost $1,719,802)		1,719,802

TOTAL INVESTMENTS (98.90%)
(cost $186,551,055)		218,820,130
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.10%)		2,424,524

NET ASSETS (100.00%)		$221,244,654

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 3.00%, a maturity date of November 25, 2040 and a market value of $1,755,433 as of March 31, 2011.

(d)	At March 31, 2011, cash in the amount of $1,486,346 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR – Fiduciary Depository Receipt

SDR – Swedish Depository Receipt

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$67,492,239	30.84
British Pound	46,350,268	21.18
Japanese Yen	43,997,684	20.11
Australian Dollar	19,155,090	8.75
Swiss Franc	16,960,130	7.75
Swedish Krona	7,027,177	3.21
Hong Kong Dollar	6,043,436	2.76
Singapore Dollar	3,686,103	1.69
Danish Krone	2,391,505	1.09
Norwegian Krone	2,031,748	0.93
United States Dollar	1,817,302	0.83
Israeli Shekel	1,634,967	0.75
New Zealand Dollar	232,481	0.11

Total Investments	$218,820,130	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$52,201,560	23.59
Industrials	28,436,056	12.85
Materials	24,460,010	11.06
Consumer Discretionary	21,939,638	9.92
Consumer Staples	21,044,529	9.51
Energy	18,525,469	8.37
Health Care	17,319,529	7.83
Telecommunication Services	12,305,839	5.56
Utilities	10,488,261	4.74
Information Technology	10,379,437	4.69

Total Stocks	217,100,328	98.12
Repurchase Agreement	1,719,802	0.78
Cash and Other Assets, Net of Liabilities	2,424,524	1.10

Net Assets	$221,244,654	100.00%

38	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Shares	Value
Registered Investment Companies (99.88%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	6,204,473	$68,559,429
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,722,762	115,519,438

Total Registered Investment Companies
(cost $201,789,469)		184,078,867

TOTAL INVESTMENTS (99.88%)
(cost $201,789,469)		184,078,867
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.12%)		220,026

NET ASSETS (100.00%)		$184,298,893

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.	39

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (40.06%)
Aerospace/Defense (0.82%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,064,250
Northrop Grumman Corp.
3.700%, 08/01/2014	500,000	523,252
5.050%, 08/01/2019	500,000	530,643
Raytheon Co.
3.125%, 10/15/2020	1,500,000	1,374,440
Northrop Grumman Corp.
3.500%, 03/15/2021	500,000	463,524

		3,956,109

Agriculture, Foods, & Beverage (3.74%)
Kellogg Co.
6.600%, 04/01/2011	500,000	500,000
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	503,702
Hershey Co.
5.300%, 09/01/2011	500,000	509,993
General Mills Inc.
6.000%, 02/15/2012	500,000	523,228
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,047,042
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	532,856
Bottling Group LLC
4.625%, 11/15/2012	500,000	529,640
Kellogg Co.
5.125%, 12/03/2012	500,000	533,404
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	540,988
Pepsico Inc.
4.650%, 02/15/2013	500,000	533,124
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,086,187
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	534,386
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,071,438
Hershey Co.
5.450%, 09/01/2016	500,000	563,212
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,122,175
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	545,598
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,261,674
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	558,930
Pepsico Inc.
7.900%, 11/01/2018	500,000	634,632
Coca-Cola Co., The
3.150%, 11/15/2020	1,000,000	930,422
Kellogg Co.
4.000%, 12/15/2020	1,000,000	978,697

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Campbell Soup Co.
4.250%, 04/15/2021	$2,000,000	$1,988,520

		18,029,848

Automotive (0.53%)
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	558,386
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	1,975,940

		2,534,326

Banks (1.34%)
Royal Bank of Canada
5.650%, 07/20/2011	500,000	507,811
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,060,708
Wachovia Corp.
5.700%, 08/01/2013	500,000	543,472
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	548,514
US Bank NA
4.950%, 10/30/2014	500,000	544,120
Fifth Third Bank
4.750%, 02/01/2015	500,000	524,647
Wachovia Bank NA
5.600%, 03/15/2016	500,000	542,605
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	548,906
Wachovia Corp.
5.750%, 06/15/2017	500,000	553,927
KFW
4.875%, 06/17/2019	1,000,000	1,105,412

		6,480,122

Building Materials & Construction (1.45%)
Lafarge SA
6.150%, 07/15/2011	500,000	507,422
CRH America Inc.
5.625%, 09/30/2011	327,000	334,282
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	1,063,760
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	524,866
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,063,318
Masco Corp.
4.800%, 06/15/2015	500,000	496,852
CRH America Inc.
6.000%, 09/30/2016	500,000	538,963
Masco Corp.
5.850%, 03/15/2017	500,000	490,244
Cooper US Inc.
3.875%, 12/15/2020	1,000,000	970,402

40	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (Cont.)
CRH America Inc.
5.750%, 01/15/2021	$1,000,000	$1,026,136

		7,016,245

Chemicals (1.68%)
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	167,000	178,463
4.125%, 03/06/2013	500,000	525,382
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	537,364
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	543,574
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,115,831
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	552,008
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	570,215
PPG Industries Inc.
7.400%, 08/15/2019	500,000	586,134
3.600%, 11/15/2020	1,000,000	941,562
E.I. du Pont de Nemours and Co.
3.625%, 01/15/2021	1,000,000	949,603
Praxair Inc.
4.050%, 03/15/2021	1,000,000	999,958
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	598,384

		8,098,478

Commercial Service/Supply (0.66%)
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	524,412
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	1,037,011
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	524,184
5.750%, 09/15/2017	500,000	537,106
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	569,818

		3,192,531

Computer Software & Services (0.39%)
Microsoft Corp.
3.000%, 10/01/2020	2,000,000	1,856,864

Computers (0.43%)
International Business Machines Corp.
6.500%, 10/15/2013	500,000	562,955
5.700%, 09/14/2017	500,000	565,922
Hewlett-Packard Co.
3.750%, 12/01/2020	1,000,000	960,696

		2,089,573

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (2.73%)
Whirlpool Corp.
6.125%, 06/15/2011	$1,000,000	$1,010,319
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	518,248
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,061,569
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	525,420
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,108,989
Clorox Co.
5.000%, 01/15/2015	500,000	540,038
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,033,793
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,097,672
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	579,732
Danaher Corp.
5.625%, 01/15/2018	500,000	553,078
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,173,576
Colgate-Palmolive Co.
2.950%, 11/01/2020	1,000,000	930,016
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,042,342

		13,174,792

Electronic/Electrical Manufacturing (0.45%)
General Electric Co.
5.000%, 02/01/2013	500,000	532,704
Emerson Electric Co.
4.500%, 05/01/2013	500,000	532,874
4.750%, 10/15/2015	1,000,000	1,092,611

		2,158,189

Financial Services (2.17%)
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	508,273
American Express Co.
5.250%, 09/12/2011	500,000	509,942
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,076,411
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	538,814
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	539,106
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	545,092
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	550,546
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	542,028

See accompanying notes to schedules of investments.	41

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	$500,000	$570,105
John Deere Capital Corp.
2.800%, 09/18/2017	2,000,000	1,954,856
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,093,768
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,120,714
Rio Tinto Finance USA Ltd.
3.500%, 11/02/2020	1,000,000	932,199

		10,481,854

Forest Products & Paper (0.23%)
International Paper Co.
5.250%, 04/01/2016	500,000	533,088
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	575,442

		1,108,530

Health Care (5.11%)
Abbott Laboratories
5.600%, 05/15/2011	750,000	754,615
Johnson & Johnson
5.150%, 08/15/2012	500,000	530,710
AstraZeneca PLC
5.400%, 09/15/2012	500,000	532,776
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	531,312
Wyeth
5.500%, 03/15/2013	500,000	541,932
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	533,174
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,058,775
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,101,711
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,080,473
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	1,076,973
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,114,461
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,067,255
Amgen Inc.
4.850%, 11/18/2014	500,000	547,118
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	546,574
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,088,021
Medtronic Inc.
4.750%, 09/15/2015	500,000	547,258
Abbott Laboratories
5.875%, 05/15/2016	750,000	858,369
Baxter International Inc.
5.900%, 09/01/2016	500,000	576,012

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Eli Lilly & Co.
5.200%, 03/15/2017	$2,000,000	$2,212,356
Wyeth
5.450%, 04/01/2017	500,000	558,814
Amgen Inc.
5.850%, 06/01/2017	500,000	568,996
Johnson & Johnson
5.550%, 08/15/2017	500,000	573,654
AstraZeneca PLC
5.900%, 09/15/2017	500,000	570,822
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	576,812
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,077,261
Baxter International Inc.
4.500%, 08/15/2019	500,000	520,846
Becton Dickinson & Co.
3.250%, 11/12/2020	1,000,000	932,303
CR Bard Inc.
4.400%, 01/15/2021	1,000,000	1,014,223
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	988,329
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	983,500

		24,665,435

Machinery & Manufacturing (2.94%)
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	515,215
Covidien International
5.450%, 10/15/2012	500,000	532,820
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	534,204
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	807,436
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,101,174
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,068,380
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	545,292
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,098,371
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,124,666
Caterpillar Inc.
5.700%, 08/15/2016	500,000	569,374
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,097,884
Honeywell International Inc.
5.300%, 03/15/2017	500,000	556,608
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	570,356
Covidien International
6.000%, 10/15/2017	500,000	569,844

42	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
United Technologies Corp.
5.375%, 12/15/2017	$500,000	$562,292
Dover Corp.
4.300%, 03/01/2021	1,000,000	1,009,600
Honeywell International Inc.
4.250%, 03/01/2021	1,000,000	1,006,377
Parker Hannifin Corp.
3.500%, 09/15/2022	1,000,000	928,334

		14,198,227

Media & Broadcasting (0.79%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,015,637
Thomson Corp.
5.700%, 10/01/2014	1,000,000	1,116,529
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,139,543
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	546,456

		3,818,165

Mining & Metals (1.06%)
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	522,568
BHP Finance USA
4.800%, 04/15/2013	500,000	535,660
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,093,117
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,082,027
Alcoa Inc.
5.550%, 02/01/2017	500,000	528,728
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	557,202
Alcoa Inc.
5.870%, 02/23/2022	750,000	767,510

		5,086,812

Oil & Gas (2.32%)
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,518,362
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	527,726
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	543,395
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	564,703
Apache Corp.
5.625%, 01/15/2017	500,000	562,336
Shell International Finance
5.200%, 03/22/2017	500,000	555,014
Canadian National Resources
5.700%, 05/15/2017	500,000	559,416

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Weatherford International Inc.
6.350%, 06/15/2017	$500,000	$552,588
EOG Resources Inc.
5.875%, 09/15/2017	500,000	559,374
Husky Energy Inc.
6.200%, 09/15/2017	500,000	564,020
Encana Corp.
5.900%, 12/01/2017	500,000	560,240
Chevron Corp.
4.950%, 03/03/2019	1,000,000	1,103,374
ConocoPhillips
6.000%, 01/15/2020	500,000	574,174
Trans-Canada Pipelines
3.800%, 10/01/2020	1,000,000	962,582
Apache Corp.
3.625%, 02/01/2021	500,000	473,130
Occidental Petroleum Corp.
4.100%, 02/01/2021	1,000,000	990,439

		11,170,873

Retailers (2.71%)
CVS Corp.
5.750%, 08/15/2011	500,000	509,344
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,044,632
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	532,890
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,071,809
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,063,095
Walgreen Co.
4.875%, 08/01/2013	500,000	541,766
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,110,046
Target Corp.
5.875%, 07/15/2016	1,000,000	1,148,799
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	562,220
McDonald’s Corp.
5.300%, 03/15/2017	500,000	557,472
Target Corp.
5.375%, 05/01/2017	500,000	556,799
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	550,744
Home Depot Inc.
3.950%, 09/15/2020	1,000,000	973,804
Wal-Mart Stores Inc.
3.250%, 10/25/2020	2,000,000	1,868,184
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	998,394

		13,089,998

See accompanying notes to schedules of investments.	43

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (1.84%)
Vodafone Group PLC
5.500%, 06/15/2011	$500,000	$504,814
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	524,146
Alltel Corp.
7.000%, 07/01/2012	500,000	535,511
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,066,029
Vodafone Group PLC
4.150%, 06/10/2014	500,000	530,080
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,093,374
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,118,658
Vodafone Group PLC
5.450%, 06/10/2019	500,000	546,336
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,000,000	1,012,710
Vodafone Group PLC
4.375%, 03/16/2021	2,000,000	1,963,728

		8,895,386

Transportation (0.29%)
United Parcel Services Inc.
3.125%, 01/15/2021	1,500,000	1,389,890

Utilities & Energy (6.38%)
Appalachian Power Co.
5.550%, 04/01/2011	500,000	500,000
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	516,332
Appalachian Power Co.
5.650%, 08/15/2012	500,000	527,111
Northern States Power Co.
8.000%, 08/28/2012	500,000	547,292
Southern California Gas
4.800%, 10/01/2012	500,000	527,971
Georgia Power Co.
5.125%, 11/15/2012	200,000	212,801
Virginia Electric & Power
5.100%, 11/30/2012	500,000	531,766
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,066,893
Florida Power Corp.
4.800%, 03/01/2013	500,000	530,341
Public Service of Colorado
4.875%, 03/01/2013	500,000	532,016
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	523,852
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,061,990
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	533,679
PSI Energy
5.000%, 09/15/2013	1,000,000	1,077,303

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
NSTAR Electric Co.
4.875%, 04/15/2014	$1,000,000	$1,076,076
Union Electric Co.
5.500%, 05/15/2014	500,000	535,910
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,060,985
Union Electric Co.
4.750%, 04/01/2015	500,000	531,096
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	536,318
Southwestern Electric Power
5.375%, 04/15/2015	500,000	531,432
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	557,118
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,113,379
Virginia Electric & Power
5.400%, 01/15/2016	500,000	555,820
Ohio Power Co.
6.000%, 06/01/2016	500,000	562,713
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	561,175
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	553,377
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	555,790
Georgia Power Co.
5.700%, 06/01/2017	500,000	560,974
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,093,119
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	557,168
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,104,532
Union Electric Co.
6.400%, 06/15/2017	500,000	567,252
Florida Power Corp.
5.800%, 09/15/2017	500,000	566,408
Virginia Electric & Power
5.950%, 09/15/2017	500,000	572,256
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	561,233
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	555,310
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	502,744
Southern California Gas
5.450%, 04/15/2018	500,000	550,330
Pacificorp
5.650%, 07/15/2018	500,000	561,544
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	638,668
Alabama Power Co.
3.375%, 10/01/2020	1,000,000	943,176

44	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Pacific Gas & Electric
3.500%, 10/01/2020	$1,000,000	$926,821
Kentucky Utilities (a)
3.250%, 11/01/2020	1,000,000	926,180
Appalachian Power Co.
4.600%, 03/30/2021	500,000	492,760
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	565,554
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,123,904

		30,790,469

Total Corporate Bonds
(cost $182,254,072)		193,282,716

Taxable Municipal Bonds (0.43%)
Illinois State
3.850%, 06/01/2013	1,000,000	1,008,410
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,065,320

Total Taxable Municipal Bonds
(cost $1,985,475)		2,073,730

Commercial Mortgage-Backed Securities (0.87%)
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	2,086,214
Morgan Stanley Capital Series
2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	2,110,796

Total Commercial Mortgage-Backed Securities
(cost $3,892,943)		4,197,010

Government Agency Securities (b) (20.45%)
Agency Notes & Bonds (1.90%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,618,965
Federal National Mortgage Association
4.375%, 09/15/2012	1,500,000	1,581,496
5.500%, 05/10/2027	5,000,000	5,318,875
7.125%, 01/15/2030	500,000	660,046

		9,179,382

Mortgage-Backed Securities (18.55%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	248,104	265,527
5.000%, 09/01/2018	238,798	258,270
5.000%, 09/01/2018	159,362	170,553
4.500%, 11/01/2018	494,469	523,197
5.500%, 11/01/2018	164,258	177,902
5.000%, 01/01/2019	203,826	218,395
5.000%, 04/01/2019	212,229	227,398
4.000%, 05/01/2019	246,561	257,926
4.500%, 05/01/2019	307,658	325,532
5.500%, 06/01/2019	351,757	381,856
5.000%, 01/01/2020	231,187	247,711

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.500%, 04/01/2020	$318,328	$345,468
5.500%, 07/01/2020	546,947	593,748
6.000%, 07/01/2021	495,159	539,413
4.500%, 05/01/2024	1,714,143	1,799,802
4.500%, 05/01/2024	602,976	632,542
4.500%, 09/01/2024	1,320,105	1,384,835
4.000%, 10/01/2024	1,628,665	1,676,761
5.000%, 10/01/2024	1,501,297	1,596,173
4.000%, 01/01/2025	1,559,357	1,605,163
4.000%, 07/01/2025	1,762,277	1,814,319
6.000%, 11/01/2028	28,462	31,312
6.500%, 06/01/2029	53,201	60,125
7.500%, 12/01/2030	1,743	2,023
7.000%, 07/01/2031	4,852	5,585
6.500%, 09/01/2031	9,513	10,752
6.000%, 11/01/2032	117,251	128,992
6.000%, 12/01/2032	55,922	61,522
5.500%, 05/01/2033	1,022,939	1,098,841
5.500%, 07/01/2033	884,013	949,607
5.000%, 08/01/2033	643,178	675,958
5.500%, 03/01/2034	317,367	340,519
5.000%, 04/01/2034	477,962	501,873
6.000%, 07/01/2034	761,763	835,901
5.500%, 05/01/2035	942,216	1,014,778
5.000%, 05/01/2035	978,495	1,027,676
4.500%, 08/01/2035	485,810	497,285
5.000%, 10/01/2035	528,781	554,574
6.500%, 08/01/2036	523,082	587,558
5.500%, 10/01/2037	792,255	846,955
5.500%, 11/01/2037	1,064,620	1,138,125
6.000%, 01/01/2038	401,910	437,384
6.000%, 01/01/2038	798,644	869,135
5.000%, 06/01/2039	1,458,640	1,524,320
4.500%, 06/01/2039	1,714,294	1,745,145
4.500%, 10/01/2039	2,437,820	2,481,691
5.000%, 10/01/2039	2,156,375	2,253,472
5.000%, 01/01/2040	829,195	866,532
4.500%, 02/01/2040	850,954	866,268
Federal National Mortgage Association
6.000%, 09/01/2013	40,124	41,931
5.500%, 12/01/2016	43,370	47,041
5.500%, 01/01/2017	29,159	31,626
5.500%, 01/01/2017	171,727	186,260
6.500%, 01/01/2017	29,382	32,200
5.500%, 02/01/2017	160,665	174,262
5.000%, 03/01/2017	155,383	166,368
6.000%, 04/01/2017	28,132	30,752
5.500%, 01/01/2018	78,522	85,217
5.000%, 02/01/2018	228,909	245,092
5.000%, 05/01/2018	372,378	398,703
5.000%, 05/01/2018	362,589	388,222
4.500%, 05/01/2018	371,161	393,014
4.500%, 05/01/2018	418,523	443,164
5.000%, 05/01/2018	178,476	191,008

See accompanying notes to schedules of investments.	45

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
4.500%, 03/01/2019	$271,009	$286,752
5.500%, 10/01/2019	587,451	641,574
5.000%, 11/01/2019	478,784	512,333
4.500%, 12/01/2019	294,062	310,825
5.000%, 06/01/2020	551,462	590,793
4.500%, 09/01/2020	459,043	484,421
5.000%, 05/01/2021	664,385	710,212
5.500%, 05/01/2021	420,831	460,917
4.500%, 04/01/2023	371,831	390,587
5.000%, 01/01/2024	803,620	854,405
4.500%, 04/01/2024	468,181	491,650
4.000%, 06/01/2024	1,397,054	1,438,092
4.500%, 11/01/2024	1,036,092	1,088,029
3.500%, 12/01/2025	984,306	988,277
7.500%, 09/01/2029	31,955	37,049
8.000%, 03/01/2030	3,703	3,810
6.500%, 05/01/2030	46,817	52,961
6.500%, 08/01/2031	11,754	13,297
7.000%, 08/01/2031	3,605	4,107
6.500%, 10/01/2031	30,705	34,735
6.000%, 11/01/2031	27,900	30,720
7.000%, 01/01/2032	45,907	53,021
6.500%, 03/01/2032	17,269	19,536
6.000%, 03/01/2032	35,047	38,590
7.000%, 04/01/2032	46,579	53,632
6.500%, 04/01/2032	85,986	97,270
6.500%, 05/01/2032	313,650	354,808
6.000%, 05/01/2032	28,482	31,361
7.000%, 06/01/2032	49,635	57,331
6.500%, 06/01/2032	22,733	25,717
7.000%, 06/01/2032	69,973	80,634
6.500%, 07/01/2032	108,390	122,615
6.000%, 08/01/2032	191,078	210,391
5.500%, 10/01/2032	528,765	569,715
6.500%, 10/01/2032	207,658	234,910
6.000%, 11/01/2032	209,867	231,079
6.000%, 01/01/2033	162,331	178,738
5.500%, 03/01/2033	151,076	162,682
5.500%, 03/01/2033	321,129	345,798
6.000%, 04/01/2033	295,170	324,820
5.000%, 05/01/2033	249,996	263,527
5.000%, 05/01/2033	368,648	388,602
5.000%, 08/01/2033	581,066	612,517
5.500%, 10/01/2033	404,063	435,103
5.000%, 03/01/2034	1,006,249	1,060,714
5.500%, 05/01/2034	658,864	709,471
6.000%, 07/01/2034	369,451	405,869
5.500%, 12/01/2034	841,267	905,368
5.500%, 04/01/2035	722,252	777,284
5.000%, 07/01/2035	843,288	887,483
5.500%, 07/01/2035	886,856	953,044
5.000%, 10/01/2035	684,392	720,260
5.000%, 11/01/2035	377,550	397,337
6.000%, 08/01/2036	781,131	853,249
6.000%, 12/01/2037	285,560	311,122
5.500%, 02/01/2038	786,583	842,092

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.500%, 06/01/2038	$1,969,022	$2,107,975
4.500%, 03/01/2039	1,723,857	1,759,997
4.500%, 05/01/2039	1,687,683	1,721,484
5.000%, 05/01/2039	1,566,156	1,646,278
5.000%, 11/01/2039	2,106,350	2,216,740
4.500%, 01/01/2040	1,702,800	1,735,306
4.500%, 09/01/2040	2,831,740	2,885,798
Government National Mortgage Association
6.000%, 05/15/2017	104,914	115,015
6.500%, 06/15/2028	60,416	68,414
6.000%, 11/15/2028	43,127	47,719
6.500%, 03/15/2029	75,232	85,203
7.000%, 06/15/2029	48,831	56,426
7.500%, 08/20/2030	13,858	16,075
6.000%, 01/15/2032	27,530	30,461
5.500%, 10/15/2033	428,446	467,051
5.000%, 11/20/2033	632,058	675,611
6.000%, 12/20/2033	188,242	206,301
5.500%, 11/15/2038	1,300,033	1,409,858
5.000%, 09/15/2039	2,033,052	2,159,801
4.500%, 10/15/2039	2,725,456	2,816,731
5.000%, 12/15/2039	805,262	855,465
4.000%, 09/20/2040	3,927,115	3,933,458

		89,469,662

Total Government Agency Securities
(cost $94,797,136)		98,649,044

U.S. Treasury Obligations (33.86%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	633,476
8.125%, 08/15/2019	750,000	1,029,902
6.250%, 08/15/2023	11,000,000	13,660,625
6.875%, 08/15/2025	1,000,000	1,316,250
U.S. Treasury Notes
1.375%, 05/15/2013	5,000,000	5,054,700
2.625%, 07/31/2014	2,000,000	2,077,500
2.375%, 08/31/2014	1,000,000	1,029,375
4.250%, 11/15/2014	1,000,000	1,095,391
4.000%, 02/15/2015	2,000,000	2,172,188
4.125%, 05/15/2015	1,000,000	1,091,875
2.125%, 05/31/2015	5,000,000	5,054,700
4.250%, 08/15/2015	2,000,000	2,195,156
4.500%, 11/15/2015	10,000,000	11,094,530
4.500%, 02/15/2016	10,000,000	11,096,880
2.625%, 04/30/2016	1,000,000	1,017,657
3.250%, 07/31/2016	2,000,000	2,090,468
3.000%, 08/31/2016	1,000,000	1,031,094
2.750%, 05/31/2017	5,000,000	5,025,390
4.250%, 11/15/2017	12,000,000	13,081,872
3.500%, 02/15/2018	12,000,000	12,492,192
3.875%, 05/15/2018	2,000,000	2,126,562
3.750%, 11/15/2018	17,000,000	17,860,625
3.125%, 05/15/2019	2,000,000	1,999,844
3.625%, 08/15/2019	2,000,000	2,067,500
3.375%, 11/15/2019	10,000,000	10,109,380

46	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
3.625%, 02/15/2020	$30,000,000	$30,815,640
3.500%, 05/15/2020	5,000,000	5,067,600
Total U.S. Treasury Obligations

(cost $162,013,801)		163,388,372

	Shares	Value
Short-term Investments (3.87%)
JPMorgan U.S. Government Money Market Fund	18,692,466	$18,692,466

Total Short-term Investments
(cost $18,692,466)		18,692,466

TOTAL INVESTMENTS (99.54%)
(cost $463,635,893)		480,283,338
OTHER ASSETS, NET OF LIABILITIES (0.46%)		2,211,066

NET ASSETS (100.00%)		$482,494,404

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $926,180 or 0.19% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	47

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (94.49%)
Alabama (3.22%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	$1,000,000	$1,048,250
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,085,044
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	529,875
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,024,120
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,335,219
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,015,300

					8,037,808

Alaska (1.75%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	998,370
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,321,410
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,053,806

					4,373,586

Arizona (4.30%)
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2018	Aa2	2,100,000	2,328,102
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	909,612
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,346,397
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,066,850
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,481,340
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,544,709
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,061,120

					10,738,130

Arkansas (0.97%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Seres 2010	3.000%	11/15/2020	AA+	150,000	141,096
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Seres 2010	4.000%	11/15/2021	AA+	1,000,000	1,030,580
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2022	Aa3	1,270,000	1,240,472

					2,412,148

California (6.84%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,508,835
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A+	900,000	908,901
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA	1,395,000	1,473,566
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA	450,000	473,409
State of California, General Obligation Bonds	5.250%	02/01/2019	A-	2,200,000	2,297,020
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	951,012
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	564,127
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A-	600,000	608,934
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	985,380
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	859,317

48	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	$1,195,000	$1,223,345
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A-	1,300,000	1,342,094
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	882,849
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	1,000,000	990,460
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,050,270
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	978,160

					17,097,679

Colorado (1.16%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	NR	1,320,000	1,366,873
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2	250,000	259,842
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	Aa2	1,185,000	1,283,971

					2,910,686

Connecticut (1.66%)
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2021	Aa2	265,000	274,582
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,058,571
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2023	Aaa	1,230,000	1,270,344
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	929,432
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	606,577

					4,139,506

Delaware (1.22%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A	1,625,000	1,684,248
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A (Prerefunded to 12-01-2018 @ 100) (c)	5.000%	12/01/2028	NR	1,120,000	1,307,163
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	50,000	52,326

					3,043,737

Florida (5.92%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2019	Aa3	2,085,000	2,307,052
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	1,500,000	1,487,595
JEA Florida, Electric System Revenue Bonds, Series Three D-1	4.000%	10/01/2021	AA-	1,000,000	996,600
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	AA	1,265,000	1,240,282
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,333,763
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	963,770
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A	5.000%	10/01/2026	A	1,350,000	1,361,866
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2026	Aa2	400,000	407,852
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	941,800
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	Aa1	1,700,000	1,757,018

					14,797,598

See accompanying notes to schedules of investments.	49

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (1.47%)
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	$1,000,000	$1,051,320
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	AA-	320,000	317,830
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	1,000,000	1,088,860
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	1,205,000	1,213,363

					3,671,373

Hawaii (0.88%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,203,680

Idaho (1.23%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002 (Prerefunded to 07-30-2012 @ 100) (c)	5.125%	07/30/2019	AA-	500,000	530,850
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,056,450
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,483,654

					3,070,954

Illinois (1.86%)
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	4,900,000	4,642,505

Indiana (1.92%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2019	Aa3	2,005,000	2,069,541
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	AA+	1,310,000	1,361,915
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	961,110
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	395,000	415,615

					4,808,181

Iowa (3.09%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa1	1,245,000	1,300,104
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	850,000	882,122
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,439,892
City of Des Moines, Iowa, General Obligation Bonds, Series 2008D	4.250%	06/01/2025	Aa1	1,015,000	1,016,350
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,805,599
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,271,245

					7,715,312

Kansas (5.19%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	730,000	758,068
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa1	620,000	648,061
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	245,000	252,911
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	4.250%	10/01/2022	Aaa	4,265,000	4,379,046
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aaa	1,000,000	1,042,510
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	1,904,952

50	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	$2,460,000	$2,529,470
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	1,400,000	1,457,960

					12,972,978

Kentucky (2.80%)
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2019	Aa3	1,005,000	1,030,959
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2025	A1	2,700,000	2,574,180
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,004,900
Northern Kentucky University, General Receipts Bonds, 2007 Series A	4.300%	09/01/2026	A1	2,545,000	2,388,966

					6,999,005

Louisiana (0.37%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	AA-	900,000	935,874

Maine (0.41%)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	1,000,000	1,017,470

Maryland (0.99%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,321,775
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015) (c)	5.000%	06/01/2023	Aaa	1,000,000	1,143,950

					2,465,725

Massachusetts (0.35%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	AA	800,000	879,200

Michigan (1.21%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2019	AA	500,000	503,420
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	982,406
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2021	AA	500,000	498,755
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,037,320

					3,021,901

Minnesota (1.48%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	A1	2,500,000	2,639,875
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,059,790

					3,699,665

Mississippi (1.05%)
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	3.000%	03/01/2019	AA-	500,000	470,065
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2020	AA-	1,000,000	1,082,840
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation Refunding Project)	5.000%	03/01/2021	AA-	1,000,000	1,075,820

					2,628,725

See accompanying notes to schedules of investments.	51

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Missouri (1.06%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	$535,000	$536,493
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,041,280
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,067,270

					2,645,043

Montana (0.14%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	341,441

Nebraska (1.32%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,681,736
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	1,500,000	1,614,540

					3,296,276

New Hampshire (0.87%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa2	610,000	639,463
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa2	980,000	1,019,455
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	A1	500,000	518,295

					2,177,213

New Jersey (3.77%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	A2	1,300,000	1,331,057
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	2,000,000	1,965,640
County of Essex, New Jersey, General Obligation Bonds, Series 2010, County College Bonds, Series 2010C (Tax-Exempt)	5.000%	08/01/2019	Aa2	1,550,000	1,724,809
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.750%	11/01/2019	AA	1,735,000	1,675,090
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2020	AA	1,550,000	1,486,295
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa1	1,205,000	1,247,946

					9,430,837

New Mexico (3.10%)
New Mexico Finance Authority, State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	5.000%	06/15/2018	Aa1	4,000,000	4,623,240
City of Santa Fe, New Mexico, General Obligation Bonds, Series 2010	4.000%	08/01/2022	AA	570,000	582,950
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa1	1,000,000	1,016,189
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	495,051
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa1	1,000,000	1,031,780

					7,749,210

New York (5.68%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa1	1,300,000	1,356,173
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2019	Aa2	1,575,000	1,604,452
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	2,310,000	2,231,945

52	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	$1,000,000	$1,057,550
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2021	AA+	430,000	440,544
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa2	1,000,000	1,028,400
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,322,985
Miller Place Union Free School District in the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2025	Aa2	685,000	652,764
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2025	AA+	510,000	493,246
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	Aa2	1,000,000	1,035,000
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	AA-	1,000,000	1,001,150
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa1	950,000	958,664
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa1	995,000	999,189

					14,182,062

North Carolina (3.36%)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,029,530
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	AA-	1,355,000	1,444,118
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,293,247
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,002,240
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,511,325
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	195,000	197,217
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,617,225
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	302,262

					8,397,164

Ohio (2.58%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	AA	1,000,000	1,028,640
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	774,045
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,104,680
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	Aa2	1,000,000	1,070,990
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,500,000	2,460,300

					6,438,655

Oklahoma (0.88%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,204,540
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	427,148
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	580,000	577,738

					2,209,426

Oregon (4.61%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	NR	1,000,000	1,057,360
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,070,000	1,119,734
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A1	705,000	747,025

See accompanying notes to schedules of investments.	53

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oregon (Cont.)
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa3	$1,825,000	$1,972,369
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,375,000	1,472,570
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2024	Aaa	1,500,000	1,512,360
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	Aa1	570,000	592,606
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	Aa1	330,000	343,088
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	Aa1	575,000	645,265
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,030,430
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	Aa1	940,000	1,031,584

					11,524,391

Rhode Island (1.04%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,050,780
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,021,840
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	521,825

					2,594,445

South Carolina (2.52%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,020,000	1,040,053
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,520,955
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	AA-	3,500,000	3,726,240

					6,287,248

South Dakota (0.32%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aa3	800,000	803,376

Tennessee (3.02%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	AA-	650,000	741,670
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	AA-	150,000	169,125
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	AA-	490,000	548,746
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	175,000	180,992
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,055,230
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	900,000	919,512
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	AA+	425,000	433,300
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,291,648
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,215,056

					7,555,279

54	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (2.18%)
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	$775,000	$804,280
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,099,780
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,619,955
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA-	900,000	912,186

					5,436,201

Utah (0.31%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	NR	680,000	766,394

Virginia (2.05%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	900,000	1,008,432
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa3	520,000	544,492
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,620,649
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,021,780
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	900,000	919,629

					5,114,982

Washington (3.78%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,420,000	1,526,557
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,138,840
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,590,350
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	684,053
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	1,140,000	1,147,433
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	450,193
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa3	900,000	907,389

					9,444,815

Wisconsin (0.56%)
City of Fond Du Lac, Fon Du Lac County, Wisconsin, General Obligation Refunding Bonds, Series 2010	4.250%	03/01/2023	AA-	500,000	505,160
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aaa	850,000	885,062

					1,390,222

Total Long-term Municipal Bonds
(cost $234,702,790)					236,068,106

See accompanying notes to schedules of investments.	55

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Shares	Value
Short-term Investments (4.32%)
JPMorgan Tax Free Money Market Fund	10,778,989	$10,778,989

Total Short-term Investments
(cost $10,778,989)		10,778,989

TOTAL INVESTMENTS (98.81%)
(cost $245,481,779)		246,847,095
OTHER ASSETS, NET OF LIABILITIES (1.19%)		2,974,916

NET ASSETS (100.00%)		$249,822,011

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Long-term Municipal Bonds consisted of 2.52% Advanced Refund Bonds, 41.32% General Obligation Bonds and 56.16% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

NR - Not Rated

56	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2011

(Unaudited)

	Principal amount	Value
Short-term Investments (100.67%)
Agriculture, Foods, & Beverage (8.37%)
Coca-Cola Co. (a)
0.230%, 04/11/2011	$4,000,000	$3,999,744
0.220%, 05/18/2011	850,000	849,756
0.210%, 06/03/2011	2,000,000	1,999,265
Nestle Finance International Ltd.
0.160%, 05/03/2011	5,000,000	4,999,289
0.170%, 05/03/2011	7,975,000	7,973,795

		19,821,849

Automotive (10.56%)
American Honda Finance Corp.
0.220%, 04/05/2011	2,900,000	2,899,929
0.240%, 05/25/2011	4,000,000	3,998,560
0.240%, 06/17/2011	5,100,000	5,097,382
Toyota Motor Credit Corp.
0.220%, 06/14/2011	13,000,000	12,994,121

		24,989,992

Financial Services (10.96%)
General Electric Capital Corp.
0.210%, 04/07/2011	11,950,000	11,949,582
0.220%, 06/20/2011	1,000,000	999,511
PACCAR Financial Corp.
0.160%, 04/08/2011	1,300,000	1,299,960
0.240%, 04/20/2011	5,700,000	5,699,278
0.230%, 05/12/2011	6,000,000	5,998,428

		25,946,759

Government Agency Securities (b) (41.74%)
Federal Home Loan Bank
0.130%, 04/15/2011	7,000,000	6,999,646
0.115%, 04/25/2011	7,000,000	6,999,463
0.129%, 04/29/2011	4,000,000	3,999,599
0.120%, 05/04/2011	10,000,000	9,998,900
0.060%, 05/05/2011	7,000,000	6,999,603
0.060%, 05/06/2011	1,400,000	1,399,918
0.100%, 05/13/2011	8,800,000	8,798,973
0.130%, 05/16/2011	1,000,000	999,838
0.140%, 06/01/2011	11,000,000	10,997,391
0.120%, 06/15/2011	18,000,000	17,995,500
Federal Home Loan Mortgage Corp.
0.120%, 05/02/2011	2,500,000	2,499,742
0.115%, 06/06/2011	8,000,000	7,998,313
0.122%, 06/20/2011	8,100,000	8,097,804
Federal National Mortgage Association
0.170%, 04/27/2011	2,000,000	1,999,754
0.124%, 06/08/2011	3,000,000	2,999,297

		98,783,741

Machinery & Manufacturing (5.09%)
Caterpillar Finance Service Corp.
0.160%, 04/01/2011	4,250,000	4,250,000
0.180%, 04/12/2011	7,800,000	7,799,571

		12,049,571

	Principal amount	Value
Short-term Investments (Cont.)
Oil & Gas (10.42%)
Chevron Corp.
0.130%, 04/08/2011	$1,655,000	$1,654,958
0.080%, 04/19/2011	10,000,000	9,999,600
Exxon Mobil Corp.
0.160%, 04/14/2011	12,000,000	11,999,307
0.120%, 05/09/2011	1,000,000	999,873

		24,653,738

	Shares	Value
Registered Investment Companies (0.22%)
JPMorgan U.S. Government Money
Market Fund	518,270	$518,270

	Principal amount	Value
Telecom & Telecom Equipment (2.03%)
AT&T Inc. (a)
0.250%, 04/25/2011	$910,000	$909,848
0.240%, 04/25/2011	3,000,000	2,999,520
0.240%, 04/29/2011	900,000	899,832

		4,809,200

See accompanying notes to schedules of investments.	57

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (11.28%)
U.S. Treasury Bill
0.157%, 04/28/2011	$3,000,000	$2,999,648
0.150%, 05/19/2011	4,000,000	3,999,200
0.160%, 06/16/2011	5,000,000	4,998,311
0.125%, 07/07/2011	5,000,000	4,998,323
0.101%, 08/11/2011	800,000	799,704
0.125%, 08/18/2011	8,900,000	8,895,705

		26,690,891

Total Short-term Investments
(cost $238,264,011)		238,264,011

TOTAL INVESTMENTS (100.67%)
(cost $238,264,011)		238,264,011
LIABILITIES, NET OF OTHER ASSETS (-0.67%)		(1,592,778)

NET ASSETS (100.00%)		$236,671,233

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, the value of these securities amounted to $11,657,965 or 4.93% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

58	See accompanying notes to schedules of investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Small/Mid Cap Equity Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Stock Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgement.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of March 31, 2011:

		Investments in Securities			Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$282,228,014	$—	$—	$282,228,014
Short-term Investments	3,393,506	—	—	3,393,506
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	184,658,273	—	—	184,658,273
Registered Investment Companies	1,984,403	—	—	1,984,403
Short-term Investments	2,767,346	—	—	2,767,346
International Equity Fund					—	(5,620)	—	(5,620)
Common Stocks (a)	114,133,854	—	—	114,133,854
Preferred Stocks (a)	4,505,827	—	—	4,505,827
Repurchase Agreement	—	4,563,966	—	4,563,966
S&P 500 Index Fund					—	—	—	—
Investments in securities in Master Portfolios	—	588,308,223	—	588,308,223
Small Cap Index Fund					162,094	—	—	162,094
Common Stocks (a)	313,618,225	66,843	6,210	313,691,278
Registered Investment Companies	3,217,272	—	—	3,217,272
Short-term Investments	6,137,171	679,970	—	6,817,141
International Index Fund					26,054	(7,354)	—	18,700
Common Stocks (a)	216,035,906	69,688	0	216,105,594
Preferred Stocks (a)	994,734	—	—	994,734
Repurchase Agreement	—	1,719,802	—	1,719,802
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	184,078,867	—	—	184,078,867
Bond Fund					—	—	—	—
Corporate Bonds	—	193,282,716	—	193,282,716
Taxable Municipal Bonds	—	2,073,730	—	2,073,730
Commercial Mortgaged-Backed Securities	—	4,197,010	—	4,197,010
Agency Notes & Bonds	—	9,179,382	—	9,179,382
Mortgage-Backed Securities	—	89,469,662	—	89,469,662
U.S. Treasury Obligations	—	163,388,372	—	163,388,372
Short-term Investments	18,692,466	—	—	18,692,466
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	236,068,106	—	236,068,106
Short-term Investments	10,778,989	—	—	10,778,989
Money Market Fund					—	—	—	—
Short-term Investments	518,270	237,745,741	—	238,264,011
(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath Retirement Fund					$—	$—	$—	$—
Investments in securities in Master Portfolios	$—	$694,508,347	$—	$694,508,347
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	1,112,189,286	—	1,112,189,286
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	971,319,493	—	971,319,493
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	730,986,694	—	730,986,694
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	55,096,063	—	55,096,063

There were no significant transfers of securities between Level 1 and Level 2 as of March 31, 2011 as compared to December 31, 2010.

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2010	$ 6,210
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in (a)	—
Transfers out (a)	—

Balance as of March 31, 2011	$ 6,210

(a) Using the end of the reporting period method for determining when transfers between levels are recognized

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2010 or for the period ended March 31, 2011. The remaining Funds did not hold any Level 3 securities as of December 31, 2010 or for the period ended March 31, 2011.

Repurchase agreements

The Funds, including the S&P 500 Index, LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of March 31, 2011. For the Feeder Funds, see the Notes to Schedules of Investments for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At March 31, 2011, the Tax Advantaged Bond Fund had no commitments for when-issued securities.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds as of March 31, 2011 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
S&P 500 Index Fund	S&P 500 Stock Master Portfolio	25.37%
LifePath Retirement Fund	LifePath Retirement Master Portfolio	50.36%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	46.20%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	47.20%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	46.20%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	37.65%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The Schedules of Investments of each Master Portfolio are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy.

As of March 31, 2011, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$232,852,788	$57,883,118	$(5,114,386)	$52,768,732
Small/Mid Cap Equity Fund	141,549,309	49,160,748	(1,300,035)	47,860,713
International Equity Fund	100,713,688	24,805,894	(2,315,935)	22,489,959
Small Cap Index Fund	264,948,871	98,537,471	(39,760,651)	58,776,820
International Index Fund	190,145,734	55,268,016	(26,593,620)	28,674,396
Equity and Bond Fund	201,883,974	3,387,077	(21,192,184)	(17,805,107)
Bond Fund	463,635,893	18,837,615	(2,190,170)	16,647,445
Tax Advantaged Bond Fund	245,481,779	4,219,391	(2,854,075)	1,365,316
Money Market Fund	238,264,011	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

The International Equity Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $745,290 as ordinary income for federal income tax purposes during 2010. The International Index Fund recognized unrealized appreciation (depreciation) of $215,734 as ordinary income for federal income tax purposes during 2010. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2010 was $1,834,308 for the International Equity Fund and $1,094,922 for the International Index Fund.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2011. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Financial instruments

The Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds entered into forward foreign currency contracts to decrease exposure to a given currency between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see Note 3 under Futures and foreign currency contracts.

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

3.	Futures and foreign currency contracts

As of March 31, 2011, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund

Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
864	Brazilian Real	State Street Bank and Trust Company	04/05/2011	(532)	$—	$(2)
1,329	Brazilian Real	State Street Bank and Trust Company	04/01/2011	(816)	—	(3)
42,356	Brazilian Real	State Street Bank and Trust Company	04/05/2011	(26,044)	—	(101)
65,105	Brazilian Real	State Street Bank and Trust Company	04/01/2011	(40,008)	—	(131)
20,477	British Pound	Barclays Bank PLC Wholesale	04/05/2011	(32,817)	31	—
22,971	Canadian Dollar	JPMorgan Chase Bank N.A	04/05/2011	(23,712)	—	(18)
57,276	Danish Krone	Royal Bank of Scotland PLC	04/05/2011	(10,906)	—	(19)
113,500	Danish Krone	Royal Bank of Scotland PLC	04/05/2011	(21,598)	—	(25)
20,163	Euro	Barclays Bank PLC Wholesale	04/01/2011	(28,420)	156	—
13,471	Euro	JPMorgan Chase Bank N.A	04/05/2011	(19,107)	—	(16)
11,187	Euro	Royal Bank of Scotland PLC	04/05/2011	(15,880)	—	(27)
23,861	Euro	Royal Bank of Scotland PLC	04/05/2011	(33,846)	—	(31)
5,399	Euro	State Street Bank and Trust Company	04/01/2011	(7,607)	44	—
313,365	Hong Kong Dollar	Credit Suisse London Branch (GFX)	04/01/2011	(40,247)	39	—
728,759	Hong Kong Dollar	State Street Bank and Trust Company	04/04/2011	(93,642)	46	—
4,302,161	Japanese Yen	Royal Bank of Scotland PLC	04/01/2011	(52,396)	—	(675)
2,426,904	Japanese Yen	State Street Bank and Trust Company	04/05/2011	(29,304)	—	(127)
6,912,700	Japanese Yen	UBS AG	04/04/2011	(83,277)	—	(172)
(526,568)	South African Rand	Morgan Stanley and Co. Inc.	04/05/2011	76,629	—	(1,209)
(2,265,233)	South African Rand	Royal Bank of Scotland PLC	04/06/2011	331,825	—	(3,021)
(1,537,560)	South African Rand	State Street Bank and Trust Company	04/07/2011	226,826	—	(359)

					316	(5,936)

International Index Fund

Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
98,911	Australian Dollar	UBS AG	06/15/2011	(100,000)	$1,401	$—
51,704	British Pound	Citibank N.A.	06/15/2011	(83,000)	—	(56)
248,441	British Pound	Citibank N.A.	06/15/2011	(400,000)	—	(1,451)
187,175	Euro	Morgan Stanley and Co. Inc.	06/15/2011	(258,000)	7,264	—
423,786	Euro	Morgan Stanley and Co. Inc.	06/15/2011	(600,000)	589	—
14,349,502	Japanese Yen	UBS AG	06/15/2011	(173,000)	—	(489)
32,387,000	Japanese Yen	UBS AG	06/15/2011	(400,000)	—	(10,640)
90,805	Swiss Franc	UBS AG	06/15/2011	(100,000)	—	(1,138)
(49,519)	Australian Dollar	Citibank N.A.	06/15/2011	49,000	—	(2,220)
(303,534)	Hong Kong Dollar	Morgan Stanley and Co. Inc.	06/15/2011	39,000	—	(46)
(36,325)	Swiss Franc	Citibank N.A.	06/15/2011	39,000	—	(568)

				Total	$9,254	$(16,608)

STATE FARM MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

The Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2011:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	66	$5,393,126	$5,555,220	Long	June ‘11	$162,094

Total							$162,094

International Index Fund	Euro Stoxx 50 Index	39	1,563,298	1,571,900	Long	June ‘11	8,602
International Index Fund	FTSE 100 Index	13	1,213,930	1,227,189	Long	June ‘11	13,259
International Index Fund	Hang Seng Index	1	147,624	151,153	Long	April ‘11	3,529
International Index Fund	ASX SPI 200 Index	4	484,748	503,211	Long	June ‘11	18,463
International Index Fund	Nikkei 225 Index	18	1,052,807	1,051,695	Long	June ‘11	(1,112)
International Index Fund	TOPIX Index	2	224,911	208,224	Long	June ‘11	(16,687)

Total							$26,054

(1)

“S&P 500”® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE®Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks
Consumer Discretionary - 11.2%
Auto Components - 0.3%
The Goodyear Tire & Rubber Co. (a)	46,147	$691,282
Johnson Controls, Inc.	128,656	5,348,230

		6,039,512

Automobiles - 0.5%
Ford Motor Co. (a)	718,497	10,712,790
Harley-Davidson, Inc.	44,735	1,900,790

		12,613,580

Distributors - 0.1%
Genuine Parts Co. (b)	29,945	1,606,250

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	23,361	974,387
DeVry, Inc.	11,735	646,247
H&R Block, Inc. (b)	58,143	973,314

		2,593,948

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	81,972	3,144,446
Darden Restaurants, Inc.	26,229	1,288,631
International Game Technology (b)	56,751	921,069
Marriott International, Inc., Class A (b)	55,210	1,964,372
McDonald’s Corp.	198,168	15,078,603
Starbucks Corp. (b)	141,696	5,235,667
Starwood Hotels & Resorts Worldwide, Inc.	36,500	2,121,380
Wyndham Worldwide Corp. (b)	32,968	1,048,712
Wynn Resorts Ltd.	14,439	1,837,363
Yum! Brands, Inc.	88,788	4,561,927

		37,202,170

Household Durables - 0.4%
D.R. Horton, Inc.	53,370	621,761
Fortune Brands, Inc.	29,141	1,803,536
Harman International Industries, Inc.	13,232	619,522
Leggett & Platt, Inc. (b)	27,949	684,751
Lennar Corp., Class A	30,519	553,004
Newell Rubbermaid, Inc.	55,194	1,055,861
Pulte Homes, Inc. (a)	64,217	475,206
Stanley Black & Decker, Inc.	31,759	2,432,739
Whirlpool Corp.	14,444	1,232,940

		9,479,320

Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	67,676	12,190,478
Expedia, Inc. (b)	38,190	865,385
NetFlix, Inc. (a)	8,339	1,979,095
priceline.com, Inc. (a)(b)	9,336	4,728,124

		19,763,082

Leisure Equipment & Products - 0.1%
Hasbro, Inc. (b)	26,029	1,219,198

67

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Leisure Equipment & Products (Cont.)
Mattel, Inc. (b)	66,230	$1,651,114

		2,870,312

Media - 3.3%
CBS Corp., Class B	127,715	3,197,984
Cablevision Systems Corp.	44,175	1,528,897
Comcast Corp., Class A (b)	527,376	13,036,735
DIRECTV, Class A (a)	150,724	7,053,883
Discovery Communications, Inc. (a)(b)	53,480	2,133,852
Gannett Co., Inc.	45,522	693,300
Interpublic Group of Cos., Inc.	92,914	1,167,929
The McGraw-Hill Cos., Inc.	58,250	2,295,050
News Corp., Class A	433,776	7,617,107
Omnicom Group, Inc. (b)	53,951	2,646,836
Scripps Networks Interactive, Inc., Class A (b)	17,206	861,848
Time Warner Cable, Inc.	65,224	4,653,080
Time Warner, Inc.	207,575	7,410,427
Viacom, Inc., Class B	113,389	5,274,856
The Walt Disney Co. (b)	360,715	15,543,209
The Washington Post Co., Class B (b)	1,001	437,998

		75,552,991

Multiline Retail - 1.6%
Big Lots, Inc. (a)	14,333	622,482
Family Dollar Stores, Inc.	24,005	1,231,937
J.C. Penney Co., Inc. (b)	44,958	1,614,442
Kohl’s Corp.	55,537	2,945,682
Macy’s, Inc. (b)	80,400	1,950,504
Nordstrom, Inc.	31,883	1,430,909
Sears Holdings Corp. (a)(b)	8,255	682,276
Target Corp.	134,495	6,726,095
Wal-Mart Stores, Inc. (b)	372,117	19,368,690

		36,573,017

Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A	16,643	976,944
AutoNation, Inc. (a)(b)	12,174	430,594
AutoZone, Inc. (a)(b)	5,078	1,389,138
Bed Bath & Beyond, Inc. (a)	48,330	2,332,889
Best Buy Co., Inc.	62,144	1,784,776
CarMax, Inc. (a)	42,841	1,375,196
GameStop Corp., Class A (a)(b)	28,753	647,518
The Gap, Inc. (b)	82,849	1,877,358
The Home Depot, Inc.	311,282	11,536,111
Limited Brands, Inc.	50,237	1,651,792
Lowe’s Cos., Inc.	262,120	6,927,832
O’Reilly Automotive, Inc. (a)(b)	26,806	1,540,273
RadioShack Corp.	20,092	301,581
Ross Stores, Inc.	22,624	1,609,019
The Sherwin-Williams Co. (b)	16,907	1,420,019
Staples, Inc.	136,654	2,653,821
The TJX Cos., Inc. (b)	75,179	3,738,652
Tiffany & Co.	24,008	1,475,051
Urban Outfitters, Inc. (a)	24,439	729,015

		44,397,579

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	56,179	2,923,555
NIKE, Inc., Class B	72,709	5,504,071

68

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Textiles, Apparel & Luxury Goods (Cont.)
Polo Ralph Lauren Corp.	12,424	$1,536,228
VF Corp. (b)	16,442	1,620,030

		11,583,884

Total Consumer Discretionary		260,275,645

Consumer Staples - 9.3%
Beverages - 2.4%
Brown-Forman Corp., Class B (b)	19,579	1,337,246
The Coca-Cola Co.	435,790	28,914,666
Coca-Cola Enterprises, Inc.	62,714	1,712,092
Constellation Brands, Inc. (a)	33,487	679,116
Dr Pepper Snapple Group, Inc. (b)	42,626	1,583,982
Molson Coors Brewing Co., Class B	30,166	1,414,484
PepsiCo, Inc. (b)	301,346	19,409,696

		55,051,282

Food & Staples Retailing - 1.4%
CVS Caremark Corp.	259,874	8,918,876
Costco Wholesale Corp. (b)	82,915	6,079,328
The Kroger Co. (b)	120,792	2,895,384
SUPERVALU, Inc. (b)	40,825	364,567
Safeway, Inc.	69,987	1,647,494
Sysco Corp. (b)	110,680	3,065,836
Walgreen Co.	175,206	7,032,769
Whole Foods Market, Inc. (b)	28,022	1,846,650

		31,850,904

Food Products - 1.6%
Archer Daniels Midland Co.	121,050	4,359,010
Campbell Soup Co. (b)	34,671	1,147,957
ConAgra Foods, Inc. (b)	82,758	1,965,503
Dean Foods Co. (a)	35,265	352,650
General Mills, Inc.	120,767	4,414,034
H.J. Heinz Co.	61,127	2,984,220
The Hershey Co.	29,358	1,595,607
Hormel Foods Corp. (b)	26,295	732,053
The J.M. Smucker Co.	22,613	1,614,342
Kellogg Co.	47,849	2,582,889
Kraft Foods, Inc., Class A	332,196	10,417,667
McCormick & Co., Inc. (b)	25,255	1,207,947
Sara Lee Corp.	118,229	2,089,106
Tyson Foods, Inc., Class A (b)	56,642	1,086,960

		36,549,945

Household Products - 2.0%
Colgate-Palmolive Co.	93,807	7,575,853
The Clorox Co. (b)	26,209	1,836,465
Kimberly-Clark Corp.	76,808	5,013,258
The Procter & Gamble Co.	531,991	32,770,646

		47,196,222

Personal Products - 0.3%
Avon Products, Inc. (b)	81,630	2,207,275
The Estee Lauder Cos., Inc., Class A (b)	21,750	2,095,830

69

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Consumer Staples (Cont.)
Personal Products (Cont.)
Mead Johnson Nutrition Co.	38,859	$2,251,102

		6,554,207

Tobacco - 1.6%
Altria Group, Inc.	397,357	10,343,203
Lorillard, Inc.	27,647	2,626,742
Philip Morris International, Inc. (b)	341,353	22,402,997
Reynolds American, Inc.	64,231	2,282,127

		37,655,069

Total Consumer Staples		214,857,629

Energy - 13.1%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	82,484	6,056,800
Cameron International Corp. (a)(b)	46,490	2,654,579
Diamond Offshore Drilling, Inc. (b)	13,203	1,025,873
FMC Technologies, Inc. (a)(b)	22,820	2,156,034
Halliburton Co.	173,485	8,646,492
Helmerich & Payne, Inc. (b)	20,197	1,387,332
Nabors Industries Ltd. (a)	54,349	1,651,123
National Oilwell Varco, Inc.	79,979	6,339,935
Noble Corp.	47,923	2,186,247
Rowan Cos., Inc. (a)(b)	23,994	1,060,055
Schlumberger Ltd.	258,512	24,108,829

		57,273,299

Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	94,261	7,721,861
Apache Corp.	72,701	9,518,015
Cabot Oil & Gas Corp. (b)	19,806	1,049,124
Chesapeake Energy Corp.	124,912	4,187,050
Chevron Corp. (b)	381,302	40,963,274
ConocoPhillips	271,553	21,686,223
CONSOL Energy, Inc. (b)	42,971	2,304,535
Denbury Resources, Inc. (a)(b)	76,168	1,858,499
Devon Energy Corp. (b)	81,106	7,443,098
EOG Resources, Inc. (b)	50,894	6,031,448
El Paso Corp.	133,859	2,409,462
Exxon Mobil Corp. (b)	941,854	79,238,177
Hess Corp.	57,085	4,864,213
Marathon Oil Corp.	134,912	7,192,159
Massey Energy Co.	19,650	1,343,274
Murphy Oil Corp.	36,631	2,689,448
Newfield Exploration Co. (a)	25,516	1,939,471
Noble Energy, Inc.	33,382	3,226,370
Occidental Petroleum Corp.	154,395	16,132,734
Peabody Energy Corp. (b)	51,391	3,698,096
Pioneer Natural Resources Co. (b)	22,119	2,254,369
QEP Resources, Inc.	33,487	1,357,563
Range Resources Corp. (b)	30,483	1,782,036
Southwestern Energy Co. (a)(b)	66,052	2,838,254
Spectra Energy Corp. (b)	123,198	3,348,522
Sunoco, Inc.	22,910	1,044,467
Tesoro Corp. (a)(b)	27,192	729,561
Valero Energy Corp. (b)	108,070	3,222,647
The Williams Cos., Inc.	111,345	3,471,737

		245,545,687

Total Energy		302,818,986

70

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Financials - 15.5%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	46,822	$2,859,888
The Bank of New York Mellon Corp.	235,876	7,045,616
The Charles Schwab Corp. (b)	189,702	3,420,327
E*Trade Financial Corp. (a)	42,020	656,773
Federated Investors, Inc., Class B (b)	17,586	470,425
Franklin Resources, Inc.	27,540	3,444,703
The Goldman Sachs Group, Inc.	98,867	15,667,453
Invesco Ltd.	87,444	2,235,069
Janus Capital Group, Inc.	35,433	441,850
Legg Mason, Inc.	28,915	1,043,542
Morgan Stanley	293,580	8,020,606
Northern Trust Corp.	45,984	2,333,688
State Street Corp.	95,387	4,286,692
T Rowe Price Group, Inc.	49,194	3,267,465

		55,194,097

Commercial Banks - 2.8%
BB&T Corp.	131,933	3,621,561
Comerica, Inc. (b)	33,574	1,232,837
Fifth Third Bancorp	174,317	2,419,520
First Horizon National Corp.	50,018	560,702
Huntington Bancshares, Inc.	163,975	1,088,794
KeyCorp	167,231	1,485,011
M&T Bank Corp.	22,837	2,020,389
Marshall & Ilsley Corp.	100,683	804,457
PNC Financial Services Group, Inc. (c)	99,816	6,287,410
Regions Financial Corp.	238,892	1,734,356
SunTrust Banks, Inc.	95,063	2,741,617
U.S. Bancorp	365,059	9,648,509
Wells Fargo & Co.	1,000,637	31,720,193
Zions BanCorp.	34,760	801,566

		66,166,922

Consumer Finance - 0.8%
American Express Co.	198,698	8,981,150
Capital One Financial Corp.	86,869	4,513,713
Discover Financial Services	103,563	2,497,940
SLM Corp. (a)	100,078	1,531,193

		17,523,996

Diversified Financial Services - 4.1%
Bank of America Corp. (b)	1,922,445	25,626,192
CME Group, Inc.	12,729	3,838,430
Citigroup, Inc. (a)	5,518,993	24,393,949
IntercontinentalExchange, Inc. (a)	13,939	1,722,024
JPMorgan Chase & Co. (b)	756,642	34,881,196
Leucadia National Corp. (b)	37,590	1,411,129
Moody’s Corp.	37,997	1,288,478
The NASDAQ OMX Group, Inc. (a)	28,443	734,967
NYSE Euronext	49,612	1,744,854

		95,641,219

Insurance - 3.8%
ACE Ltd.	63,733	4,123,525
Aon Corp.	63,267	3,350,620
Aflac, Inc.	89,312	4,713,887
The Allstate Corp. (b)	100,626	3,197,894

71

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Financials (Cont.)
Insurance (Cont.)
American International Group, Inc. (a)(b)	27,282	$958,690
Assurant, Inc.	18,982	730,997
Berkshire Hathaway, Inc., Class B (a)	328,781	27,495,955
Chubb Corp.	56,075	3,437,958
Cincinnati Financial Corp. (b)	30,959	1,015,455
Genworth Financial, Inc., Class A (a)	93,045	1,252,386
Hartford Financial Services Group, Inc.	84,472	2,274,831
Lincoln National Corp.	59,982	1,801,859
Loews Corp.	59,720	2,573,335
Marsh & McLennan Cos., Inc. (b)	103,344	3,080,685
MetLife, Inc. (b)	200,419	8,964,742
Principal Financial Group, Inc. (b)	60,935	1,956,623
The Progressive Corp.	125,366	2,648,984
Prudential Financial, Inc.	92,312	5,684,573
Torchmark Corp.	14,732	979,383
The Travelers Cos., Inc.	81,875	4,869,925
Unum Group	58,760	1,542,450
XL Group Plc	59,074	1,453,220

		88,107,977

Real Estate Investment Trusts (REITs) - 1.4%
Apartment Investment & Management Co.	22,435	571,419
AvalonBay Communities, Inc.	16,351	1,963,428
Boston Properties, Inc.	27,090	2,569,487
Equity Residential (b)	55,839	3,149,878
HCP, Inc.	76,178	2,890,193
Health Care REIT, Inc.	33,454	1,754,328
Host Hotels & Resorts, Inc. (b)	129,239	2,275,899
Kimco Realty Corp.	77,194	1,415,738
Plum Creek Timber Co., Inc. (b)	30,740	1,340,571
ProLogis	108,346	1,731,369
Public Storage	26,546	2,944,217
Simon Property Group, Inc.	56,407	6,044,574
Ventas, Inc. (b)	30,945	1,680,314
Vornado Realty Trust	31,048	2,716,700

		33,048,115

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc., Class A (a)	55,313	1,476,857

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	100,039	968,378
People’s United Financial, Inc.	68,692	864,145

		1,832,523

Total Financials		358,991,706

Health Care - 10.8%
Biotechnology - 1.3%
Amgen, Inc. (a)	177,113	9,466,690
Biogen Idec, Inc. (a)(b)	45,759	3,358,253
Celgene Corp. (a)(b)	88,304	5,080,129
Cephalon, Inc. (a)(b)	14,384	1,090,019
Genzyme Corp. (a)	49,611	3,777,878
Gilead Sciences, Inc. (a)(b)	151,056	6,410,817

		29,183,786

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	110,057	5,917,765
Becton Dickinson & Co.	41,999	3,343,960

72

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Health Care (Cont.)
Health Care Equipment & Supplies (Cont.)
Boston Scientific Corp. (a)	289,344	$2,080,383
C.R. Bard, Inc. (b)	16,153	1,604,155
CareFusion Corp. (a)	42,370	1,194,834
Covidien PLC	93,802	4,872,076
DENTSPLY International, Inc. (b)	26,998	998,656
Edwards Lifesciences Corp. (a)	21,794	1,896,078
Hospira, Inc. (a)(b)	31,652	1,747,191
Intuitive Surgical, Inc. (a)	7,383	2,461,935
Medtronic, Inc.	203,120	7,992,772
St. Jude Medical, Inc. (b)	61,831	3,169,457
Stryker Corp.	63,910	3,885,728
Varian Medical Systems, Inc. (a)(b)	22,802	1,542,327
Zimmer Holdings, Inc. (a)(b)	36,493	2,208,921

		44,916,238

Health Care Providers & Services - 2.0%
Aetna, Inc.	73,033	2,733,625
AmerisourceBergen Corp. (b)	52,061	2,059,533
CIGNA Corp.	51,518	2,281,217
Cardinal Health, Inc. (b)	66,431	2,732,307
Coventry Health Care, Inc. (a)	28,447	907,175
DaVita, Inc. (a)(b)	18,255	1,560,985
Express Scripts, Inc. (a)	100,343	5,580,074
Humana, Inc. (a)(b)	32,013	2,238,989
Laboratory Corp. of America Holdings (a)(b)	18,969	1,747,614
McKesson Corp.	48,295	3,817,720
Medco Health Solutions, Inc. (a)	76,824	4,314,436
Patterson Cos., Inc.	18,026	580,257
Quest Diagnostics, Inc.	29,590	1,707,935
Tenet Healthcare Corp. (a)	90,436	673,748
UnitedHealth Group, Inc.	207,739	9,389,803
WellPoint, Inc.	71,326	4,977,842

		47,303,260

Health Care Technology - 0.1%
Cerner Corp. (a)(b)	13,620	1,514,544

Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	34,190	1,792,240
PerkinElmer, Inc.	21,536	565,751
Thermo Fisher Scientific, Inc. (a)(b)	74,137	4,118,310
Waters Corp. (a)(b)	17,346	1,507,367

		7,983,668

Pharmaceuticals - 5.2%
Abbott Laboratories	293,952	14,418,345
Allergan, Inc. (b)	58,061	4,123,492
Bristol-Myers Squibb Co.	323,362	8,546,458
Eli Lilly & Co.	193,503	6,805,500
Forest Laboratories, Inc. (a)	54,339	1,755,150
Johnson & Johnson (b)	519,536	30,782,508
Merck & Co., Inc.	585,610	19,330,986
Mylan, Inc. (a)	83,013	1,881,905
Pfizer, Inc.	1,518,638	30,843,538
Watson Pharmaceuticals, Inc. (a)(b)	23,899	1,338,583

		119,826,465

Total Health Care		250,727,961

73

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Industrials - 11.2%
Aerospace & Defense - 2.7%
The Boeing Co.	139,854	$10,339,406
General Dynamics Corp. (b)	70,792	5,419,835
Goodrich Corp. (b)	23,858	2,040,575
Honeywell International, Inc.	148,938	8,893,088
Huntington Ingalls Industries, Inc. (a)	1	41
ITT Corp. (b)	34,892	2,095,265
L-3 Communications Holdings, Inc.	21,499	1,683,587
Lockheed Martin Corp. (b)	54,491	4,381,076
Northrop Grumman Corp.	55,332	3,469,870
Precision Castparts Corp. (b)	27,248	4,010,361
Raytheon Co. (b)	68,321	3,475,489
Rockwell Collins, Inc.	29,466	1,910,281
United Technologies Corp. (b)	174,834	14,799,698

		62,518,572

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (b)	31,541	2,338,134
Expeditors International of Washington, Inc.	40,305	2,020,893
FedEx Corp.	59,836	5,597,658
United Parcel Service, Inc., Class B	187,496	13,934,703

		23,891,388

Airlines - 0.1%
Southwest Airlines Co. (b)	141,989	1,793,321

Building Products - 0.0%
Masco Corp. (b)	68,016	946,783

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	20,387	855,439
Cintas Corp.	24,008	726,722
Iron Mountain, Inc.	38,024	1,187,490
Pitney Bowes, Inc. (b)	38,705	994,331
R.R. Donnelley & Sons Co. (b)	39,225	742,137
Republic Services, Inc. (b)	58,358	1,753,074
Stericycle, Inc. (a)(b)	16,220	1,438,227
Waste Management, Inc.	90,314	3,372,325

		11,069,745

Construction & Engineering - 0.2%
Fluor Corp. (b)	33,534	2,470,114
Jacobs Engineering Group, Inc. (a)(b)	24,005	1,234,577
Quanta Services, Inc. (a)	40,932	918,105

		4,622,796

Electrical Equipment - 0.6%
Emerson Electric Co.	143,238	8,369,396
First Solar, Inc. (a)(b)	10,279	1,653,274
Rockwell Automation, Inc. (b)	27,037	2,559,052
Roper Industries, Inc. (b)	18,108	1,565,618

		14,147,340

Industrial Conglomerates - 2.5%
3M Co. (b)	135,203	12,641,480
General Electric Co.	2,016,912	40,439,086
Textron, Inc. (b)	52,427	1,435,976

74

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Industrials (Cont.)
Industrial Conglomerates (Cont.)
Tyco International Ltd.	89,986	$4,028,673

		58,545,215

Machinery - 2.4%
Caterpillar, Inc.	121,340	13,511,209
Cummins, Inc.	37,580	4,119,520
Danaher Corp.	102,669	5,328,521
Deere & Co. (b)	79,974	7,748,681
Dover Corp.	35,432	2,329,300
Eaton Corp. (b)	64,656	3,584,529
Flowserve Corp. (b)	10,585	1,363,348
Illinois Tool Works, Inc.	94,671	5,085,726
Ingersoll-Rand Plc	62,600	3,024,206
Joy Global, Inc. (b)	19,903	1,966,615
PACCAR, Inc.	69,391	3,632,619
Pall Corp.	21,932	1,263,502
Parker Hannifin Corp.	30,748	2,911,221
Snap-on, Inc. (b)	11,070	664,864

		56,533,861

Professional Services - 0.1%
Dun & Bradstreet Corp. (b)	9,465	759,472
Equifax, Inc. (b)	23,312	905,671
Monster Worldwide, Inc. (a)(b)	24,861	395,290
Robert Half International, Inc. (b)	27,844	852,026

		2,912,459

Road & Rail - 0.9%
CSX Corp. (b)	70,350	5,529,510
Norfolk Southern Corp. (b)	67,624	4,684,315
Ryder System, Inc. (b)	9,748	493,249
Union Pacific Corp. (b)	93,262	9,170,452

		19,877,526

Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	28,003	1,815,435
W.W. Grainger, Inc. (b)	11,080	1,525,494

		3,340,929

Total Industrials		260,199,935

Information Technology - 17.9%
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,050,004	18,007,569
F5 Networks, Inc. (a)	15,337	1,573,116
Harris Corp.	24,299	1,205,230
JDS Uniphase Corp. (a)	42,587	887,513
Juniper Networks, Inc. (a)(b)	101,604	4,275,496
Motorola Mobility Holdings, Inc. (a)(b)	55,889	1,363,692
Motorola Solutions, Inc. (a)(b)	63,955	2,858,149
QUALCOMM, Inc.	312,218	17,118,913
Tellabs, Inc.	68,814	360,585

		47,650,263

Computers & Peripherals - 6.0%
Apple, Inc. (a)	174,991	60,975,614
Dell, Inc. (a)(b)	318,977	4,628,356
EMC Corp. (a)(b)	392,914	10,431,867

75

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Information Technology (Cont.)
Computers & Peripherals (Cont.)
Hewlett-Packard Co.	413,041	$16,922,290
International Business Machines Corp. (b)	231,643	37,774,024
Lexmark International, Inc., Class A (a)(b)	14,930	553,007
NetApp, Inc. (a)	69,874	3,366,529
SanDisk Corp. (a)	44,958	2,072,114
Teradata Corp. (a)	31,948	1,619,764
Western Digital Corp. (a)	44,002	1,640,835

		139,984,400

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies, Inc. (a)	65,553	2,935,463
Amphenol Corp., Class A	33,417	1,817,551
Corning, Inc.	297,393	6,135,218
FLIR Systems, Inc.	30,296	1,048,544
Jabil Circuit, Inc. (b)	37,239	760,793
Molex, Inc. (b)	26,235	659,023

		13,356,592

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	35,546	1,350,748
eBay, Inc. (a)	217,021	6,736,332
Google, Inc., Class A (a)	47,636	27,924,700
VeriSign, Inc.	32,944	1,192,902
Yahoo!, Inc. (a)	248,710	4,141,021

		41,345,703

IT Services - 1.4%
Automatic Data Processing, Inc. (b)	94,290	4,838,020
Cognizant Technology Solutions Corp., Class A (a)(b)	57,783	4,703,536
Computer Sciences Corp.	29,457	1,435,440
Fidelity National Information Services, Inc.	50,569	1,653,100
Fiserv, Inc. (a)	27,722	1,738,724
MasterCard, Inc., Class A	18,357	4,620,824
Paychex, Inc. (b)	61,141	1,917,382
SAIC, Inc. (a)(b)	55,789	943,950
Total System Services, Inc. (b)	30,855	556,007
Visa, Inc., Class A	92,051	6,776,795
The Western Union Co. (b)	122,609	2,546,589

		31,730,367

Office Electronics - 0.1%
Xerox Corp. (b)	265,808	2,830,855

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	109,321	940,161
Altera Corp. (b)	60,773	2,675,228
Analog Devices, Inc. (b)	56,908	2,241,037
Applied Materials, Inc. (b)	250,608	3,914,497
Broadcom Corp., Class A	90,330	3,557,195
Intel Corp. (b)	1,042,408	21,025,369
KLA-Tencor Corp. (b)	31,761	1,504,519
LSI Corp. (a)(b)	117,000	795,600
Linear Technology Corp.	43,089	1,449,083
MEMC Electronic Materials, Inc. (a)	43,740	566,870
Microchip Technology, Inc. (b)	35,788	1,360,302
Micron Technology, Inc. (a)	162,902	1,866,857
NVIDIA Corp. (a)(b)	110,353	2,037,116
National Semiconductor Corp.	45,798	656,743
Novellus Systems, Inc. (a)(b)	17,128	635,963
Teradyne, Inc. (a)(b)	35,201	626,930
Texas Instruments, Inc. (b)	222,622	7,693,816

76

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Information Technology (Cont.)
Semiconductors & Semiconductor Equipment (Cont.)
Xilinx, Inc. (b)	49,585	1,626,388

		55,173,674

Software - 3.6%
Adobe Systems, Inc. (a)(b)	96,131	3,187,704
Autodesk, Inc. (a)(b)	43,477	1,917,770
BMC Software, Inc. (a)	33,927	1,687,529
CA, Inc. (b)	72,658	1,756,870
Citrix Systems, Inc. (a)(b)	35,636	2,617,821
Compuware Corp. (a)	41,170	475,514
Electronic Arts, Inc. (a)(b)	63,497	1,240,096
Intuit, Inc. (a)	51,726	2,746,651
Microsoft Corp. (b)	1,404,268	35,612,236
Novell, Inc. (a)	67,203	398,514
Oracle Corp.	738,948	24,658,695
Red Hat, Inc. (a)	36,650	1,663,543
Salesforce.com, Inc. (a)	22,463	3,000,608
Symantec Corp. (a)	144,786	2,684,332

		83,647,883

Total Information Technology		415,719,737

Materials - 3.7%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	40,822	3,681,328
Airgas, Inc.	14,233	945,356
CF Industries Holdings, Inc.	13,543	1,852,547
The Dow Chemical Co. (b)	221,838	8,374,384
E.I. du Pont de Nemours & Co.	175,058	9,622,938
Eastman Chemical Co.	13,466	1,337,443
Ecolab, Inc. (b)	44,192	2,254,676
FMC Corp. (b)	13,643	1,158,700
International Flavors & Fragrances, Inc. (b)	15,243	949,639
Monsanto Co.	101,942	7,366,329
PPG Industries, Inc.	30,522	2,906,000
Praxair, Inc. (b)	57,611	5,853,278
Sigma-Aldrich Corp.	23,160	1,473,902

		47,776,520

Construction Materials - 0.0%
Vulcan Materials Co. (b)	24,512	1,117,747

Containers & Packaging - 0.1%
Ball Corp.	32,138	1,152,148
Bemis Co., Inc.	20,352	667,749
Owens-Illinois, Inc. (a)	31,095	938,758
Sealed Air Corp. (b)	30,256	806,625

		3,565,280

Metals & Mining - 1.2%
AK Steel Holding Corp. (b)	20,937	330,386
Alcoa, Inc. (b)	201,847	3,562,599
Allegheny Technologies, Inc. (b)	18,748	1,269,615
Cliffs Natural Resources, Inc. (b)	25,730	2,528,744
Freeport-McMoRan Copper & Gold, Inc.	179,780	9,986,779
Newmont Mining Corp.	93,692	5,113,709
Nucor Corp.	60,002	2,761,292
Titanium Metals Corp. (a)	17,365	322,642

77

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Materials (Cont.)
Metals & Mining (Cont.)
United States Steel Corp. (b)	27,305	$1,472,832

		27,348,598

Paper & Forest Products - 0.3%
International Paper Co.	83,523	2,520,724
MeadWestvaco Corp.	31,978	969,893
Weyerhaeuser Co.	102,032	2,509,987

		6,000,604

Total Materials		85,808,749

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. (b)	1,122,838	34,358,843
CenturyLink, Inc.	58,047	2,411,853
Frontier Communications Corp. (b)	188,753	1,551,550
Qwest Communications International, Inc.	331,007	2,260,778
Verizon Communications, Inc. (b)	537,173	20,702,647
Windstream Corp. (b)	95,783	1,232,727

		62,518,398

Wireless Telecommunication Services - 0.3%
American Tower Corp., Class A (a)	75,523	3,913,602
MetroPCS Communications, Inc. (a)(b)	50,122	813,981
Sprint Nextel Corp. (a)	567,978	2,635,418

		7,363,001

Total Telecommunication Services		69,881,399

Utilities - 3.2%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	91,325	3,209,160
Duke Energy Corp.	252,458	4,582,113
Edison International	61,884	2,264,336
Entergy Corp.	34,007	2,285,610
Exelon Corp. (b)	125,715	5,184,487
FirstEnergy Corp.	79,434	2,946,207
NextEra Energy, Inc.	79,956	4,407,175
Northeast Utilities (b)	33,524	1,159,930
PPL Corp. (b)	92,004	2,327,701
Pepco Holdings, Inc. (b)	42,749	797,269
Pinnacle West Capital Corp.	20,661	884,084
Progress Energy, Inc.	55,755	2,572,536
Southern Co. (b)	160,618	6,121,152

		38,741,760

Gas Utilities - 0.1%
EQT Corp. (b)	28,333	1,413,816
Nicor, Inc.	8,697	467,029
Oneok, Inc. (b)	20,327	1,359,470

		3,240,315

Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)(b)	125,762	1,634,906
Constellation Energy Group, Inc.	37,959	1,181,664

78

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Utilities (Cont.)
Independent Power Producers & Energy Traders (Cont.)
NRG Energy, Inc. (a)	47,015	$1,012,703

		3,829,273

Multi-Utilities - 1.2%
Ameren Corp. (b)	45,687	1,282,434
CMS Energy Corp.	47,889	940,540
Centerpoint Energy, Inc. (b)	80,693	1,416,969
Consolidated Edison, Inc.	55,457	2,812,779
DTE Energy Co. (b)	32,184	1,575,729
Dominion Resources, Inc.	110,327	4,931,617
Integrys Energy Group, Inc.	14,816	748,356
NiSource, Inc. (b)	53,046	1,017,422
PG&E Corp.	75,265	3,325,208
Public Service Enterprise Group, Inc. (b)	96,117	3,028,647
SCANA Corp. (b)	21,616	851,022
Sempra Energy (b)	45,681	2,443,933
TECO Energy, Inc.	40,813	765,652
Wisconsin Energy Corp. (b)	44,398	1,354,139
Xcel Energy, Inc. (b)	91,680	2,190,235

		28,684,682

Total Utilities		74,496,030

Total Long-Term Investments
(Cost - $1,853,566,030) - 98.9%		2,293,777,777

Short-Term Securities

Money Market Funds - 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23% (c)(d)(e)	276,200,038	276,200,038
BlackRock Cash Funds: Prime, SL Agency Shares, 0.22% (c)(d)(e)	42,612,901	42,612,901

		318,812,939

	Par (000)	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bill, 0.14%, 6/23/11 (f)(g)	4,500	4,499,095

Total Short-Term Securities
(Cost - $323,311,974) - 13.9%		323,312,034

Total Investments
(Cost - $2,176,878,004*) - 112.8%		2,617,089,811
Liabilities in Excess of Other Assets - (12.8)%		(297,932,249)

Net Assets - 100.0%		$2,319,157,562

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,257,370,019

Gross unrealized appreciation	$618,829,103
Gross unrealized depreciation	(259,109,311)

Net unrealized appreciation	$359,719,792

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

79

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	350,818,795	—	(74,618,757)[1]	276,200,038	$276,200,038	—	$203,731
BlackRock Cash Funds: Prime, SL Agency Shares	53,051,433	—	(10,438,532)[1]	42,612,901	$42,612,901	—	$30,268
PNC Financial Services Group, Inc.	98,114	1,702	—	99,816	$6,287,410	—	$9,811

[1]	Represents net activity.

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

381	S&P 500 Index	Chicago	June 2011	$25,165,050	$233,581

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives.)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

80

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011

(Unaudited)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$2,293,777,777	—	—	$2,293,777,777
Short-Term Securities:
Money Market Funds	318,812,939	—	—	318,812,939
U.S. Government Obligations	—	$4,499,095	—	4,499,095

Total	$2,612,590,716	$4,499,095	—	$2,617,089,811

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Assets:
Equity Contracts	$233,581	—	—	$233,581

Total	$233,581	—	—	$233,581

[1]	See above Schedule of Investments for values in each industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

81

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Affiliated Investment Companies
Master Portfolios - 71.4%
Active Stock Master Portfolio		$263,305,240
CoreAlpha Bond Master Portfolio		721,292,781

Total Master Portfolios		984,598,021

Exchange-Traded Funds - 28.2%
iShares Barclays TIPS Bond Fund (a)(b)	1,135,598	123,961,878
iShares Cohen & Steers Realty Majors Index Fund (a)	78,585	5,513,524
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	246,756	7,738,268
iShares MSCI Canada Index Fund (a)(b)	406,213	13,665,005
iShares MSCI EAFE Index Fund (a)(b)	1,543,597	92,754,744
iShares MSCI EAFE Small Cap Index Fund (a)(b)	287,408	12,456,263
iShares MSCI Emerging Markets Index Fund (a)(b)	757,513	36,883,308
iShares S&P MidCap 400 Index Fund (a)(b)	662,387	65,404,092
iShares S&P SmallCap 600 Index Fund (a)(b)	416,841	30,666,992

Total Exchange-Traded Funds
(Cost - $ 305,409,635*)		389,044,074

Money Market Funds - 11.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23% (a)(c)(d)	139,993,863	139,993,863
BlackRock Cash Funds: Prime, SL Agency Shares, 0.22% (a)(c)(d)	22,794,503	22,794,503

Total Money Market Funds
(Cost - $ 162,788,366*)		162,788,366

Total Affiliated Investment Companies - 111.4%		1,536,430,461
Liabilities in Excess of Other Assets - (11.4)%		(157,438,771)

Net Assets - 100.0%		$1,378,991,690

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$468,198,001

Gross unrealized appreciation	$83,634,439
Gross unrealized depreciation	—

Net unrealized appreciation	$83,634,439

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

82

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Unaudited)

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	75,437,346	64,556,517	[1]	—	139,993,863	$139,993,863	—	$99,360
BlackRock Cash Funds: Prime, SL Agency Shares	11,685,473	11,109,030	[1]	—	22,794,503	$22,794,503	—	$16,248
iShares Barclays TIPS Bond Fund	1,104,097	31,501		—	1,135,598	$123,961,878	—	$492,953
iShares Cohen & Steers Realty Majors Index Fund	71,293	7,292		—	78,585	$5,513,524	—	$34,173
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,940	34,816		—	246,756	$7,738,268	—	$38,565
iShares MSCI Canada Index Fund	402,132	9,072		(4,991)	406,213	$13,665,005	$(7,114)	—
iShares MSCI EAFE Index Fund	1,493,685	62,018		(12,106)	1,543,597	$92,754,744	$35,628	—
iShares MSCI EAFE Small Cap Index Fund	273,404	14,004		—	287,408	$12,456,263	—	—
iShares MSCI Emerging Markets Index Fund	740,724	16,789		—	757,513	$36,883,308	—	—
iShares S&P MidCap 400 Index Fund	761,894	—		(99,507)	662,387	$65,404,092	$2,967,151	$169,976
iShares S&P SmallCap 600 Index Fund	415,539	12,376		(11,074)	416,841	$30,666,992	$233,566	$55,442

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

83

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011

(Unaudited)

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$984,598,021	—	$984,598,021
Exchange-Traded Funds	$389,044,074	—	—	389,044,074
Money Market Funds	162,788,366	—	—	162,788,366

Total	$551,832,440	$984,598,021	—	$1,536,430,461

84

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Affiliated Investment Companies
Master Portfolios - 65.4%
Active Stock Master Portfolio		$720,126,449
CoreAlpha Bond Master Portfolio		853,478,917

Total Master Portfolios		1,573,605,366

Exchange-Traded Funds - 34.2%
iShares Barclays TIPS Bond Fund (a)(b)	1,286,338	140,416,656
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	532,007	37,325,611
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	1,664,225	52,190,096
iShares MSCI Canada Index Fund (a)(b)	1,044,929	35,151,412
iShares MSCI EAFE Index Fund (a)	3,994,127	240,007,092
iShares MSCI EAFE Small Cap Index Fund (a)(b)	747,570	32,399,684
iShares MSCI Emerging Markets Index Fund (a)(b)	1,960,396	95,451,681
iShares S&P MidCap 400 Index Fund (a)(b)	1,338,449	132,158,454
iShares S&P SmallCap 600 Index Fund (a)(b)	789,299	58,068,727

Total Exchange-Traded Funds
(Cost - $ 649,357,214*)		823,169,413

Money Market Funds - 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23% (b)(c)(d)	189,087,656	189,087,656
BlackRock Cash Funds: Prime, SL Agency Shares, 0.22% (b)(c)(d)	30,612,710	30,612,710

Total Money Market Funds
(Cost - $ 219,700,366*)		219,700,366

Total Affiliated Investment Companies - 108.7%		2,616,475,145
Liabilities in Excess of Other Assets -(8.7)%		(209,286,861)

Net Assets - 100.0%		$2,407,188,284

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$869,057,580

Gross unrealized appreciation	$173,812,199
Gross unrealized depreciation	—

Net unrealized appreciation	$173,812,199

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	181,776,362	7,311,294	[1]	—	189,087,656	$189,087,656	—	$229,777
BlackRock Cash Funds: Prime, SL Agency Shares	28,477,459	2,135,251	[1]	—	30,612,710	$30,612,710	—	$37,593
iShares Barclays TIPS Bond Fund	1,198,837	87,501		—	1,286,338	$140,416,656	—	$551,668
iShares Cohen & Steers Realty Majors Index Fund	523,257	8,750		—	532,007	$37,325,611	—	$250,811

85

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011

(Unaudited)

iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,606,198	58,027	—	1,664,225	$52,190,096	—	$292,265
iShares MSCI Canada Index Fund	978,834	66,095	—	1,044,929	$35,151,412	—	—
iShares MSCI EAFE Index Fund	3,855,084	139,043	—	3,994,127	$240,007,092	—	—
iShares MSCI EAFE Small Cap Index Fund	727,889	19,681	—	747,570	$32,399,684	—	—
iShares MSCI Emerging Markets Index Fund	1,894,873	65,523	—	1,960,396	$95,451,681	—	—
iShares S&P MidCap 400 Index Fund	1,417,544	38,093	(117,188)	1,338,449	$132,158,454	$2,679,343	$324,748
iShares S&P SmallCap 600 Index Fund	782,366	62,304	(55,371)	789,299	$58,068,727	$1,062,862	$109,437

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	—	$1,573,605,366	—	$1,573,605,366
Exchange-Traded Funds	$823,169,413	—	—	823,169,413
Money Market Funds	219,700,366	—	—	219,700,366

Total	$1,042,869,779	$1,573,605,366	—	$2,616,475,145

86

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Affiliated Investment Companies
Master Portfolios - 61.0%
Active Stock Master Portfolio		$793,201,450
CoreAlpha Bond Master Portfolio		462,837,206

Total Master Portfolios		1,256,038,656

Exchange-Traded Funds - 39.3%
iShares Barclays TIPS Bond Fund (a)	635,251	69,343,999
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	730,176	51,229,148
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,262,287	70,945,320
iShares MSCI Canada Index Fund (a)	1,105,249	37,180,576
iShares MSCI EAFE Index Fund (a)	4,313,296	259,185,957
iShares MSCI EAFE Small Cap Index Fund (a)	797,161	34,548,958
iShares MSCI Emerging Markets Index Fund (a)	2,113,504	102,906,510
iShares S&P MidCap 400 Index Fund (a)	1,299,710	128,333,366
iShares S&P SmallCap 600 Index Fund (a)	741,520	54,553,626

Total Exchange-Traded Funds
(Cost - $ 645,544,804*)		808,227,460

Money Market Funds - 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.22% (a) (c)(d)	145,263,917	145,263,917
BlackRock Cash Funds: Prime, SL Agency Shares, 0.23% (a)(c)(d)	23,253,397	23,253,397

Total Money Market Funds
(Cost - $ 168,517,314*)		168,517,314

Total Affiliated Investment Companies - 108.5%		2,232,783,430
Liabilities in Excess of Other Assets - (8.5)%		(174,939,527)

Net Assets - 100.0%		$2,057,843,903

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$814,829,058

Gross unrealized appreciation	$161,915,716
Gross unrealized depreciation	—

Net unrealized appreciation	$161,915,716

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	154,257,212	—	(8,993,295)[1]	145,263,917	$145,263,917	—	$230,388
BlackRock Cash Funds: Prime, SL Agency Shares	24,170,906	—	(917,509)[1]	23,253,397	$23,253,397	—	$37, 712

87

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011

(Unaudited)

iShares Barclays TIPS Bond Fund	554,791	80,460	—	635,251	$69,343,999	—	$273,221
iShares Cohen & Steers Realty Majors Index Fund	680,971	49,205	—	730,176	$51,229,148	—	$333,888
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,128,614	133,673	—	2,262,287	$70,945,320	—	$404,020
iShares MSCI Canada Index Fund	1,040,900	64,349	—	1,105,249	$37,180,576	—	—
iShares MSCI EAFE Index Fund	4,085,815	227,481	—	4,313,296	$259,185,957	—	—
iShares MSCI EAFE Small Cap Index Fund	772,751	24,410	—	797,161	$34,548,958	—	—
iShares MSCI Emerging Markets Index Fund	2,015,244	98,260	—	2,113,504	$102,906,510	—	—
iShares S&P MidCap 400 Index Fund	1,267,897	31,813	—	1,299,710	$128,333,366	—	$289,961
iShares S&P SmallCap 600 Index Fund	697,237	44,283	—	741,520	$54,553,626	—	$96,073

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	—	$1,256,038,656	—	$1,256,038,656
Exchange Traded Funds	$808,227,460	—	—	808,227,460
Money Market Funds	168,517,314	—	—	168,517,314

Total	$976,744,774	$1,256,038,656	—	$2,232,783,430

88

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Affiliated Investment Companies
Master Portfolios - 57.3%
Active Stock Master Portfolio		$720,460,167
CoreAlpha Bond Master Portfolio		185,752,861

Total Master Portfolios		906,213,028

Exchange-Traded Funds - 43.5%
iShares Barclays TIPS Bond Fund (a)	172,872	18,870,708
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	738,486	51,812,178
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	2,273,471	71,296,051
iShares MSCI Canada Index Fund (a)(b)	996,413	33,519,333
iShares MSCI EAFE Index Fund (a)	3,883,680	233,370,331
iShares MSCI EAFE Small Cap Index Fund (a)	728,517	31,573,927
iShares MSCI Emerging Markets Index Fund (a)(b)	1,902,421	92,628,878
iShares S&P MidCap 400 Index Fund (a)(b)	1,096,910	108,308,893
iShares S&P SmallCap 600 Index Fund (a)(b)	633,619	46,615,350

Total Exchange-Traded Funds
(Cost - $ 557,763,445*)		687,995,649

Money Market Funds - 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23% (a)(c)(d)	140,722,597	140,722,597
BlackRock Cash Funds: Prime, SL Agency Shares, 0.22% (a)(c)(d)	22,343,888	22,343,888

Total Money Market Funds
(Cost - $ 163,066,485*)		163,066,485

Total Affiliated Investment Companies - 111.1%		1,757,275,162
Liabilities in Excess of Other Assets - (11.1)%		(174,951,730)

Net Assets - 100.0%		$1,582,323,432

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$720,829,930

Gross unrealized appreciation	$130,232,204
Gross unrealized depreciation	—

Net unrealized appreciation	$130,232,204

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

89

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011

(Unaudited)

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	139,976,764	745,833	[1]	—	140,722,597	$140,722,597	—	$200,243
BlackRock Cash Funds: Prime, SL Agency Shares	22,015,363	328,525	[1]	—	22,343,888	$22,343,888	—	$32,818
iShares Barclays TIPS Bond Fund	150,344	22,528		—	172,872	$18,870,708	—	$75,334
iShares Cohen & Steers Realty Majors Index Fund	693,309	45,177		—	738,486	$51,812,178	—	$337,509
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,156,480	116,991		—	2,273,471	$71,296,051	—	$408,402
iShares MSCI Canada Index Fund	949,552	46,861		—	996,413	$33,519,333	—	—
iShares MSCI EAFE Index Fund	3,659,166	224,514		—	3,883,680	$233,370,331	—	—
iShares MSCI EAFE Small Cap Index Fund	687,000	41,517		—	728,517	$31,573,927	—	—
iShares MSCI Emerging Markets Index Fund	1,807,304	95,117		—	1,902,421	$92,628,878	—	—
iShares S&P MidCap 400 Index Fund	1,012,776	84,134		—	1,096,910	$108,308,893	—	$233,251
iShares S&P SmallCap 600 Index Fund	549,842	83,777		—	633,619	$46,615,350	—	$78,506

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	—	$906,213,028	—	$906,213,028
Exchange-Traded Funds	$687,995,649	—	—	687,995,649
Money Market Funds	163,066,485	—	—	163,066,485

Total	$851,062,134	$906,213,028	—	$1,757,275,162

90

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Affiliated Investment Companies
Master Portfolios - 52.7%
Active Stock Master Portfolio		$74,556,851
CoreAlpha Bond Master Portfolio		2,537,300

Total Master Portfolios		77,094,151

Exchange-Traded Funds - 48.1%
iShares Cohen & Steers Realty Majors Index Fund (a)(b)	82,606	5,795,637
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)(b)	257,466	8,074,134
iShares MSCI Canada Index Fund (a)(b)	106,715	3,589,892
iShares MSCI EAFE Index Fund (a)	403,710	24,258,934
iShares MSCI EAFE Small Cap Index Fund (a)(b)	76,279	3,305,932
iShares MSCI Emerging Markets Index Fund (a)(b)	198,839	9,681,471
iShares S&P MidCap 400 Index Fund (a)(b)	111,224	10,982,258
iShares S&P SmallCap 600 Index Fund (a)(b)	63,442	4,667,428

Total Exchange-Traded Funds
(Cost - $ 58,643,891*)		70,355,686

Money Market Funds - 14.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23% (a)(c)(d)	17,696,703	17,696,703
BlackRock Cash Funds: Prime, SL Agency Shares, 0.22% (a)(c)(d)	2,817,372	2,817,372

Total Money Market Funds
(Cost - $ 20,514,075*)		20,514,075

Total Affiliated Investment Companies - 114.8%		167,963,912
Liabilities in Excess of Other Assets - (14.8)%		(21,627,461)

Net Assets - 100.0%		$146,336,451

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$79,159,081

Gross unrealized appreciation	$11,710,680
Gross unrealized depreciation	—

Net unrealized appreciation	$11,710,680

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

91

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011

(Unaudited)

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at March 31, 2011	Value at March 31, 2011	Realized Gain (Loss)	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	11,027,847	6,668,856	[1]	—	17,696,703	$17,696,703	—	$17,030
BlackRock Cash Funds: Prime, SL Agency Shares	1,709,851	1,107,521	[1]	—	2,817,372	$2,817,372	—	$2,745
iShares Cohen & Steers Realty Majors Index Fund	67,805	14,801		—	82,606	$5,795,637	—	$38,284
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,207	46,259		—	257,466	$8,074,134	—	$45,571
iShares MSCI Canada Index Fund	85,268	21,447		—	106,715	$3,589,892	—	—
iShares MSCI EAFE Index Fund	326,243	77,467		—	403,710	$24,258,934	—	—
iShares MSCI EAFE Small Cap Index Fund	62,233	14,046		—	76,279	$3,305,932	—	—
iShares MSCI Emerging Markets Index Fund	160,758	38,081		—	198,839	$9,681,471	—	—
iShares S&P MidCap 400 Index Fund	86,290	24,934		—	111,224	$10,982,258	—	$22,613
iShares S&P SmallCap 600 Index Fund	47,346	16,096		—	63,442	$4,667,428	—	$7,654

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements—Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Affiliated Investment Companies:
Master Portfolios	—	$77,094,151	—	$77,094,151
Exchange-Traded Funds	$70,355,686	—	—	70,355,686
Money Market Funds	20,514,075	—	—	20,514,075

Total	$90,869,761	$77,094,151	—	$167,963,912

92

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks
Consumer Discretionary - 11.2%
Auto Components - 0.3%
Autoliv, Inc. (a)	14	$1,039
Lear Corp.	141,634	6,921,654
WABCO Holdings, Inc. (b)	23,586	1,453,841

		8,376,534

Automobiles - 0.4%
General Motors Co. (b)	338,249	10,495,866

Diversified Consumer Services - 0.2%
Apollo Group, Inc., Class A (b)	93,058	3,881,449

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	349,223	13,396,194
McDonald’s Corp.	544,402	41,423,548
Penn National Gaming, Inc. (b)	2,124	78,716

		54,898,458

Household Durables - 0.9%
Harman International Industries, Inc.	11	515
NVR, Inc. (b)	19,155	14,481,180
Whirlpool Corp.	115,488	9,858,056

		24,339,751

Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (b)	51,998	9,366,400
priceline.com, Inc. (a)(b)	48,420	24,521,825

		33,888,225

Leisure Equipment & Products - 0.1%
Polaris Industries, Inc.	30,769	2,677,518

Media - 2.4%
CBS Corp., Class B (a)	499,326	12,503,123
Comcast Corp., Class A (a)	550,924	13,618,841
DIRECTV, Class A (b)	272,186	12,738,305
Dex One Corp. (b)	89,875	434,995
Scripps Networks Interactive, Inc., Class A	7	351
SuperMedia, Inc. (a)(b)	40,283	251,366
Time Warner, Inc. (a)	595,473	21,258,386
The Washington Post Co., Class B (a)	770	336,921

		61,142,288

Multiline Retail - 0.7%
Family Dollar Stores, Inc. (a)	45,310	2,325,309
Sears Holdings Corp. (a)(b)	146,935	12,144,178
Target Corp.	13,021	651,180
Wal-Mart Stores, Inc. (a)	48,738	2,536,813

		17,657,480

Specialty Retail - 1.4%
Aeropostale, Inc. (b)	417,046	10,142,559
AutoZone, Inc. (a)(b)	6,782	1,855,284

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Specialty Retail (Cont.)
Bed Bath & Beyond, Inc. (b)	9,221	445,098
Best Buy Co., Inc.	494,746	14,209,105
Foot Locker, Inc.	55,093	1,086,434
The Gap, Inc. (a)	225,240	5,103,938
Ross Stores, Inc. (a)	9,758	693,989
Staples, Inc. (a)	21,832	423,977
Tiffany & Co.	18,415	1,131,418

		35,091,802

Textiles, Apparel & Luxury Goods - 1.4%
Coach, Inc.	18,260	950,250
Deckers Outdoor Corp. (a)(b)	64,283	5,537,981
NIKE, Inc., Class B (a)	404,787	30,642,376

		37,130,607

Total Consumer Discretionary		289,579,978

Consumer Staples - 10.7%
Beverages - 1.5%
The Coca-Cola Co.	84,607	5,613,674
Coca-Cola Enterprises, Inc.	371,128	10,131,794
Hansen Natural Corp. (b)	235,799	14,202,174
PepsiCo, Inc. (a)	140,236	9,032,601

		38,980,243

Food & Staples Retailing - 1.1%
Costco Wholesale Corp. (a)	348,075	25,520,859
Sysco Corp.	113,746	3,150,764

		28,671,623

Food Products - 1.1%
The Hershey Co.	16,477	895,525
Pilgrim’s Pride Corp. (b)	80,465	620,385
Tyson Foods, Inc., Class A (a)	1,343,680	25,785,219

		27,301,129

Household Products - 2.2%
Colgate-Palmolive Co.	355,535	28,713,007
The Procter & Gamble Co.	464,595	28,619,052

		57,332,059

Personal Products - 2.0%
The Estee Lauder Cos., Inc., Class A (a)	132,657	12,782,829
Herbalife Ltd.	127,278	10,355,338
Mead Johnson Nutrition Co.	472,443	27,368,623

		50,506,790

Tobacco - 2.8%
Lorillard, Inc.	151,426	14,386,984
Philip Morris International, Inc. (a)	755,929	49,611,621
Reynolds American, Inc. (a)	252,202	8,960,737

		72,959,342

Total Consumer Staples		275,751,186

94

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Energy - 13.0%
Energy Equipment & Services - 2.0%
Core Laboratories N.V. (a)	38,929	3,977,376
Dresser-Rand Group, Inc. (a)(b)	230,700	12,370,134
FMC Technologies, Inc. (b)	4,456	421,003
Halliburton Co.	59,782	2,979,535
Helmerich & Payne, Inc.	3,372	231,623
McDermott International, Inc. (b)	116,223	2,950,902
National Oilwell Varco, Inc.	242,512	19,223,926
SEACOR Holdings, Inc.	90,567	8,373,825
Schlumberger Ltd.	5,536	516,287

		51,044,611

Oil, Gas & Consumable Fuels - 11.0%
Alpha Natural Resources, Inc. (a)(b)	190,972	11,338,007
Anadarko Petroleum Corp.	219,273	17,962,844
Apache Corp.	235,279	30,802,727
Chevron Corp. (a)	179,954	19,332,458
ConocoPhillips	613,705	49,010,481
Energy Partners Ltd. (b)	115,620	2,081,160
Exxon Mobil Corp.	1,324,760	111,452,059
Hess Corp.	95,013	8,096,058
Marathon Oil Corp.	148,187	7,899,849
Noble Energy, Inc.	29,180	2,820,247
Whiting Petroleum Corp. (b)	262,832	19,305,010
The Williams Cos., Inc.	119,265	3,718,683
		283,819,583

Total Energy		334,864,194

Financials - 13.5%
Capital Markets - 1.6%
Ameriprise Financial, Inc.	115,056	7,027,620
The Goldman Sachs Group, Inc.	154,013	24,406,440
Legg Mason, Inc.	90,195	3,255,138
Morgan Stanley	238,356	6,511,886

		41,201,084

Commercial Banks - 1.8%
BOK Financial Corp.	4,110	212,405
City National Corp.	54,026	3,082,183
Commerce Bancshares, Inc.	41,226	1,667,179
Cullen/Frost Bankers, Inc. (a)	18,663	1,101,490
Huntington Bancshares, Inc.	115,193	764,882
KeyCorp	152,310	1,352,513
M&T Bank Corp.	237,515	21,012,952
Marshall & Ilsley Corp.	2,585	20,654
SVB Financial Group (b)	32,048	1,824,493
SunTrust Banks, Inc.	138,251	3,987,159
Wells Fargo & Co.	312,364	9,901,939

		44,927,849

Consumer Finance - 1.0%
American Express Co.	5,331	240,961

95

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Financials (Cont.)
Consumer Finance (Cont.)
Capital One Financial Corp.	510,329	26,516,695

		26,757,656

Diversified Financial Services - 5.7%
Bank of America Corp.	1,923,929	25,645,974
CME Group, Inc.	45,119	13,605,634
Citigroup, Inc. (b)	6,579,981	29,083,516
JPMorgan Chase & Co.	1,361,827	62,780,225
The NASDAQ OMX Group, Inc. (a)(b)	608,672	15,728,084

		146,843,433

Insurance - 2.8%
ACE Ltd.	460,601	29,800,885
The Allstate Corp.	566,898	18,016,019
Aspen Insurance Holdings Ltd.	217,201	5,986,060
Axis Capital Holdings Ltd.	136,658	4,772,097
Berkshire Hathaway, Inc., Class B (b)	61,545	5,147,008
Everest Re Group Ltd.	5	441
Prudential Financial, Inc.	62,707	3,861,497
Transatlantic Holdings, Inc.	22,787	1,109,043
The Travelers Cos., Inc.	30,592	1,819,612
White Mountains Insurance Group Ltd.	1	364
XL Group Plc	68,357	1,681,582

		72,194,608

Real Estate Investment Trusts (REITs) - 0.5%
AvalonBay Communities, Inc.	12,494	1,500,279
Host Hotels & Resorts, Inc.	19,160	337,408
Public Storage	14,642	1,623,944
Rayonier, Inc. (a)	144,345	8,994,137
Senior Housing Properties Trust	11,279	259,868
Ventas, Inc.	14,609	793,269

		13,508,905

Real Estate Management & Development - 0.1%
The Howard Hughes Corp. (b)	9,185	648,829
Jones Lang LaSalle, Inc. (a)	3,584	357,468

		1,006,297

Total Financials		346,439,832

Health Care - 11.0%
Biotechnology - 1.3%
Amgen, Inc. (b)	451,288	24,121,343
Cephalon, Inc. (a)(b)	70,356	5,331,578
Genzyme Corp. (b)	53,593	4,081,107
Gilead Sciences, Inc. (b)	18,230	773,681

		34,307,709

Health Care Equipment & Supplies - 1.6%
Becton Dickinson & Co. (a)	16,914	1,346,693
CareFusion Corp. (b)	353,177	9,959,591
Gen-Probe, Inc. (b)	3,407	226,054
Intuitive Surgical, Inc. (b)	75,123	25,050,516
Thoratec Corp. (a)(b)	25,572	663,082

96

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Health Care (Cont.)
Health Care Equipment & Supplies (Cont.)
Varian Medical Systems, Inc. (a)(b)	58,251	3,940,098

		41,186,034

Health Care Providers & Services - 2.7%
Coventry Health Care, Inc. (b)	7,361	234,742
Express Scripts, Inc. (a)(b)	331,270	18,421,925
HCA Holdings, Inc. (b)	212,669	7,203,099
Humana, Inc. (b)	16,806	1,175,412
Medco Health Solutions, Inc. (b)	503,325	28,266,732
WellPoint, Inc. (a)	182,703	12,750,842

		68,052,752

Life Sciences Tools & Services - 0.8%
Illumina, Inc. (b)	19,360	1,356,555
Mettler-Toledo International, Inc. (a)(b)	6,005	1,032,860
PerkinElmer, Inc.	8,279	217,489
Thermo Fisher Scientific, Inc. (a)(b)	338,634	18,811,119
Waters Corp. (b)	976	84,815

		21,502,838

Pharmaceuticals - 4.6%
Abbott Laboratories	122,408	6,004,112
Allergan, Inc.	109,326	7,764,333
Bristol-Myers Squibb Co.	1,206,289	31,882,218
Forest Laboratories, Inc. (b)	8,107	261,856
Johnson & Johnson	146,000	8,650,500
Medicis Pharmaceutical Corp., Class A (a)	71,791	2,300,184
Merck & Co., Inc.	1,399,813	46,207,827
Pfizer, Inc.	427,258	8,677,610
Warner Chilcott PLC, Class A	266,861	6,212,524

		117,961,164

Total Health Care		283,010,497

Industrials - 9.1%
Aerospace & Defense - 2.8%
Alliant Techsystems, Inc.	142,826	10,093,513
The Boeing Co. (a)	85,021	6,285,602
General Dynamics Corp. (a)	258,944	19,824,753
Huntington Ingalls Industries, Inc. (b)	71,608	2,971,739
ITT Corp.	43,934	2,638,237
L-3 Communications Holdings, Inc. (a)	49,507	3,876,893
Northrop Grumman Corp.	426,984	26,776,167
Raytheon Co.	1,519	77,272

		72,544,176

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc. (a)	142,483	10,562,265
Expeditors International of Washington, Inc.	8,339	418,117
FedEx Corp.	108,449	10,145,404
UTi Worldwide, Inc.	24,641	498,734

		21,624,520

Airlines - 0.2%
Copa Holdings SA	23,518	1,241,750

97

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Industrials (Cont.)
Airlines (Cont.)
United Continental Holdings, Inc. (a)(b)	166,045	3,817,375

		5,059,125

Construction & Engineering - 0.3%
Fluor Corp. (a)	48,225	3,552,254
URS Corp. (b)	94,803	4,365,678

		7,917,932

Electrical Equipment - 0.0%
First Solar, Inc. (a)(b)	3	482

Industrial Conglomerates - 0.9%
General Electric Co.	1,190,041	23,860,322

Machinery - 2.7%
AGCO Corp. (a)(b)	458,171	25,185,660
Caterpillar, Inc.	7,564	842,251
Cummins, Inc.	272,845	29,909,269
Danaher Corp.	31,120	1,615,128
Donaldson Co., Inc. (a)	9,737	596,781
Dover Corp.	2,985	196,234
Flowserve Corp. (a)	15,791	2,033,881
Harsco Corp. (a)	82,112	2,897,732
Navistar International Corp. (b)	72,690	5,039,598
Parker Hannifin Corp.	4,002	378,909
SPX Corp.	11,129	883,531

		69,578,974

Professional Services - 1.0%
Manpower, Inc.	408,260	25,671,389
Verisk Analytics, Inc., Class A (b)	26,700	874,692

		26,546,081

Road & Rail - 0.0%
Union Pacific Corp.	9,247	909,257

Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc. (a)	34,174	4,705,076
WESCO International, Inc. (a)(b)	38,259	2,391,188

		7,096,264

Total Industrials		235,137,133

Information Technology - 19.0%
Communications Equipment - 2.7%
ADTRAN, Inc. (a)	26,422	1,121,878
Brocade Communications Systems, Inc. (a)(b)	779,804	4,795,795
Cisco Systems, Inc. (a)	2,583,315	44,303,852
F5 Networks, Inc. (b)	84,740	8,691,782
Harris Corp. (a)	139,346	6,911,562
Motorola Solutions, Inc. (b)	6,419	286,865
QUALCOMM, Inc.	57,762	3,167,090

		69,278,824

Computers & Peripherals - 5.1%
Apple, Inc. (b)	262,328	91,408,192
International Business Machines Corp. (a)	97,417	15,885,790
NetApp, Inc. (b)	380,047	18,310,664
QLogic Corp. (a)(b)	33,483	621,110

98

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Information Technology (Cont.)
Computers & Peripherals (Cont.)
Teradata Corp. (b)	9,878	500,815
Western Digital Corp. (a)(b)	114,877	4,283,763

		131,010,334

Electronic Equipment, Instruments & Components - 0.2%
Agilent Technologies, Inc. (b)	37,590	1,683,280
Dolby Laboratories, Inc., Class A (b)	43,909	2,160,762
Flextronics International Ltd. (b)	117,604	878,502

		4,722,544

Internet Software & Services - 2.8%
AOL, Inc. (b)	115,671	2,259,055
Cornerstone OnDemand, Inc. (b)	5,335	97,257
Google, Inc., Class A (b)	94,465	55,376,328
IAC/InterActiveCorp (b)	423,107	13,069,775
Qihoo 360 Technology Co. Ltd. (b)	7,055	208,757

		71,011,172

IT Services - 1.6%
Accenture Plc, Class A	83,377	4,583,234
Broadridge Financial Solutions, Inc.	122,757	2,785,356
Cognizant Technology Solutions Corp., Class A (a)(b)	59,675	4,857,545
Computer Sciences Corp. (a)	369,203	17,991,262
MasterCard, Inc., Class A	15,692	3,949,990
ServiceSource International, Inc. (b)	35,706	434,899
Visa, Inc., Class A (a)	98,937	7,283,742

		41,886,028

Office Electronics - 0.2%
Xerox Corp.	493,516	5,255,945

Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp. (a)	649,778	28,603,228
Applied Materials, Inc. (a)	100,186	1,564,905
Avago Technologies Ltd.	302,720	9,414,592
Broadcom Corp., Class A	315,741	12,433,881
Cree, Inc. (b)	80,229	3,703,371
Intel Corp.	634,308	12,793,992
Lam Research Corp. (b)	5,167	292,762
Marvell Technology Group Ltd. (b)	69,167	1,075,547

		69,882,278

Software - 3.7%
Autodesk, Inc. (a)(b)	308,322	13,600,083
CA, Inc. (a)	81,046	1,959,692
Check Point Software Technologies (a)(b)	4,217	215,278
Intuit, Inc. (b)	39,092	2,075,785
MICROS Systems, Inc. (b)	82,042	4,055,336
Microsoft Corp.	737,515	18,703,380
Oracle Corp.	1,430,477	47,735,018
VMware, Inc., Class A (b)	97,303	7,934,087

		96,278,659

Total Information Technology		489,325,784

Materials - 3.4%
Chemicals - 2.6%
Airgas, Inc.	22	1,461
Albemarle Corp.	20,234	1,209,386

98

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Common Stocks (Cont.)
Materials (Cont.)
Chemicals (Cont.)
Ashland, Inc.	219,191	12,660,472
CF Industries Holdings, Inc.	74,827	10,235,585
LyondellBasell Industries NV, Class A (b)	445,378	17,614,700
The Mosaic Co.	316,670	24,937,763

		66,659,367

Metals & Mining - 0.8%
Alcoa, Inc. (a)	45,679	806,234
Freeport-McMoRan Copper & Gold, Inc.	148,200	8,232,510
Newmont Mining Corp.	220,017	12,008,528
Southern Copper Corp.	7,969	320,912

		21,368,184

Total Materials		88,027,551

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	446,979	13,677,557
Qwest Communications International, Inc.	726,055	4,958,956
Verizon Communications, Inc. (a)	1,236,685	47,661,840

		66,298,353

Total Telecommunication Services		66,298,353

Utilities - 2.2%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	1	35
Entergy Corp. (a)	344,567	23,158,348

		23,158,383

Gas Utilities - 0.6%
EQT Corp. (a)	26,524	1,323,548
Oneok, Inc. (a)	212,118	14,186,452
UGI Corp.	16,488	542,455

		16,052,455

Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	236,635	7,366,448

Multi-Utilities - 0.4%
Ameren Corp.	39,591	1,111,319
DTE Energy Co.	55,467	2,715,664
NiSource, Inc. (a)	115,794	2,220,929
OGE Energy Corp.	4,031	203,807
SCANA Corp. (a)	4,349	171,220
Sempra Energy	56,559	3,025,907
Wisconsin Energy Corp. (a)	57,379	1,750,060

		11,198,906

Total Utilities		57,776,192

Total Long-Term Investments
(Cost - $ 2,150,630,161) - 95.7%		2,466,210,700

Short-Term Securities

Money Market Funds - 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23% (c)(d)(e)	243,247,298	243,247,298

99

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

BlackRock Cash Funds: Prime, SL Agency Shares, 0.22% (c)(d)(e)	$32,233,474	$32,233,474

		275,480,772

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bill, 0.14%, 6/23/11 (f)(g)	4,422	4,421,111

Total Short-Term Securities
(Cost - $ 279,901,824) - 10.9%		279,901,883

Total Investments
(Cost - $ 2,430,531,985*) - 106.6%		2,746,112,583
Liabilities in Excess of Other Assets - (6.6)%		(170,294,460)

Net Assets - 100.0%		$2,575,818,123

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,505,610,013

Gross unrealized appreciation	$272,860,791
Gross unrealized depreciation	(32,358,221)

Net unrealized appreciation	$240,502,570

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income

BlackRock Cash Funds: Institutional, SL Agency Shares	259,245,739	(15,998,441)	243,247,298	$496,643

BlackRock Cash Funds: Prime, SL Agency Shares	34,372,877	(2,139,403)	32,233,474	$77,826

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	Rate shown is the yield to maturity as of the date of purchase.

(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation

791	S&P 500 Index	Chicago Mercantile	June 2011	$52,245,550	$498,100

101

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March 31, 2011

(Unaudited)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$2,466,210,700	—	—	$2,466,210,700
Short-Term Securities:
Money Market Funds	275,480,772	—	—	275,480,772
U.S. Treasury Obligations	—	$4,421,111	—	4,421,111

Total	$2,741,691,472	$4,421,111	—	$2,746,112,583

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]:
Assets:
Equity contracts	$498,100	—	—	$498,100

[1]	See above Schedule of Investments for values in each sector and industry.

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

102

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Asset-Backed Securities

ACE Securities Corp., Series 2005-AG1, Class A2D, 0.61%, 8/25/35 (a)	$4,601	$4,432,559
AH Mortgage Advance Trust, Series 2010-ADV2, Class A1, 4.21%, 5/10/41 (b)	7,700	7,719,250
Access Group, Inc., 1.76%, 9/01/37	8,000	7,039,920
Accredited Mortgage Loan Trust, Series 2005-3, Class A2D, 0.62%, 9/25/36 (a)	3,300	3,014,223
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 3/25/58 (a)(b)	6,791	7,016,189
AmeriCredit Automobile Receivables Trust:
Series 2006-BG, Class A4, 5.21%, 9/06/13	2,852	2,873,154
Series 2006-RM, Class A3, 5.53%, 1/06/14	5,257	5,296,992
Series 2007-CM, Class A4A, 5.55%, 4/07/14	5,277	5,442,479
Series 2011-1, Class D, 4.26%, 2/08/17	700	704,872
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.46%, 8/25/35 (a)	937	903,751
Series 2005-R9, Class AF6, 5.33%, 11/25/35	5,508	5,693,006
Series 2006-R1, Class A2C, 0.44%, 3/25/36 (a)	2,492	2,459,509
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.74%, 6/25/35 (a)	564	555,358
Series 2005-OPT1, Class A1SS, 0.51%, 7/25/35 (a)	1,100	1,055,304
Series 2006-HE1, Class A2A, 0.31%, 1/25/37 (a)	632	628,720
Series 2006-OPT2, Class A3B, 0.36%, 10/25/36 (a)	492	490,264
Bank of America Credit Card Trust, Series 2007-C1, Class C1, 0.55%, 6/16/14 (a)	2,300	2,287,596
BNC Mortgage Loan Trust, Series 2007-4, Class A3A, 0.50%, 11/25/37 (a)	2,695	2,639,381
Bear Stearns Asset Backed Securities Trust:
Series 2005-HE12, Class 1A3, 0.64%, 12/25/35 (a)	2,898	2,518,663
Series 2005-HE9, Class M1, 0.77%, 10/25/35 (a)	572	529,209
Series 2007-HE3, Class 1A1, 0.38%, 4/25/37 (a)	4,415	4,259,264
Capital One Auto Finance Trust:
Series 2006-C, Class A4, 0.29%, 5/15/13 (a)	579	577,022
Series 2007-A, Class A4, 0.28%, 11/15/13 (a)	951	946,698
Series 2007-B, Class A4, 0.29%, 4/15/14 (a)	3,424	3,413,535
Capital One Multi-Asset Execution Trust:
Series 2006-C1, Class C, 0.55%, 3/17/14 (a)	5,900	5,894,684
Series 2006-C2, Class C, 0.56%, 6/16/14 (a)	6,365	6,348,131
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.37%, 2/25/37 (a)	1,585	1,499,226
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	606	602,818
Citibank Credit Card Issuance Trust:
Series 2002-C2, Class C2, 6.95%, 2/18/14	2,000	2,094,569
Series 2004-C1, Class C1, 0.91%, 7/15/13 (a)	3,700	3,695,674
Series 2006-C2, Class C2, 5.70%, 5/15/13	8,237	8,289,401
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-SHL1, Class A, 0.66%, 7/25/44 (a)(b)	2,121	1,954,923
Series 2007-WFH4, Class A2A, 1.15%, 7/25/37 (a)	389	381,827
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.66%, 5/25/36 (a)	1,963	1,890,721
Series 2005-3, Class MV2, 0.71%, 8/25/35 (a)	3,000	2,771,511
Series 2005-4, Class MV1, 0.72%, 10/25/35 (a)	5,932	5,760,622
Series 2005-AB1, Class A3, 0.55%, 8/25/35 (a)	2,500	2,239,445
Series 2006-15, Class A2, 5.68%, 10/25/46 (a)	3,741	3,673,805
Series 2006-20, Class 2A2, 0.38%, 9/25/59 (a)	3,935	3,737,569
Series 2006-22, Class 2A1, 0.31%, 5/25/47 (a)	18	18,289
Series 2006-22, Class 2A2, 0.36%, 5/25/47 (a)	2,000	1,930,014
Series 2006-25, Class 2A1, 0.33%, 6/25/47 (a)	640	632,638
Series 2006-25, Class 2A2, 0.37%, 6/25/37 (a)	5,500	5,092,714
Series 2007-10, Class 2A1, 0.30%, 6/25/47 (a)	1,728	1,663,033
Series 2007-4, Class A1B, 5.81%, 9/25/37	933	920,412
Series 2007-5, Class 2A1, 0.35%, 9/25/47 (a)	1,784	1,752,082

103

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SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Asset-Backed Securities (Cont.)
Series 2007-6, Class 2A1, 0.35%, 9/25/37 (a)	2,350	2,308,429
Series 2007-7, Class 2A1, 0.33%, 10/25/47 (a)	218	215,129
Series 2007-8, Class 2A1, 0.31%, 11/25/37 (a)	2,835	2,737,256
Credit-Based Asset Servicing & Securitization LLC, Series 2007-SP2, Class A1, 0.41%, 3/25/46 (a)(b)	897	891,895
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.79%, 9/25/34 (a)	309	293,203
Series 2005-FF10, Class A4, 0.58%, 11/25/35 (a)	2,281	1,954,644
Series 2005-FF4, Class M1, 0.69%, 5/25/35 (a)	2,258	1,990,333
First National Master Note Trust, Series 2009-1, Class A, 1.61%, 5/15/14 (a)	5,800	5,803,730
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV, Class A3, 5.59%, 10/25/29	714	698,740
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A, Class A, 3.72%, 2/15/23 (b)	3,600	3,618,828
GSAA Home Equity Trust, Series 2005-12, Class AF3W, 5.00%, 9/25/35 (a)	5,783	5,496,530
GSAMP Trust, Series 2007-HE2, Class A2A, 0.38%, 3/25/47 (a)	1,232	1,171,200
HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.44%, 12/25/35 (a)	4,668	3,991,432
Home Equity Asset Trust:
Series 2005-2, Class M2, 0.73%, 7/25/35 (a)	4,200	3,931,679
Series 2006-1, Class 2A4, 0.58%, 4/25/36 (a)	4,200	3,473,963
IndyMac Residential Asset Backed Trust, Series 2007-A, Class 2A1, 0.38%, 4/25/47 (a)	1,966	1,938,534
JPMorgan Mortgage Acquisition Corp., Series 2006-CH1, Class A3, 0.35%, 7/25/36 (a)	6,046	5,894,603
Lehman XS Trust:
Series 2005-5N, Class 3A3B, 0.65%, 11/25/35 (a)	998	957,003
Series 2006-GP4, Class 3A1A, 0.32%, 8/25/46 (a)	—	28
MBNA Master Credit Card Trust:
Series 2001-C, Class C, 7.10%, 9/15/13 (b)	4,525	4,535,111
Series 2006-C3, Class C3, 0.55%, 10/15/13 (a)	800	799,585
MASTR Asset Backed Securities Trust:
Series 2006-AB1, Class A2, 0.48%, 2/25/36 (a)	3,983	3,548,547
Series 2006-AM1, Class A2, 0.38%, 1/25/36 (a)	210	209,004
Series 2007-HE1, Class A1, 0.33%, 5/25/37 (a)	1,722	1,646,192
Morgan Stanley Capital, Inc., Series 2006, Class A3, 0.44%, 12/25/35 (a)	1,773	1,743,389
Morgan Stanley Home Equity Loan Trust:
Series 2005-1, Class M2, 0.72%, 12/25/34 (a)	4,711	4,386,794
Series 2006-1, Class A2B, 0.45%, 12/25/35 (a)	830	811,902
Nationstar Home Equity Loan Trust, Series 2006-B, Class AV2, 0.39%, 9/25/36 (a)	4,157	4,004,231
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.63%, 7/25/35 (a)	7,531	7,375,423
Series 2005-3, Class M1, 0.73%, 7/25/35 (a)	9,200	7,924,770
Series 2005-3, Class M2, 0.74%, 7/25/35 (a)	1,500	1,194,424
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.95%, 12/25/34 (a)	2,720	2,630,724
Series 2005-WCW3, Class A2C, 0.63%, 8/25/35 (a)	8,100	7,477,628
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.70%, 8/25/35 (a)	4,859	4,747,738
Series 2005-RS8, Class A2, 0.54%, 10/25/33 (a)	2,957	2,861,704
Series 2007-RZ1, Class A1, 0.32%, 2/25/37 (a)	8	7,920
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.52%, 7/25/35 (a)	779	768,698
Series 2005-AHL2, Class A2, 0.51%, 10/25/35 (a)	733	705,057
Series 2005-EMX3, Class M1, 0.68%, 9/25/35 (a)	1,000	930,908
Series 2006-KS1, Class A3, 0.47%, 2/25/36 (a)	1,302	1,210,282
Series 2006-KS7, Class A2, 0.35%, 9/25/36 (a)	278	275,798
Series 2007-KS3, Class AI1, 0.36%, 4/25/37 (a)	1,785	1,754,118
Series 2007-KS4, Class A1, 0.35%, 5/25/37 (a)	516	506,664
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, 0.30%, 10/25/36 (a)	854	838,663
SLC Student Loan Trust:
Series 2006-A, Class A4, 1.00%, 1/15/19 (a)	8,588	8,381,286

104

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Asset-Backed Securities (Cont.)
Series 2010-B, Class A2, 3.76%, 7/15/42 (a)(b)	4,211	4,362,234
SLM Student Loan Trust:
Series 2009-C, Class A, 4.50%, 11/16/43 (a)(b)	6,140	5,962,216
Series 2009-D, Class A, 3.50%, 8/17/43 (a)(b)	2,832	2,818,498
Series 2010-A, Class 2A, 3.51%, 5/16/44 (a)(b)	4,825	5,054,063
Santander Drive Auto Receivables Trust:
Series 2010-2, Class A2, 0.95%, 8/15/13	1,241	1,241,752
Series 2010-B, Class C, 3.02%, 10/17/16 (b)	2,500	2,498,887
Saxon Asset Securities Trust, Series 2005-4, Class A1A, 0.48%, 11/25/37 (a)	2,652	2,428,038
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A, 0.54%, 8/25/35 (a)	985	975,645
Series 2006-OP1, Class A2C, 0.55%, 10/25/35 (a)	3,837	3,384,101
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3, 0.51%, 12/25/35 (a)	7,558	6,730,387
Series 2006-EQ1, Class A2, 0.36%, 10/25/36 (a)	4,469	4,370,839
Series 2007-1, Class 2A1, 0.35%, 3/25/37 (a)	2,639	2,569,527
Series 2007-OPT5, Class 2A1, 1.05%, 10/25/37 (a)	93	92,790
Specialty Underwriting & Residential Finance, Series 2005-BC3, Class M2, 0.75%, 6/25/36 (a)	2,600	1,915,836
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5, 0.60%, 2/25/35 (a)(b)	1,748	1,725,425
Series 2005-11, Class A6, 0.47%, 1/25/36 (a)	4,849	4,547,828
Series 2005-2, Class M1, 0.92%, 3/25/35 (a)	4,500	3,990,055
Series 2005-6, Class M1, 0.73%, 7/25/35 (a)	3,900	3,133,365
Structured Asset Securities Corp.:
Series 2006-BC5, Class A2, 0.31%, 12/25/36 (a)	2,399	2,328,586
Series 2006-OPT1, Class A4, 0.41%, 4/25/36 (a)	3,396	3,176,046
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 1.00%, 7/25/36	1,128	1,132,601
Series 2005-14HE, Class AF2, 4.85%, 8/25/36	4,296	4,243,540
Wachovia Auto Loan Owner Trust, Series 2007-1, Class D, 5.65%, 2/20/13	2,600	2,611,719
Wheels SPV LLC, Series 2009-1, Class A, 1.81%, 3/15/18 (a)(b)	4,939	4,970,685

Total Asset-Backed Securities - 14.8%		330,249,408

Corporate Bonds

Aerospace & Defense - 0.3%
BE Aerospace, Inc., 6.88%, 10/01/20	1,900	1,966,500
L-3 Communications Corp., Series B, 6.38%, 10/15/15	4,843	4,988,290

		6,954,790

Air Freight & Logistics - 0.1%
FedEx Corp., 8.00%, 1/15/19 (C)	600	743,986
United Parcel Service, Inc., 4.88%, 11/15/40	400	376,422

		1,120,408

Auto Components - 0.0%
Cooper US, Inc.:
2.38%, 1/15/16	350	343,531
3.88%, 12/15/20	300	291,121

		634,652

Automobiles - 0.1%
DaimlerChrysler North America Holding Corp., 8.50%, 1/18/31	1,000	1,344,087

Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc., 6.38%, 1/15/40 (c)	1,400	1,569,260
Bottling Group LLC, 5.13%, 1/15/19 (c)	1,100	1,204,951
Diageo Finance BV, 3.25%, 1/15/15	2,000	2,052,546
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12	1,000	1,019,532

105

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Corporate Bonds (Cont.)
Beverages (Cont.)
2.90%, 1/15/16	1,250	1,239,488
PepsiCo, Inc.:
5.50%, 1/15/40	2,000	2,061,548
4.88%, 11/01/40	1,000	936,006

		10,083,331

Biotechnology - 0.4%
Amgen, Inc., 6.40%, 2/01/39	900	998,095
Biogen Idec, Inc., 6.88%, 3/01/18	3,500	3,964,919
Celgene Corp., 3.95%, 10/15/20	4,000	3,774,600
Genentech, Inc., 4.75%, 7/15/15	625	679,839

		9,417,453

Building Products - 0.0%
CRH America, Inc., 6.00%, 9/30/16	800	862,341

Capital Markets - 1.2%
The Bear Stearns Cos., Inc., 6.40%, 10/02/17	2,500	2,808,455
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	3,600	3,956,882
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14	1,400	1,517,242
4.88%, 1/15/15	900	966,916
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,610,705
6.15%, 4/01/18	1,500	1,626,266
7.50%, 2/15/19	1,200	1,393,901
6.75%, 10/01/37	1,650	1,664,238
6.25%, 2/01/41	950	946,065
Merrill Lynch & Co., Inc., 6.88%, 4/25/18	2,350	2,610,126
Morgan Stanley:
6.00%, 4/28/15	1,400	1,524,748
6.25%, 8/28/17	1,500	1,630,327
5.63%, 9/23/19	2,000	2,042,670
5.75%, 1/25/21	1,500	1,513,944
Series F, 5.95%, 12/28/17	850	913,017

		26,725,502

Chemicals - 0.5%
Eastman Chemical Co., 3.00%, 12/15/15	2,300	2,280,024
Nalco Co., 6.63%, 1/15/19 (b)(c)	3,500	3,600,625
PPG Industries, Inc.:
6.65%, 3/15/18	2,200	2,560,897
3.60%, 11/15/20	2,000	1,883,124

		10,324,670

Commercial Banks - 2.2%
Abbey National Treasury Services Plc, 3.88%, 11/10/14 (b)	2,500	2,496,933
American Express Bank FSB, 5.55%, 10/17/12	1,800	1,907,519
Australia & New Zealand Banking Group Ltd., 2.40%, 1/11/13 (b)	2,800	2,838,640
BNP Paribas/BNP Paribas LLC, 2.13%, 12/21/12	4,000	4,053,132
Credit Suisse New York, 5.30%, 8/13/19	2,400	2,522,813
Deutsche Bank AG/London, 2.38%, 1/11/13	3,500	3,556,707
HSBC Bank USA NA:
4.88%, 8/24/20	1,400	1,370,524
5.88%, 11/01/34	1,700	1,663,657
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,173,505
6.50%, 9/15/37	1,400	1,427,644
JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	800	875,014
Lloyds TSB Bank Plc, 4.38%, 1/12/15 (b)(c)	2,500	2,546,308
The Royal Bank of Scotland Plc, 6.13%, 1/11/21 (c)	1,250	1,285,089

106

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Corporate Bonds (Cont.)
Commercial Banks (Cont.)
Wachovia Bank NA, 6.00%, 11/15/17	5,400	5,995,626
Wells Fargo & Co.:
5.25%, 10/23/12	7,700	8,162,177
3.68%, 6/15/16	2,500	2,514,775
4.60%, 4/01/21	3,300	3,263,387

		49,653,450

Commercial Services & Supplies - 0.0%
Iron Mountain, Inc., 8.38%, 8/15/21	580	627,850

Communications Equipment - 0.4%
Juniper Networks, Inc., 5.95%, 3/15/41	200	197,502
Motorola, Inc., 8.00%, 11/01/11	4,600	4,779,000
Omnicom Group, Inc., 4.45%, 8/15/20	3,800	3,742,651

		8,719,153

Consumer Finance - 0.6%
American Express Co., 8.13%, 5/20/19	4,800	5,988,830
American Express Credit Co., 2.75%, 9/15/15	2,600	2,553,023
Capital One Financial Corp., 7.38%, 5/23/14	1,600	1,836,469
Caterpillar Financial Services Corp., 7.05%, 10/01/18 (c)	3,000	3,622,377

		14,000,699

Containers & Packaging - 0.5%
Ball Corp., 5.75%, 5/15/21	2,900	2,842,000
Crown Americas LLC and Crown Americas Capital Corp. II, 7.63%, 5/15/17	3,900	4,260,750
Sealed Air Corp.:
7.88%, 6/15/17	840	939,323
6.88%, 7/15/33 (b)	2,000	1,989,562

		10,031,635

Diversified Financial Services - 1.6%
Associates Corp. of North America, 6.95%, 11/01/18	1,500	1,676,370
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,465,159
3.70%, 9/01/15	1,000	1,001,603
5.65%, 5/01/18	1,500	1,567,623
5.49%, 3/15/19	1,500	1,509,466
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,530,697
6.38%, 8/12/14	1,400	1,547,613
6.13%, 11/21/17	1,000	1,089,656
8.50%, 5/22/19 (c)	1,600	1,974,202
8.13%, 7/15/39	600	752,108
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	1,921,334
4.38%, 9/16/20	4,000	3,887,200
4.63%, 1/07/21	1,600	1,575,715
5.30%, 2/11/21 (c)	550	558,618
6.75%, 3/15/32	500	549,421
6.88%, 1/10/39	1,000	1,115,993
Genworth Global Funding Trusts, 5.75%, 5/15/13	1,000	1,058,149
JPMorgan Chase & Co.:
4.75%, 5/01/13	3,100	3,293,142
3.45%, 3/01/16	3,300	3,288,216
SLM Corp.:
6.25%, 1/25/16	300	312,750

107

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Corporate Bonds (Cont.)
Diversified Financial Services (Cont.)
8.00%, 3/25/20	950	1,035,500

		35,710,535

Diversified Telecommunication Services - 1.8%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,597,660
6.55%, 2/15/39	2,000	2,084,476
5.35%, 9/01/40 (b)	1,231	1,102,662
BellSouth Corp., 6.55%, 6/15/34	2,400	2,512,030
British Telecommunications Plc, 9.88%, 12/15/30	400	553,290
CenturyLink, Inc., 6.15%, 9/15/19	100	105,001
Frontier Communications Corp.:
7.88%, 4/15/15	900	969,750
8.25%, 4/15/17	5,050	5,454,000
Qwest Corp., 8.38%, 5/01/16	3,300	3,927,000
Telecom Italia Capital SA, 7.00%, 6/04/18	1,600	1,739,878
Telefonica Emisiones SAU, 5.86%, 2/04/13	3,600	3,837,704
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,558,892
6.90%, 4/15/38 (c)	900	998,850
8.95%, 3/01/39	500	681,533
7.35%, 4/01/39	1,700	1,981,488
Virgin Media Secured Finance Plc:
6.50%, 1/15/18 (c)	2,600	2,840,500
5.25%, 1/15/21 (b)(c)	600	602,044
Windstream Corp., 7.88%, 11/01/17	5,650	6,059,625

		39,606,383

Electric Utilities - 1.4%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,072,637
5.88%, 2/01/33	3,500	3,545,822
Duke Energy Corp., 5.05%, 9/15/19 (c)	2,000	2,083,080
FirstEnergy Solutions Corp., 6.05%, 8/15/21	1,200	1,243,446
MidAmerican Energy Holdings Co., 5.75%, 4/01/18	6,550	7,304,514
Northern States Power Co, 5.25%, 7/15/35	2,500	2,486,883
Oncor Electric Delivery Co. LLC, 5.95%, 9/01/13	2,750	3,000,085
Pacific Gas & Electric Co., 5.63%, 11/30/17	1,500	1,665,932
PacifiCorp, 5.50%, 1/15/19	1,300	1,442,542
Progress Energy, Inc.:
4.88%, 12/01/19 (c)	3,100	3,217,533
4.40%, 1/15/21 (c)	3,700	3,672,502
Southern Co., 4.15%, 5/15/14	900	952,171

		31,687,147

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc., 4.25%, 8/15/20	600	594,489
Tyco Electronics Group SA, 6.55%, 10/01/17	2,900	3,318,777

		3,913,266

Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc., 4.88%, 7/08/40	1,700	1,550,767

Food Products - 0.6%
General Mills, Inc., 5.65%, 2/15/19	1,400	1,551,819
HJ Heinz Finance Co., 7.13%, 8/01/39 (b)	1,400	1,662,961
Hershey Co. (The), 4.13%, 12/01/20	1,550	1,553,008
Kellogg Co.:
5.13%, 12/03/12	2,300	2,453,656
4.45%, 5/30/16	100	107,144
Series B, 7.45%, 4/01/31	100	124,593

108

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Corporate Bonds (Cont.)
Food Products - 0.6% (Cont.)
Kraft Foods, Inc., 5.38%, 2/10/20	3,600	3,800,685
Mead Johnson Nutrition Co., 4.90%, 11/01/19	2,400	2,484,847

		13,738,713

Health Care Equipment & Supplies - 0.1%
Covidien International Finance SA, 6.55%, 10/15/37	1,600	1,821,264
Zimmer Holdings, Inc., 4.63%, 11/30/19	1,450	1,501,704

		3,322,968

Health Care Providers & Services - 1.2%
AmerisourceBergen Corp., 4.88%, 11/15/19	900	933,594
CIGNA Corp., 4.38%, 12/15/20	1,900	1,856,600
Cardinal Health, Inc., 4.63%, 12/15/20	4,300	4,276,827
DaVita, Inc.:
6.38%, 11/01/18	6,250	6,312,500
6.63%, 11/01/20	2,200	2,227,500
Express Scripts, Inc., 6.25%, 6/15/14	2,200	2,444,092
Humana, Inc., 6.45%, 6/01/16	2,400	2,656,375
Laboratory Corp. of America Holdings, 3.13%, 5/15/16	1,600	1,592,943
UnitedHealth Group, Inc.:
4.70%, 2/15/21	3,100	3,134,010
6.88%, 2/15/38	1,700	1,906,928
5.70%, 10/15/40	250	243,725

		27,585,094

Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,149,398
5.70%, 2/01/39	1,100	1,166,881
4.88%, 7/15/40	1,600	1,510,654
Wyndham Worldwide Corp., 6.00%, 12/01/16	3,850	4,079,614
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,103,268
6.25%, 3/15/18	2,500	2,806,262
3.88%, 11/01/20 (c)	1,500	1,416,485
6.88%, 11/15/37	2,100	2,339,543

		16,572,105

Household Durables - 0.0%
Stanley Black & Decker, Inc., 5.20%, 9/01/40	600	570,527

Independent Power Producers & Energy Traders - 0.2%
Constellation Energy Group, Inc., 5.15%, 12/01/20	3,200	3,174,819
Exelon Generation Co. LLC, 5.75%, 10/01/41	500	458,648

		3,633,467

Industrial Conglomerates - 0.2%
Tyco International Finance SA, 8.50%, 1/15/19	3,900	5,031,339

Insurance - 0.9%
Allstate Life Global Funding Trusts, 5.38%, 4/30/13	5,250	5,664,057
American International Group:
6.40%, 12/15/20	1,200	1,280,753
6.25%, 3/15/37	500	457,500
8.18%, 5/15/68 (a)	500	538,125
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	434,508
9.25%, 4/15/19	2,300	2,931,039
Metropolitan Life Global Funding I, 2.50%, 1/11/13 (b)	2,500	2,542,965
Northwestern Mutual Life Insurance, 6.06%, 3/30/40 (b)	2,700	2,850,897

109

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Corporate Bonds (Cont.)
Insurance - 0.9% (Cont.)
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,849,993
7.38%, 6/15/19	1,000	1,174,116
Willis Group Holdings Plc, 5.75%, 3/15/21	1,300	1,289,863

		21,013,816

Internet Software & Services - 0.1%
Digital Realty Trust LP, 5.88%, 2/01/20	2,800	2,922,450

IT Services - 0.6%
International Business Machines Corp.:
2.00%, 1/05/16 (c)	8,600	8,366,845
7.63%, 10/15/18	2,050	2,565,606
5.60%, 11/30/39	1,600	1,672,634

		12,605,085

Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	4,100	4,033,375
Life Technologies Corp., 3.50%, 1/15/16	4,400	4,386,281
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14	1,600	1,663,251
4.50%, 3/01/21	1,900	1,935,853

		12,018,760

Machinery - 0.3%
Case New Holland, Inc., 7.75%, 9/01/13	3,191	3,474,201
Caterpillar, Inc., 6.05%, 8/15/36	600	674,095
Dover Corp., 4.30%, 3/01/21	2,400	2,423,040

		6,571,336

Media - 2.1%
CSC Holdings, Inc., 7.63%, 7/15/18	7,750	8,486,250
Comcast Corp., 5.70%, 5/15/18	7,050	7,674,066
DirecTV Holdings LLC, 5.20%, 3/15/20	2,500	2,574,887
DISH DBS Corp.:
6.38%, 10/01/11	500	510,000
7.88%, 9/01/19	2,700	2,922,750
DirecTV Holdings LLC / DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,292,000
5.88%, 10/01/19	1,500	1,621,761
5.00%, 3/01/21	2,300	2,308,096
NBC Universal, Inc., 6.40%, 4/30/40 (b)	500	513,366
News America, Inc.:
5.65%, 8/15/20	1,400	1,523,599
4.50%, 2/15/21 (b)	3,500	3,429,058
6.15%, 2/15/41 (b)	1,900	1,884,124
TCM Mobile LLC, 3.55%, 1/15/15 (b)	1,600	1,619,666
Time Warner, Inc.:
7.70%, 5/01/32	500	583,079
6.20%, 3/15/40	600	594,553
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,386,999
6.88%, 4/30/36	2,700	2,956,484

		45,880,738

Metals & Mining - 0.7%
Alcoa, Inc., 5.55%, 2/01/17 (c)	1,400	1,480,440
Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/01/17	2,200	2,425,500
Rio Tinto Finance USA Ltd., 9.00%, 5/01/19	5,300	6,964,836
Vale Overseas Ltd.:

110

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Corporate Bonds (Cont.)
Metals & Mining - 0.7% (Cont.)
6.88%, 11/21/36	1,000	1,064,861
6.88%, 11/10/39	2,100	2,244,679
Xstrata Canada Corp., 6.20%, 6/15/35	1,000	1,026,802

		15,207,118

Multi-Utilities - 0.4%
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,623,918
4.45%, 3/15/21	2,100	2,082,637
PSEG Power LLC, 6.95%, 6/01/12	2,300	2,451,956

		9,158,511

Oil, Gas & Consumable Fuels - 2.3%
Anadarko Petroleum Corp., 6.20%, 3/15/40	1,300	1,255,922
Apache Corp., 5.10%, 9/01/40	700	650,731
BP Capital Markets Plc:
3.13%, 10/01/15	700	703,914
3.20%, 3/11/16	1,500	1,493,379
Buckeye Partners LP, 4.88%, 2/01/21	550	546,341
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	500	564,703
EnCana Corp., 6.50%, 5/15/19 (c)	400	467,037
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,479,958
9.00%, 4/15/19	800	1,010,659
Enterprise Products Operating LLC:
5.20%, 9/01/20	2,100	2,166,093
5.75%, 3/01/35	1,500	1,437,934
5.95%, 2/01/41	900	875,394
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20 (b)	3,200	3,552,000
7.75%, 2/01/21 (b)	250	266,875
Marathon Oil Corp., 6.60%, 10/01/37	900	987,741
Marathon Petroleum Corp.:
5.13%, 3/01/21 (b)	500	503,992
6.50%, 3/01/41 (b)	1,000	1,010,363
Newfield Exploration Co., 7.13%, 5/15/18	2,082	2,238,150
Petrobras International Finance Co.:
5.75%, 1/20/20	2,000	2,063,268
6.88%, 1/20/40	1,270	1,329,948
Petronas Capital Ltd., 5.25%, 8/12/19	2,200	2,338,299
Pioneer Natural Resources Co., 6.88%, 5/01/18 (c)	1,333	1,446,917
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19 (c)	600	750,630
5.75%, 1/15/20	3,000	3,210,825
6.70%, 5/15/36	1,000	1,081,939
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	6,250	7,283,356
3.80%, 10/01/20	4,200	4,042,844
7.63%, 1/15/39	600	743,536
Valero Energy Corp., 6.13%, 2/01/20	3,900	4,218,123
Williams Partners LP, 3.80%, 2/15/15	800	828,144

		51,549,015

Paper & Forest Products - 0.2%
Domtar Corp., 10.75%, 6/01/17 (c)	1,500	1,875,000
International Paper Co., 9.38%, 5/15/19	1,600	2,059,450

		3,934,450

Pharmaceuticals - 0.7%
Abbott Laboratories, 5.30%, 5/27/40	1,400	1,375,424

111

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Corporate Bonds (Cont.)
Pharmaceuticals - 0.7% (Cont.)
AstraZeneca Plc, 6.45%, 9/15/37	1,500	1,697,777
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	500	563,534
Johnson & Johnson, 4.50%, 9/01/40	1,800	1,649,113
Pfizer, Inc., 6.20%, 3/15/19	1,500	1,728,529
Sanofi-Aventis SA, 2.63%, 3/29/16	2,400	2,379,370
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)	5,600	5,530,000

		14,923,747

Professional Services - 0.0%
Dun & Bradstreet Corp., 2.88%, 11/15/15	600	588,157

Real Estate Investment Trusts (REITs) - 0.6%
Host Hotels & Resorts, Inc., 6.00%, 11/01/20	5,200	5,109,000
Plum Creek Timberlands LP, 4.70%, 3/15/21	600	577,819
Simon Property Group LP, 5.65%, 2/01/20	2,800	3,015,236
TransDigm, Inc., 7.75%, 12/15/18 (b)(c)	4,200	4,509,750

		13,211,805

Road & Rail - 0.3%
CSX Corp.:
5.75%, 3/15/13	2,600	2,801,726
5.50%, 4/15/41	800	771,542
Norfolk Southern Corp., 5.75%, 1/15/16	1,100	1,232,314
Union Pacific Corp., 6.13%, 2/15/20 (c)	1,300	1,492,102

		6,297,684

Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Corp., 2.38%, 11/01/15 (b)	300	289,795

Software - 0.1%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,667,469
5.75%, 4/15/18	550	615,881

		2,283,350

Specialty Retail - 0.7%
AutoZone, Inc., 4.00%, 11/15/20	3,600	3,348,616
Limited Brands, Inc.:
6.90%, 7/15/17	3,800	4,075,500
8.50%, 6/15/19	4,000	4,590,000
The Sherwin-Williams Co., 3.13%, 12/15/14	3,300	3,441,824

		15,455,940

Tobacco - 0.8%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,616,572
9.25%, 8/06/19	1,100	1,435,579
9.95%, 11/10/38 (c)	1,200	1,673,755
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,359,093
5.65%, 5/16/18	1,300	1,447,161
6.38%, 5/16/38	1,500	1,686,009
Reynolds American, Inc., 1.01%, 6/15/11 (a)	5,060	5,063,740

		17,281,909

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV, 5.00%, 3/30/20	2,800	2,887,066
American Tower Corp.:
4.50%, 1/15/18	2,100	2,062,379

112

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Corporate Bonds (Cont.)
Wireless Telecommunication Services - 0.5% (Cont.)
5.05%, 9/01/20	2,300	2,234,521
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,783,087
5.63%, 2/27/17	950	1,049,669

		10,016,722

Total Corporate Bonds - 26.7%		594,632,720

Foreign Agency Obligations

Brazilian Government International Bond:
5.88%, 1/15/19	7,600	8,417,000
5.63%, 1/07/41	1,500	1,473,750
Indonesia Government International Bond, 5.88%, 3/13/20 (b)	1,800	1,919,250
Mexico Government International Bond, 5.13%, 1/15/20	3,050	3,190,300
Panama Government International Bond, 6.70%, 1/26/36	800	898,000
Peruvian Government International Bond:
7.13%, 3/30/19 (c)	1,900	2,242,000
6.55%, 3/14/37	300	324,750
South Africa Government International Bond, 5.50%, 3/09/20	2,000	2,117,500

Total Foreign Agency Obligations - 0.9%		20,582,550

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 3.1%
Arran Residential Mortgages Funding Plc, Series 2010-1A, Class A1C, 1.51%, 5/16/47 (a)(b)	3,794	3,796,535
Banc of America Funding Corp., Series 2006-G, Class 2A2, 0.33%, 7/20/36 (a)	35	34,842
Citicorp Mortgage Securities, Inc., Series 2006-1, Class 2A1, 5.00%, 2/25/21	1,235	1,241,558
Countrywide Alternative Loan Trust:
Series 2006-HY12, Class A1, 5.81%, 8/25/36 (a)	1,072	1,077,627
Series 2006-OA2, Class A2A, 0.40%, 5/20/46 (a)	179	170,777
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-13, Class 1A1, 5.50%, 8/25/34	592	591,622
First Horizon Asset Securities, Inc., Series 2006-2, Class 1A6, 6.00%, 8/25/36	690	690,332
Fosse Master Issuer Plc, Series 2006-1A, Class A2, 0.36%, 10/18/54 (a)(b)	410	409,648
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 4A3, 1.00%, 6/19/35	5,400	5,349,002
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A2, 2.78%, 1/25/36 (a)	3,887	3,732,858
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 0.36%, 9/25/46 (a)	169	163,976
Series 2006-AR5, Class A1A, 0.34%, 10/25/46 (a)	5,852	5,278,144
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4, 0.64%, 8/25/35 (a)	1,536	1,432,747
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.38%, 7/15/21 (a)	4,802	4,787,877
Series 2011-1A, Class A2, 1.64%, 10/15/54 (a)(b)	7,700	7,708,509
JPMorgan Alternative Loan Trust, Series 2006-A7, Class 1A2, 0.31%, 12/25/36 (a)	5,594	5,481,174
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.52%, 7/25/35 (a)	1,272	1,205,878
Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	780	776,473
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1, 0.45%, 9/25/47 (a)	4,429	4,292,609
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.38%, 10/25/46 (a)	3,504	3,471,057
Series 2007-1, Class A2B, 0.36%, 3/25/37 (a)	4,133	4,006,525
Series 2007-2, Class A1, 0.40%, 6/25/37 (a)	663	645,567
Series 2007-2, Class A3A, 0.39%, 6/25/37 (a)	9,152	9,040,073
WaMu Mortgage Pass Through Certificates:
Series 2005-AR15, Class A1B1, 0.50%, 11/25/45 (a)	344	337,839
Series 2005-AR15, Class A1C2, 0.64%, 11/25/45 (a)	285	279,730
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-7, Class A3, 5.25%, 9/25/35	1,180	1,199,084
Series 2005-AR14, Class A2, 5.36%, 8/25/35 (a)	1,499	1,500,173

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March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Non-Agency Mortgage-Backed Securities (Cont.)
Collateralized Mortgage Obligations - 3.1% (Cont.)
Series 2006-AR11, Class A3, 5.25%, 8/25/36 (a)	286	286,185

		68,988,421

Commercial Mortgage-Backed Securities - 6.3%
Banc of America Commercial Mortgage, Inc.:
Series 2006-2, Class A4, 5.74%, 5/10/45 (a)	3,245	3,524,353
Series 2006-2, Class AM, 5.78%, 5/10/45 (a)	5,600	5,802,633
Bear Stearns Commercial Mortgage Securities:
Series 2001-TOP2, Class A2, 6.48%, 2/15/35	1,731	1,729,780
Series 2007-PW17, Class A4, 5.69%, 6/11/50 (a)	2,355	2,518,224
CW Capital Cobalt Ltd.:
Series 2006-C1, Class A4, 5.22%, 8/15/48	3,000	3,111,918
Series 2007-C2, Class A3, 5.48%, 4/15/47 (a)	3,700	3,815,968
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class A4, 6.10%, 12/10/49 (a)	2,500	2,743,156
Series 2008-C7, Class AM, 5.82%, 12/10/49 (a)	2,800	2,884,647
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK3, Class A4, 6.53%, 6/15/34	375	374,756
Series 2002-CKN2, Class A3, 6.13%, 4/15/37	2,249	2,319,321
Series 2005-C5, Class AM, 5.10%, 8/15/38 (a)	1,500	1,568,022
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3, 5.31%, 12/15/39	3,900	4,094,949
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%, 12/10/35	4,999	5,156,819
Series 2007-C1, Class A2, 5.42%, 12/10/49	1,945	1,975,365
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG5, Class A5, 5.22%, 4/10/37 (a)	1,000	1,064,781
Series 2006-GG7, Class AM, 5.89%, 7/10/38 (a)	4,200	4,359,086
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%, 11/15/35	4,479	4,537,801
Series 2002-CIB4, Class A3, 6.16%, 5/12/34	7,345	7,563,563
Series 2004-CBX, Class A3, 4.18%, 1/12/37	1,493	1,492,502
Series 2005-CB12, Class A3A1, 4.82%, 9/12/37	6,500	6,551,061
Series 2006-LDP6, Class AM, 5.53%, 4/15/43 (a)	4,600	4,704,240
Series 2007-CB19, Class A3, 5.74%, 2/12/49 (a)	4,300	4,455,438
Series 2007-LDPX, Class A1S, 4.93%, 1/15/49	9,551	9,652,091
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/38	6,600	6,693,039
Series 2006-C7, Class A3, 5.35%, 11/15/38	2,000	2,115,839
Series 2007-C6, Class A4, 5.86%, 7/15/40 (a)	5,700	6,066,810
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1, Class A2, 5.44%, 2/12/39 (a)	709	708,863
Series 2006-3, Class AM, 5.46%, 7/12/46 (a)	3,300	3,338,391
Merrill Lynch Mortgage Trust, Series 2004-MKB1, Class A3, 4.89%, 2/12/42	598	612,632
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	7,100	7,672,241
Morgan Stanley Reremic Trust:
Series 2009-GG10, Class A4A, 5.81%, 8/12/45 (a)(b)	3,000	3,240,972
Series 2010-GG10, Class A4A, 5.81%, 8/15/45 (a)(b)	3,800	4,105,231
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A5, 5.42%, 1/15/45 (a)	5,700	6,012,343
Series 2006-C26, Class AM, 5.96%, 6/15/45 (a)	2,700	2,821,676
Series 2006-C28, Class A4, 5.57%, 10/15/48	5,100	5,394,583
Series 2007-C34, Class A3, 5.68%, 5/15/46	6,000	6,363,537

		141,146,631

Total Non-Agency Mortgage-Backed Securities - 9.4%		210,135,052

Preferred Securities

Capital Trusts

Insurance - 0.3%
AON Corp., 8.21%, 1/01/27	1,700	1,888,234

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March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

Preferred Securities (Cont.)
Capital Trusts (Cont.)
Insurance - 0.3% (Cont.)
Chubb Corp.:
6.00%, 5/11/37	800	837,928
6.38%, 3/29/67 (a)	2,550	2,683,875
The Travelers Cos., Inc., 6.25%, 6/15/37	1,000	1,074,250

		6,484,287

Total Capital Trusts - 0.3%		6,484,287

	Shares	Value

Trust Preferred - 0.2%
Diversified Financial Services - 0.2%
JPMorgan Chase Capital XXVII, 7.00%, 11/01/39	3,500	3,606,316

Total Preferred Securities - 0.5%		10,090,603

	Par (000)	Value

Taxable Municipal Bonds

Chicago, Illinois Waterworks Revenue, 6.74%, 11/01/40	$150	152,397
Massachusetts State Transportation Fund Revenue, 5.73%, 6/01/40	150	154,320
New Jersey State Turnpike Authority Revenue, 7.10%, 1/01/41	700	752,773
New York City Transitional Finance Authority Revenue, 5.57%, 11/01/38	450	436,059
Orange County Local Transportation Authority Sales Tax Revenue, 6.91%, 2/15/41	450	493,065
Port Authority of New York & New Jersey Revenue, 5.65%, 11/01/40	800	765,592
San Diego County Regional Transportation Commission Revenue, 5.91%, 4/01/39	600	587,502
San Francisco City & County Public Utilities Commission Revenue, 6.95%, 11/01/31	900	956,871
State of California:
7.55%, 4/01/39	400	434,796
7.63%, 3/01/40	1,150	1,258,042
7.60%, 11/01/40	250	273,368
State of Illinois, 2.77%, 1/01/12	5,200	5,228,236
State of Mississippi, 5.25%, 11/01/34	600	568,608
University of Missouri System Facilities Revenue, 5.79%, 11/01/39	300	311,067

Total Taxable Municipal Bonds - 0.6%		12,372,696

U.S. Government Sponsored Agency Securities

Agency Obligations - 3.1%
Fannie Mae, 7.25%, 5/15/30	14,600	19,720,001
Freddie Mac, 1.75%, 9/10/15	50,000	49,076,200

		68,796,201

Collateralized Mortgage Obligations - 0.3%
Freddie Mac Mortgage Backed Securities, Series 3807, Class FN, 0.76%, 2/15/41 (a)	5,429	5,437,658

Interest Only Collateralized Mortgage Obligations - 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%, 5/15/29	435	5,856
Series 3003, Class BI, 5.00%, 12/15/34	381	5,041
Series 3016, Class PI, 5.50%, 5/15/29	122	970

		11,867

Mortgage-Backed Securities - 60.7%
Fannie Mae Mortgage Backed Securities:
1.00%, 5/01/40 (a)	4,995	5,181,887

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March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

U.S. Government Sponsored Agency Securities (Cont.)
Mortgage-Backed Securities - 60.7% (Cont.)
2.35%, 1/01/36 (a)	2,188	2,297,842
2.56%, 1/01/35 (a)	1,798	1,886,023
2.59%, 5/01/33 (a)	4,176	4,346,045
2.59%, 8/01/33	3,102	3,253,616
3.00%, 2/01/26 - 4/01/41 (d)	1,995	1,945,618
3.35%, 4/01/40 (a)	732	755,600
3.50%, 2/01/26 - 4/01/41 (d)	82,977	78,883,682
4.00%, 8/01/25 - 4/01/41 (d)	272,402	268,822,652
4.50%, 10/01/24 - 4/01/41 (d)	208,421	212,824,775
5.00%, 1/01/18 - 4/01/41 (d)	117,495	123,534,109
5.50%, 9/01/19 - 4/01/41 (d)	136,368	146,404,706
6.00%, 11/01/22 - 4/01/41 (d)	31,578	34,569,866
6.50%, 7/01/32 - 10/01/36	20,829	23,528,149
Freddie Mac Mortgage Backed Securities:
2.35%, 10/01/33 (a)	1,723	1,791,511
3.36%, 2/01/40 (a)	4,675	4,813,942
3.50%, 12/01/25 - 4/01/41 (d)	5,978	5,997,650
4.00%, 3/01/26 - 4/01/41 (d)	56,096	56,183,809
4.50%, 8/01/20 - 4/01/41 (d)	54,876	56,088,588
4.56%, 4/01/38 (a)	6,691	7,047,815
5.00%, 10/01/20 - 4/01/41 (d)	49,399	51,776,266
5.50%, 12/01/27 - 4/01/41 (d)	32,826	35,098,069
6.00%, 12/01/28 - 4/01/41 (d)	21,105	23,035,372
6.22%, 11/01/36 (a)	2,728	2,862,937
6.50%, 5/01/21 - 1/01/36	4,399	4,949,858
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40 - 4/01/41 (d)	13,995	13,332,409
4.00%, 9/15/40 - 4/01/41 (d)	20,018	20,064,860
4.50%, 3/15/39 - 4/01/41 (d)	82,439	85,069,803
5.00%, 9/15/39 - 7/20/40	35,561	37,961,786
5.50%, 6/15/34 - 11/20/39	19,408	21,042,045
6.00%, 4/01/41 (d)	16,000	17,600,000

		1,352,951,290

Total U.S. Government Sponsored Agency Securities - 64.1%		1,427,197,016

U.S. Treasury Obligations

U.S. Treasury Bonds:
6.13%, 8/15/29 (e)	700	868,875
6.25%, 5/15/30	22,400	28,230,989
5.00%, 5/15/37	29,000	31,510,298
4.38%, 5/15/40 (c)	23,100	22,583,946
3.88%, 8/15/40 (c)	9,800	8,769,471
4.25%, 11/15/40 (c)	4,640	4,437,724
U.S. Treasury Inflation Indexed Notes, 1.13%, 1/15/21	27,987	28,448,151
U.S. Treasury Notes:
2.75%, 12/31/17	26,500	26,377,862
3.50%, 5/15/20 (c)(e)	32,099	32,532,978

Total U.S. Treasury Obligations - 8.2%		183,760,294

Total Long-Term Investments
(Cost - $ 2,740,976,883) - 125.2%		2,789,020,339
Short-Term Securities

	Shares	Value

Money Market Funds - 14.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.23% (f)(g)(h)	311,939,265	311,939,265

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March 31, 2011

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

Short-Term Securities (Cont.)
Money Market Funds - 14.5% (Cont.)
BlackRock Cash Funds: Prime, SL Agency Shares, 0.22% (f)(g)(h)	11,961,194	$11,961,194

		323,900,459

Total Short-Term Securities
(Cost - $ 323,900,459) - 14.5%		323,900,459

Total Investments Before TBA Sale Commitments
(Cost - $ 3,064,877,342*) - 139.7%		3,112,920,798

	Par (000)	Value

TBA Sale Commitments (d)
Fannie Mae Mortgage Backed Securities:
3.00%, 2/01/26 - 4/01/41	$1,000	(974,219)
3.50%, 2/01/26 - 4/01/41	44,000	(41,428,750)
4.00%, 8/01/25 - 4/01/41	163,000	(160,300,313)
4.50%, 10/01/24 - 4/01/41	131,000	(133,312,969)
5.00%, 1/01/18 - 4/01/41	12,000	(12,618,125)
5.50%, 9/01/19 - 4/01/41	10,000	(10,693,750)
6.00%, 11/01/22 - 8/01/38	2,000	(2,175,000)
Freddie Mac Mortgage Backed Securities:
4.00%, 3/01/26 - 4/01/41	19,000	(19,067,656)
5.00%, 10/01/20 - 4/01/41	1,000	(1,061,250)
Ginnie Mae Mortgage Backed Securities:
4.00%, 9/15/40 - 4/01/41	3,000	(3,000,000)

Total TBA Sale Commitments (Proceeds - $384,243,105) - (17.3)%		(384,632,032)

Total Investments Net of TBA Sale Commitments - 122.4%		2,728,288,766
Liabilities in Excess of Other Assets - (22.4)%		(500,150,204)

Net Assets - 100.0%		$2,228,138,562

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,064,948,667

Gross unrealized appreciation	$64,002,137
Gross unrealized depreciation	(16,030,006)

Net unrealized appreciation	$47,972,131

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

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March 31, 2011

(Unaudited)

(d)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Bank of America Securities	$9,566,719	$29,014
Barclays Capital Inc.	$142,188	$(34,023)
BNP Paribas	$(39,726,250)	$(114,714)
Citigroup Global	$7,760,000	$(126,069)
Credit Suisse Securities LLC	$48,873,438	$192,659
Deutsche Bank Securites, Inc.	$63,633,438	$554,685
Goldman Sachs & Co.	$55,087,344	$169,675
JPMorgan Securities, Ltd.	$(23,986,719)	$(493,244)
Morgan Stanley Capital Services, Inc.	$16,463,125	$24,326
Nomura Securities	$5,088,281	$29,297
RBS Securities LLC	$(4,412,500)	$(9,990)
UBS Securities LLC	$5,273,906	$(16,307)
Wells Fargo Securities	$1,944,375	$23,442

(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income

BlackRock Cash Funds:
Institutional, SL Agency Shares	519,520,789	(207,581,524)	311,939,265	$5,747
BlackRock Cash Funds:
Prime, SL Agency Shares	12,803,177	(841,983)	11,961,194	$220,784

(g)	Represents the current yield as of report date.

(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)

513	2-Year U.S. Treasury Notes	Chicago Board of Trade	June 2011	$111,898,125	$(115,983)
2,206	5-Year U.S. Treasury Notes	Chicago Board of Trade	June 2011	$257,636,673	144,962

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March 31, 2011

(Unaudited)

210	10-Year U.S. Treasury Notes	Chicago Board of Trade	June 2011	$ 24,996,563	(27,969)
240	30-Year U.S. Treasury Bonds	Chicago Board of Trade	June 2011	$28,845,000	53,082

Total					$54,092

•	Financial futures contracts sold as of March 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration Date	Notional Value	Unrealized Depreciation

61	Ultra Long U.S. Treasury Bonds	Chicago Board of Trade	June 2011	$(7,537,313)	$(188,848)

•	Credit default swaps on single-name issues – buy protection outstanding as of March 31, 2011 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation

General Electric Capital Corp.	3.25%	Deutsche Bank AG	December 2013	$4,000	$272,056

•	Credit default swaps on traded indexes – sold protection outstanding as of March 31, 2011 were as follows:

Issuer	Received Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation

Dow Jones CDX North America Investment Grade	1.00%	UBS AG	December 2015	$63,500	$(11,061)
Dow Jones CDX North America Investment Grade	1.00%	BNP Paribas	December 2015	23,600	(23,911)
Dow Jones CDX North America High Yield	5.00%	BNP Paribas	December 2015	16,100	(52,000)

Total					$(86,972)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1—price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

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SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2011

(Unaudited)

Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$330,249,408	—	$330,249,408
Corporate Bonds	—	594,632,720	—	594,632,720
Foreign Agency Obligations	—	20,582,550	—	20,582,550
Non-Agency Mortgage- Backed Securities	—	210,135,052	—	210,135,052
Preferred Securities	—	10,090,603	—	10,090,603
Taxable Municipal Bonds	—	12,372,696	—	12,372,696
U.S. Government Sponsored Agency Securities	—	1,427,197,016	—	1,427,197,016
U.S. Treasury Obligations	—	183,760,294	—	183,760,294
Short-Term Securities:
Money Market Funds	$323,900,459	—	—	323,900,459
Liabilities:
Investments in Securities:
TBA Sale Commitments		(384,632,032)	—	(384,632,032)

Total	$323,900,459	$2,404,388,307	—	$2,728,288,766

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$272,056	—	$272,056
Interest rate contracts	$54,092	—	—	54,092
Liabilities:
Credit contracts	—	(86,972)	—	(86,972)
Interest rate contracts	(188,848)	—	—	(188,848)

Total	$(134,756)	$185,084	—	$50,328

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

120

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust Schedules of Investments included as Item 1 on this Form N-Q, includes the schedules of investments and notes to schedules of investments of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-Q have any control over the preparation or content of the information included in MIP’s schedules of investments and notes to schedules of investments included herein.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date  May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date  May 25, 2011

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date  May 25, 2011